    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011.

                                                              FILE NO. 333-43886

                                                                       811-05439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 209                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

UNION SECURITY VARIABLE ANNUITY

VARIABLE ACCOUNT D

ISSUED BY:
UNION SECURITY INSURANCE COMPANY
2323 GRAND BOULEVARD
KANSAS CITY, MO 64108


ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Union Security Variable Annuity. Please read it carefully before you purchase your variable annuity.

Union Security Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features are no longer available for sale.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
THE CONTRACT                                                                  11
  Purchases and Contract Value                                                11
  Charges and Fees                                                            15
  Death Benefit                                                               16
  Surrenders                                                                  18
ANNUITY PAYOUTS                                                               19
OTHER PROGRAMS AVAILABLE                                                      21
OTHER INFORMATION                                                             23
  Legal Proceedings                                                           24
  More Information                                                            24
FEDERAL TAX CONSIDERATIONS                                                    25
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS            32
ACCUMULATION UNIT VALUES                                                      39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      42

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

4                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value (subject to rounding) is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                         8%
  Second Year                                                                                            7%
  Third Year                                                                                             6%
  Fourth Year                                                                                            5%
  Fifth Year                                                                                             4%
  Sixth Year                                                                                             3%
  Seventh Year                                                                                           2%
  Eight Year                                                                                             0%
  SUB-ACCOUNT TRANSFER FEE (3)                                                                         $25

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

(3)  The Sub-Account Transfer Fee is currently waived.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                   1.05%
  Administrative Charge                                                                               0.10%
  Total Separate Account Annual Expenses                                                              1.15%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account value)
  Enhanced Death Benefit                                                                              0.45%
  Total Separate Account Annual Expenses with all Optional Charges                                    1.60

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.83%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,009
3 years                                                                   $1,366
5 years                                                                   $1,709
10 years                                                                  $2,792



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $249
3 years                                                                     $766
5 years                                                                   $1,309
10 years                                                                  $2,792



(3)  If you do not Surrender your Contract:



1 year                                                                      $249
3 years                                                                     $766
5 years                                                                   $1,309
10 years                                                                  $2,792


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to the "Accumulation Unit Values" section of this Prospectus for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

-------------------------------------------------------------------------------

HIGHLIGHTS

WHAT TYPE OF SALES CHARGE WILL I PAY?

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       8%
          2                        7%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than Seven years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.05% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

- ENHANCED DEATH BENEFIT -- If you elect the Enhanced Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to a charge of 0.45% of your Contract value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner dies before the Annuity Commencement Date. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all Beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from all of the Beneficiaries, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds.

The standard Death Benefit is equal to the Contract Value of your Contract.

ENHANCED DEATH BENEFIT

If you elect the optional Enhanced Death Benefit the Death Benefit is the greatest of:

(1)  The Contract Value of your Contract;

(2) The total Premium Payments you have made to us minus adjustments for any partial Surrenders; or

(3) The highest Anniversary Value prior to the earlier of the date of death or the Contract Owner's 80th birthday.

You must elect the Enhanced Death Benefit prior to the date the Contract is issued. Once you elect the Enhanced Death Benefit, you can not cancel it.

See "Death Benefit" for a complete description of the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with

8                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security" or the "Company") is the issuer of the contracts. Union Security is a Kansas corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. ("Assurant" or the "Parent") and Assurant is the ultimate parent of Union Security Insurance Company. Assurant is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of the investment performance of any of Union Security or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

10                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services, Inc, DWS Scudder Distrubutors, Inc, Federated Sercurites Corp, HL Investment Advisors, LLC, ING Fund Services, Invesco Advisors Inc., MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Nationwide Fund Distributors LLC, Nationwide Fund Advisors, Neuberger Berman Management Inc, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Van Eck Securities Corp; Van Eck Fund, Inc; Van Eck World Wide Investment Trust Funds, LLC, and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

UNION SECURITY INSURANCE COMPANY                                          11

-------------------------------------------------------------------------------


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, of the annual percentage of the average daily net assets (for instance, in 2010, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2010, revenue sharing and Rule 12b-1 fees did not exceed approximately $53,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

12                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We will no longer accept additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

This Contract is no longer available for new sales.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

UNION SECURITY INSURANCE COMPANY                                          13

-------------------------------------------------------------------------------

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer

14                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we were unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

UNION SECURITY INSURANCE COMPANY                                          15

-------------------------------------------------------------------------------

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       8%
          2                        7%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT: In any Contract Year you may take partial Surrenders up to 10% of the Premium Payments we received before the partial Surrender, regardless of whether you have previously Surrendered such Premium Payments.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS. After the seventh Contract Year, you may take any Premium Payment that has been held in the Contract for seven years which has not been previously been Surrendered.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an

16                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

  Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   On or after the Annuitant's 110th birthday.

- For any contract owned by Union Security, or its subsidiaries, and the following persons associated with such companies, if at the time of contract issuance they are an officer, director, employee, or a family member of an officer, director, or employee.

- For any contract owned by a director or officer of an underlying Fund, or a family member of an officer or director of an underlying Fund.

- For any contract owned by any representative or employee of Woodbury Financial Services, or of other broker-dealers having a sales agreement with Woodbury Financial Services, or a family member of such representative or employee.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.05% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

We may reduce or waive the administrative charge when we sell a contract to an individual or to a group in a manner that results in savings or in reduction of administrative expense. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

PREMIUM TAXES

We deduct Premium Taxes, imposed on us, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner dies before the Annuity Commencement Date. If the Contract Owner is a non-natural person, we will pay the Death

UNION SECURITY INSURANCE COMPANY                                          17

-------------------------------------------------------------------------------

Benefit upon the death of the Annuitant prior to the Annuity Commencement Date. In such case, if more than one Annuitant has been named, we will pay the Death Benefit only upon the death of the last survivor of the Annuitants.

The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all Beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from all Beneficiaries, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs prior to the Annuity Commencement Date, the standard Death Benefit is equal to the Contract Value of your Contract.

ENHANCED DEATH BENEFIT

If you elected the optional Enhanced Death Benefit the Death Benefit is the greatest of:

(1)  The Contract Value of your Contract.

(2) The total Premium Payments you have made to us minus adjustments for partial Surrenders.

Adjustments are made for partial Surrenders under (2) by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the total Premium Payments you have made, minus adjustments for all prior partial Surrenders

(3) The highest Anniversary Value prior to the earlier of the date of death or the Contract Owner's 80th birthday.

     The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the total Premium Payments made by you since the Contract Anniversary minus adjustments for partial Surrenders made since that anniversary.

Adjustments are made for partial Surrenders for calculating the Anniversary Value by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Contract Value on the Contract Anniversary, plus Premium Payments made since that Anniversary and before the partial Surrender, minus adjustments for withdrawals made since that Anniversary and before the partial Surrender.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from all Beneficiaries, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit is $50,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by the Federal deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death benefit amount to the General account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the program, we earn investment income from the proceeds. The Investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of

18                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the Spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone

UNION SECURITY INSURANCE COMPANY                                          19

-------------------------------------------------------------------------------

Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- if you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the

20                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

"Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment

UNION SECURITY INSURANCE COMPANY                                          21

-------------------------------------------------------------------------------

performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table and,

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 3% AIR is 0.999919%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Please see Federal Tax Considerations and Information Regarding Tax-Qualified Retirement Plans for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you

22                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the

UNION SECURITY INSURANCE COMPANY                                          23

-------------------------------------------------------------------------------

  Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 7755 3rd Street North, Oakdale, MN 55128.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection

24                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to FINRA rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. As of December 31, 2010, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances) to the following Financial Intermediaries:


AIG Advisors Group, Inc. (FSC Securities Corporation, Royal Alliance Associates, Inc., Sagepoint Financial, Inc.) and Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $421 thousand (excluding corporate-sponsorship related perquisites) or approximately 0.04% based on average assets.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


LEGAL PROCEEDINGS

Union Security is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.


As previously disclosed by the Parent, the Parent entered into a settlement on January 21, 2010 in connection with a complaint filed with the SEC regarding a finite reinsurance arrangement entered into by the Parent. The Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3.5 million and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent paid the penalty.


As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

UNION SECURITY INSURANCE COMPANY                                          25

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

26                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".


iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the

UNION SECURITY INSURANCE COMPANY                                          27

-------------------------------------------------------------------------------

      extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

28                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment

UNION SECURITY INSURANCE COMPANY                                          29

-------------------------------------------------------------------------------

under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments, and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

30                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax

UNION SECURITY INSURANCE COMPANY                                          31

-------------------------------------------------------------------------------

payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

32                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of

UNION SECURITY INSURANCE COMPANY                                          33

-------------------------------------------------------------------------------

20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA to a Roth IRA under certain circumstances. The conversion in the year of conversion (special rules apply to 2010 conversions) of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to

34                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

UNION SECURITY INSURANCE COMPANY                                          35

-------------------------------------------------------------------------------

certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

36                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

UNION SECURITY INSURANCE COMPANY                                          37

-------------------------------------------------------------------------------

actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

38                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

UNION SECURITY INSURANCE COMPANY                                          39

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.095           $0.850           $1.258
  Accumulation Unit Value at end
   of period                          $1.213           $1.095           $0.850
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               52               53
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $4.634           $3.614           $5.372
  Accumulation Unit Value at end
   of period                          $5.114           $4.634           $3.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.077           $8.113          $13.083
  Accumulation Unit Value at end
   of period                         $11.362          $10.077           $8.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                5                9
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.704           $7.848          $12.713
  Accumulation Unit Value at end
   of period                         $10.891           $9.704           $7.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.439           $1.168           $1.748
  Accumulation Unit Value at end
   of period                          $1.610           $1.439           $1.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         74               86              139
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $3.320           $2.706           $4.069
  Accumulation Unit Value at end
   of period                          $3.698           $3.320           $2.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206              284              285
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.127           $7.553          $16.070
  Accumulation Unit Value at end
   of period                         $11.438          $10.127           $7.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                4
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.936           $6.695          $14.309
  Accumulation Unit Value at end
   of period                         $10.048           $8.936           $6.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.183           $0.892           $1.549
  Accumulation Unit Value at end
   of period                          $1.396           $1.183           $0.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.143           $0.865           $1.510
  Accumulation Unit Value at end
   of period                          $1.343           $1.143           $0.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               29               29

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.193           $1.090           $1.090
  Accumulation Unit Value at end
   of period                          $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               59               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $5.119           $4.699           $4.700
  Accumulation Unit Value at end
   of period                          $5.372           $5.119           $4.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.216          $10.989          $11.070
  Accumulation Unit Value at end
   of period                         $13.083          $12.216          $10.989
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               10               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.923          $10.774          $10.856
  Accumulation Unit Value at end
   of period                         $12.713          $11.923          $10.774
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.633           $1.373           $1.381
  Accumulation Unit Value at end
   of period                          $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        169              199               70
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $3.819           $3.224           $3.243
  Accumulation Unit Value at end
   of period                          $4.069           $3.819           $3.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              282               16
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.000          $11.521          $11.459
  Accumulation Unit Value at end
   of period                         $16.070          $13.000          $11.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                1
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.627          $10.351          $10.298
  Accumulation Unit Value at end
   of period                         $14.309          $11.627          $10.351
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.342           $1.298           $1.306
  Accumulation Unit Value at end
   of period                          $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               38                6
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.314           $1.277           $1.285
  Accumulation Unit Value at end
   of period                          $1.510           $1.314           $1.277
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               15               22

40                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.422           $1.110           $2.067
  Accumulation Unit Value at end
   of period                          $1.653           $1.422           $1.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               45               98
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.374           $1.077           $2.014
  Accumulation Unit Value at end
   of period                          $1.590           $1.374           $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               54
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.131           $8.828          $11.944
  Accumulation Unit Value at end
   of period                         $15.077          $13.131           $8.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                3
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.103           $8.849          $12.026
  Accumulation Unit Value at end
   of period                         $14.977          $13.103           $8.849
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --                1               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.896           $0.719           $1.156
  Accumulation Unit Value at end
   of period                          $1.016           $0.896           $0.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               32
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $4.193           $3.378           $5.458
  Accumulation Unit Value at end
   of period                          $4.735           $4.193           $3.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.081           $1.577           $2.763
  Accumulation Unit Value at end
   of period                          $2.355           $2.081           $1.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               15               36
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $2.009           $1.530           $2.691
  Accumulation Unit Value at end
   of period                          $2.264           $2.009           $1.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103               64               70
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.184           $1.197           $1.186
  Accumulation Unit Value at end
   of period                          $1.171           $1.184           $1.197
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        565              582              798
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.992           $2.023           $2.012
  Accumulation Unit Value at end
   of period                          $1.960           $1.992           $2.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              236              207
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.710          $11.737          $18.974
  Accumulation Unit Value at end
   of period                         $21.208          $15.710          $11.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --                1                1
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.194           $8.401          $13.642
  Accumulation Unit Value at end
   of period                         $15.043          $11.194           $8.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.612           $1.456           $1.445
  Accumulation Unit Value at end
   of period                          $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         92               62                9
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.579           $1.432           $1.422
  Accumulation Unit Value at end
   of period                          $2.014           $1.579           $1.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         77               41              105
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.754          $10.696          $10.614
  Accumulation Unit Value at end
   of period                         $11.944          $11.754          $10.696
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.889          $10.867          $10.787
  Accumulation Unit Value at end
   of period                         $12.026          $11.889          $10.867
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.111           $0.974           $0.980
  Accumulation Unit Value at end
   of period                          $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               50                4
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $5.272           $4.640           $4.669
  Accumulation Unit Value at end
   of period                          $5.458           $5.272           $4.640
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                4                6
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $2.193           $1.783           $1.737
  Accumulation Unit Value at end
   of period                          $2.763           $2.193           $1.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               47                8
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $2.146           $1.752           $1.708
  Accumulation Unit Value at end
   of period                          $2.691           $2.146           $1.752
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98              105               85
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.143           $1.104           $1.102
  Accumulation Unit Value at end
   of period                          $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,010            1,093            2,583
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.948           $1.891           $1.888
  Accumulation Unit Value at end
   of period                          $2.012           $1.948           $1.891
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        315              419            1,093
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.553          $18.510          $18.624
  Accumulation Unit Value at end
   of period                         $18.974          $19.553          $18.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                1
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.122          $13.429          $13.516
  Accumulation Unit Value at end
   of period                         $13.642          $14.122          $13.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --                2               11

UNION SECURITY INSURANCE COMPANY                                          41

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.323           $0.946           $1.682
  Accumulation Unit Value at end
   of period                          $1.502           $1.323           $0.946
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.277           $0.917           $1.638
  Accumulation Unit Value at end
   of period                          $1.443           $1.277           $0.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.624           $1.428           $1.564
  Accumulation Unit Value at end
   of period                          $1.726           $1.624           $1.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               15               17
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $3.364           $2.972           $3.269
  Accumulation Unit Value at end
   of period                          $3.560           $3.364           $2.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               12               12
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.264          $13.958          $14.211
  Accumulation Unit Value at end
   of period                         $14.636          $14.264          $13.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                4
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.123          $12.899          $13.192
  Accumulation Unit Value at end
   of period                         $13.405          $13.123          $12.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.184           $0.963           $1.477
  Accumulation Unit Value at end
   of period                          $1.342           $1.184           $0.963
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               12               31
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.139           $0.931           $1.433
  Accumulation Unit Value at end
   of period                          $1.285           $1.139           $0.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         80               80               93

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
 HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.607           $1.418           $1.421
  Accumulation Unit Value at end
   of period                          $1.682           $1.607           $1.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.572           $1.393           $1.397
  Accumulation Unit Value at end
   of period                          $1.638           $1.572           $1.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.512           $1.459           $1.451
  Accumulation Unit Value at end
   of period                          $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               15               16
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $3.174           $3.077           $3.063
  Accumulation Unit Value at end
   of period                          $3.269           $3.174           $3.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               10                4
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.772          $13.394          $13.357
  Accumulation Unit Value at end
   of period                         $14.211          $13.772          $13.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                1
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.842          $12.546          $12.515
  Accumulation Unit Value at end
   of period                         $13.192          $12.842          $12.546
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.371           $1.138           $1.147
  Accumulation Unit Value at end
   of period                          $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               56               --
 WITH EDB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.337           $1.115           $1.123
  Accumulation Unit Value at end
   of period                          $1.433           $1.337           $1.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105              112               35

42                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Insurance Company
     c/o Hartford Life and Annuity Insurance Company


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Union Security Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                        UNION SECURITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Union Security Insurance
Company:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained by Woodbury Financial Services ("Woodbury Financial") of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which is included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $769,113, $229,949 and $232,455 to Woodbury Financial for annuity contract distribution services during 2008, 2009 and 2010 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Variable Account D of Union Security Insurance Company as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte and Touche LLP
Hartford, Connecticut
March 30, 2011

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         98,472                    43,088
                                       ==========                ==========
  Cost                                   $617,794                  $342,357
                                       ==========                ==========
  Market value                           $620,371                  $609,263
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --
 Receivable from fund shares
  sold                                          8                         8
 Other assets                                  --                        --
                                       ----------                ----------
 Total Assets                             620,379                   609,271
                                       ----------                ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     8                         8
 Payable for fund shares
  purchased                                    --                        --
 Other liabilities                             --                        --
                                       ----------                ----------
 Total Liabilities                              8                         8
                                       ----------                ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $620,371                  $609,263
                                       ==========                ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS         INVESCO V.I.           INVESCO V. I.        ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL                 CORE               INTERNATIONAL                MONEY
                                   GROWTH PORTFOLIO           EQUITY FUND             GROWTH FUND            MARKET PORFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (A)         SUB-ACCOUNT (B)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        38,737                   103,770                  45,294                3,645,386
                                      ==========              ============            ============             ============
  Cost                                  $988,230                $2,601,519                $697,076               $3,645,386
                                      ==========              ============            ============             ============
  Market value                          $713,544                $2,804,965              $1,299,488               $3,645,386
 Due from Hartford Life and
  Annuity Insurance Company                   --                        --                      --                       --
 Receivable from fund shares
  sold                                         9                       201                      50                       45
 Other assets                                 --                        --                      --                       31
                                      ----------              ------------            ------------             ------------
 Total Assets                            713,553                 2,805,166               1,299,538                3,645,462
                                      ----------              ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    9                       201                      50                       45
 Payable for fund shares
  purchased                                   --                        --                      --                       --
 Other liabilities                            --                         4                      --                       --
                                      ----------              ------------            ------------             ------------
 Total Liabilities                             9                       205                      50                       45
                                      ----------              ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $713,544                $2,804,961              $1,299,488               $3,645,417
                                      ==========              ============            ============             ============

                                                                                        FEDERATED
                                ALLIANCEBERNSTEIN VPS           FEDERATED             FUND FOR U.S.
                                      LARGE CAP                  CAPITAL                GOVERNMENT
                                   GROWTH PORTFOLIO       APPRECIATION FUND II      SECURITIES FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT (C)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        21,997                  2,400,246                 255,781
                                      ==========              =============            ============
  Cost                                  $478,215                $13,852,197              $2,890,163
                                      ==========              =============            ============
  Market value                          $611,297                $15,361,576              $2,941,482
 Due from Hartford Life and
  Annuity Insurance Company                   --                         --                      --
 Receivable from fund shares
  sold                                         8                        642                      83
 Other assets                                 --                          1                      --
                                      ----------              -------------            ------------
 Total Assets                            611,305                 15,362,219               2,941,565
                                      ----------              -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    8                        642                      83
 Payable for fund shares
  purchased                                   --                         --                      --
 Other liabilities                            --                         --                      --
                                      ----------              -------------            ------------
 Total Liabilities                             8                        642                      83
                                      ----------              -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $611,297                $15,361,577              $2,941,482
                                      ==========              =============            ============

(a)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(b) Formerly AIM V.I. International Growth Fund. Change effective April 30,
    2010.

(c) Effective March 12, 2010 Federated Clover Value Fund II merged with Federated Capital Appreciation Fund II.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FEDERATED               FEDERATED
                                     HIGH INCOME                PRIME
                                     BOND FUND II           MONEY FUND II
                                     SUB-ACCOUNT           SUB-ACCOUNT (D)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        565,440               2,603,371
                                     ============            ============
  Cost                                 $4,085,593              $2,603,371
                                     ============            ============
  Market value                         $3,975,041              $2,603,371
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                        129                      92
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,975,170               2,603,463
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   129                      92
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            129                      92
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,975,041              $2,603,371
                                     ============            ============

(d) Effective March 12, 2010 Federated International Equity Fund II merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FEDERATED                FEDERATED               FEDERATED                 NVIT
                                      QUALITY                  CAPITAL                 KAUFMANN              DEVELOPING
                                    BOND FUND II           INCOME FUND II              FUND II              MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (E)         SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       162,584                1,336,014                 543,255               103,811
                                    ============            =============            ============            ==========
  Cost                                $1,771,288              $11,432,949              $7,101,176              $744,779
                                    ============            =============            ============            ==========
  Market value                        $1,877,846              $12,224,526              $8,127,100              $724,599
 Due from Hartford Life and
  Annuity Insurance Company                   --                       --                      --                    --
 Receivable from fund shares
  sold                                        68                      539                     344                     9
 Other assets                                 --                       --                      --                    --
                                    ------------            -------------            ------------            ----------
 Total Assets                          1,877,914               12,225,065               8,127,444               724,608
                                    ------------            -------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   68                      539                     344                     9
 Payable for fund shares
  purchased                                   --                       --                      --                    --
 Other liabilities                            --                       --                      --                    --
                                    ------------            -------------            ------------            ----------
 Total Liabilities                            68                      539                     344                     9
                                    ------------            -------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,877,846              $12,224,526              $8,127,100              $724,599
                                    ============            =============            ============            ==========

                                                           HARTFORD       HARTFORD
                                       HARTFORD              TOTAL         CAPITAL
                                       ADVISERS           RETURN BOND   APPRECIATION
                                       HLS FUND            HLS FUND       HLS FUND
                                   SUB-ACCOUNT (H)        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,667,815           3,879,298        539,853
                                    ==============       =============  =============
  Cost                                $103,980,539         $45,264,128    $22,145,291
                                    ==============       =============  =============
  Market value                         $90,191,484         $42,268,506    $22,867,956
 Due from Hartford Life and
  Annuity Insurance Company                     --                 918             --
 Receivable from fund shares
  sold                                      30,741                  --          4,422
 Other assets                                   14                   5              5
                                    --------------       -------------  -------------
 Total Assets                           90,222,239          42,269,429     22,872,383
                                    --------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 30,741                  --          4,422
 Payable for fund shares
  purchased                                     --                 918             --
 Other liabilities                              --                  --             --
                                    --------------       -------------  -------------
 Total Liabilities                          30,741                 918          4,422
                                    --------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $90,191,498         $42,268,511    $22,867,961
                                    ==============       =============  =============

(e) Effective March 12, 2010 Federated Equity Income Fund II merged with Federated Capital Income Fund II.

(f) Effective March 12, 2010 Federated Mid Cap Growth Strategies Fund II merged with Federated Kaufmann Fund II.

(g)  Formerly Gartmore NVIT Developing Markets Fund. Change effective May 3,
     2010.

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 HARTFORD
                                 DIVIDEND          HARTFORD
                                AND GROWTH       GLOBAL GROWTH
                                 HLS FUND          HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  613,717         3,250,608
                                ===========       ===========
  Cost                          $13,555,815       $46,187,096
                                ===========       ===========
  Market value                  $11,967,032       $50,780,592
 Due from Hartford Life and
  Annuity Insurance Company           1,005                --
 Receivable from fund shares
  sold                                   --            35,397
 Other assets                            --                --
                                -----------       -----------
 Total Assets                    11,968,037        50,815,989
                                -----------       -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              --            35,397
 Payable for fund shares
  purchased                           1,005                --
 Other liabilities                        4                --
                                -----------       -----------
 Total Liabilities                    1,009            35,397
                                -----------       -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                   $11,967,028       $50,780,592
                                ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HARTFORD                          HARTFORD
                               DISCIPLINED       HARTFORD          GROWTH       HARTFORD
                                 EQUITY           GROWTH        OPPORTUNITIES  HIGH YIELD
                                HLS FUND         HLS FUND         HLS FUND      HLS FUND
                               SUB-ACCOUNT   SUB-ACCOUNT (I)     SUB-ACCOUNT   SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares               3,305,726         108,894         8,073,717     1,797,278
                               ===========      ==========      ============   ===========
  Cost                         $35,741,634      $1,300,289      $169,576,323   $16,465,464
                               ===========      ==========      ============   ===========
  Market value                 $38,988,031      $1,308,524      $208,802,521   $16,453,564
 Due from Hartford Life and
  Annuity Insurance Company             --              --                --            --
 Receivable from fund shares
  sold                               9,453              59            76,766         8,191
 Other assets                            1              --                --            --
                               -----------      ----------      ------------   -----------
 Total Assets                   38,997,485       1,308,583       208,879,287    16,461,755
                               -----------      ----------      ------------   -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          9,453              59            75,959         8,191
 Payable for fund shares
  purchased                             --              --                --            --
 Other liabilities                      --              --               810            --
                               -----------      ----------      ------------   -----------
 Total Liabilities                   9,453              59            76,769         8,191
                               -----------      ----------      ------------   -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $38,988,032      $1,308,524      $208,802,518   $16,453,564
                               ===========      ==========      ============   ===========

                                                 HARTFORD             HARTFORD
                                HARTFORD       INTERNATIONAL        SMALL/MID CAP
                                  INDEX        OPPORTUNITIES           EQUITY
                                HLS FUND         HLS FUND             HLS FUND
                               SUB-ACCOUNT  SUB-ACCOUNT (J)(K)     SUB-ACCOUNT (L)
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares               1,742,273        3,597,324            1,574,134
                               ===========      ===========          ===========
  Cost                         $52,438,958      $49,092,303          $16,566,185
                               ===========      ===========          ===========
  Market value                 $45,647,222      $44,828,674          $15,504,140
 Due from Hartford Life and
  Annuity Insurance Company             --              591                1,587
 Receivable from fund shares
  sold                               9,480               --                   --
 Other assets                            2                1                   --
                               -----------      -----------          -----------
 Total Assets                   45,656,704       44,829,266           15,505,727
                               -----------      -----------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          9,480               --                   --
 Payable for fund shares
  purchased                             --              592                1,587
 Other liabilities                      --               --                   --
                               -----------      -----------          -----------
 Total Liabilities                   9,480              592                1,587
                               -----------      -----------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $45,647,224      $44,828,674          $15,504,140
                               ===========      ===========          ===========

(i) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(j) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(k) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(l)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MIDCAP VALUE             MONEY MARKET
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (M)            SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,533,468               20,705,644
                                     =============            =============
  Cost                                 $21,846,019              $20,705,639
                                     =============            =============
  Market value                         $26,151,798              $20,705,644
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                      20,927                      929
 Other assets                                    1                       --
                                     -------------            -------------
 Total Assets                           26,172,726               20,706,573
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 20,927                      929
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       12
                                     -------------            -------------
 Total Liabilities                          20,927                      941
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $26,151,799              $20,705,632
                                     =============            =============

(m) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD                 HARTFORD             U.S. GOVERNMENT             HARTFORD
                                SMALLCAP GROWTH              STOCK                 SECURITIES                  VALUE
                                   HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   2,394,180                 130,535                3,367,947                2,765,565
                                 =============            ============            =============            =============
  Cost                             $35,960,374              $4,552,465              $35,569,122              $28,066,100
                                 =============            ============            =============            =============
  Market value                     $51,160,828              $5,349,856              $35,213,843              $29,790,972
 Due from Hartford Life
  and Annuity Insurance
  Company                                   --                   6,521                       --                       --
 Receivable from fund
  shares sold                           33,068                      --                    4,606                   16,271
 Other assets                               --                      --                       --                       --
                                 -------------            ------------            -------------            -------------
 Total Assets                       51,193,896               5,356,377               35,218,449               29,807,243
                                 -------------            ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                               33,068                      --                    4,606                   16,271
 Payable for fund shares
  purchased                                 --                   6,521                       --                       --
 Other liabilities                          --                       1                        1                        2
                                 -------------            ------------            -------------            -------------
 Total Liabilities                      33,068                   6,522                    4,607                   16,273
                                 -------------            ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $51,160,828              $5,349,855              $35,213,842              $29,790,970
                                 =============            ============            =============            =============

                                ING JPMORGAN
                                  EMERGING             ING GLOBAL             INVESCO
                               MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                 PORTFOLIO             PORTFOLIO             CARE FUND
                                SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (P)
--------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   32,901                31,189                36,470
                                 ==========            ==========            ==========
  Cost                             $542,409              $617,249              $576,195
                                 ==========            ==========            ==========
  Market value                     $754,100              $670,564              $609,415
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                    --                    --
 Receivable from fund
  shares sold                             9                     8                     8
 Other assets                            --                    --                    --
                                 ----------            ----------            ----------
 Total Assets                       754,109               670,572               609,423
                                 ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                10                     3                     8
 Payable for fund shares
  purchased                              --                    --                    --
 Other liabilities                       --                    22                    --
                                 ----------            ----------            ----------
 Total Liabilities                       10                    25                     8
                                 ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $754,099              $670,547              $609,415
                                 ==========            ==========            ==========

(n) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(o) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(p) Formerly AIM V.I. Global Health Care Fund. Change effective April 30, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    INVESCO V.I.         MFS(R) GROWTH
                                  TECHNOLOGY FUND            SERIES
                                  SUB-ACCOUNT (Q)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       62,886                92,951
                                     ==========            ==========
  Cost                                 $769,429            $1,438,224
                                     ==========            ==========
  Market value                       $1,006,178            $2,294,951
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --
 Receivable from fund shares
  sold                                       12                    71
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                         1,006,190             2,295,022
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  12                    71
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                     2
                                     ----------            ----------
 Total Liabilities                           12                    73
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                        $1,006,178            $2,294,949
                                     ==========            ==========

(q) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           NEUBERGER BERMAN
                                                                              AMT SHORT          NEUBERGER BERMAN
                                   MFS(R) HIGH        MFS(R) STRATEGIC      DURATION BOND          AMT PARTNERS
                                  INCOME SERIES        INCOME SERIES          PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     146,475              22,071               43,505                110,221
                                    ==========            ========             ========             ==========
  Cost                              $1,256,890            $227,830             $534,579             $1,533,751
                                    ==========            ========             ========             ==========
  Market value                      $1,286,054            $223,798             $487,258             $1,242,189
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --                   --                     --
 Receivable from fund shares
  sold                                     167                   3                    6                     15
 Other assets                               --                  --                   --                     --
                                    ----------            --------             --------             ----------
 Total Assets                        1,286,221             223,801              487,264              1,242,204
                                    ----------            --------             --------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                167                   3                    6                     15
 Payable for fund shares
  purchased                                 --                  --                   --                     --
 Other liabilities                          --                  --                   --                     --
                                    ----------            --------             --------             ----------
 Total Liabilities                         167                   3                    6                     15
                                    ----------            --------             --------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $1,286,054            $223,798             $487,258             $1,242,189
                                    ==========            ========             ========             ==========

                                                                               PIONEER
                                    PIONEER                DWS                  GROWTH
                                    FUND VCT          INTERNATIONAL       OPPORTUNITIES VCT
                                   PORTFOLIO          VIP PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    23,424               130,628                45,118
                                    ========            ==========            ==========
  Cost                              $471,437            $1,037,271              $903,291
                                    ========            ==========            ==========
  Market value                      $525,390            $1,073,759            $1,038,162
 Due from Hartford Life and
  Annuity Insurance Company               --                    --                    --
 Receivable from fund shares
  sold                                     6                    41                    13
 Other assets                              2                    --                    --
                                    --------            ----------            ----------
 Total Assets                        525,398             1,073,800             1,038,175
                                    --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                6                    41                    13
 Payable for fund shares
  purchased                               --                    --                    --
 Other liabilities                        --                    --                    --
                                    --------            ----------            ----------
 Total Liabilities                         6                    41                    13
                                    --------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $525,392            $1,073,759            $1,038,162
                                    ========            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    VAN ECK VIP            VAN ECK VIP
                                       GLOBAL              GLOBAL HARD
                                     BOND FUND             ASSETS FUND
                                  SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       25,644                  77,737
                                     ==========            ============
  Cost                                 $277,996              $1,452,742
                                     ==========            ============
  Market value                         $308,494              $2,928,359
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                        4                      36
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           308,498               2,928,395
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   5                      35
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                       1
                                     ----------            ------------
 Total Liabilities                            5                      36
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $308,493              $2,928,359
                                     ==========            ============

(r)  Formerly Van Eck Worldwide Bond Fund. Change effective May 1, 2010.

(s)  Formerly Van Eck Worldwide Hard Assets Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET             TOTAL RETURN              INTRINSIC            INTERNATIONAL
                                  ALLOCATION FUND            BOND FUND               VALUE FUND             EQUITY FUND
                                  SUB-ACCOUNT (T)           SUB-ACCOUNT          SUB-ACCOUNT (U)(V)       SUB-ACCOUNT (W)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       136,628                 464,523                  906,410               16,476
                                    ============            ============            =============            =========
  Cost                                $1,622,978              $4,733,862              $14,085,610              $78,446
                                    ============            ============            =============            =========
  Market value                        $1,601,284              $4,835,683              $11,565,790              $94,571
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                       --                   --
 Receivable from fund shares
  sold                                        61                     350                    1,027                    4
 Other assets                                 --                     350                       --                    5
                                    ------------            ------------            -------------            ---------
 Total Assets                          1,601,345               4,836,383               11,566,817               94,580
                                    ------------            ------------            -------------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   61                     350                    1,027                    4
 Payable for fund shares
  purchased                                   --                      --                       --                   --
 Other liabilities                             2                      --                       --                   --
                                    ------------            ------------            -------------            ---------
 Total Liabilities                            63                     350                    1,027                    4
                                    ------------            ------------            -------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,601,282              $4,836,033              $11,565,790              $94,576
                                    ============            ============            =============            =========

                                    WELLS FARGO                                  WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT            ADVANTAGE
                                     SMALL CAP             ADVANTAGE VT              CORE                  OMEGA
                                    GROWTH FUND           DISCOVERY FUND         EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (X)        SUB-ACCOUNT (Y)
-----------------------------  ------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       244,913                30,303                 6,387                 197,534
                                    ============            ==========            ==========            ============
  Cost                                $1,648,262              $399,900              $102,246              $3,735,839
                                    ============            ==========            ==========            ============
  Market value                        $1,971,546              $644,846              $126,020              $4,740,812
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                    --                      --
 Receivable from fund shares
  sold                                    14,838                     8                     5                     190
 Other assets                                 --                    --                    --                       4
                                    ------------            ----------            ----------            ------------
 Total Assets                          1,986,384               644,854               126,025               4,741,006
                                    ------------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               14,838                     8                     5                     190
 Payable for fund shares
  purchased                                   --                    --                    --                      --
 Other liabilities                            --                     3                    --                      --
                                    ------------            ----------            ----------            ------------
 Total Liabilities                        14,838                    11                     5                     190
                                    ------------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,971,546              $644,843              $126,020              $4,740,816
                                    ============            ==========            ==========            ============

(t) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(u) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(v) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(w) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(x) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(y) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY        UNIT               UNIT         CONTRACT
                                                                    PARTICIPANTS  FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                              29,450    $20.926098  to     $20.926098        $616,283
American Century VP Capital Appreciation Fund -- Class I                  27,519     22.139590  to      22.139590         609,263
AllianceBernstein VPS International Growth Portfolio -- Class A           84,884      8.397856  to       8.397856         712,840
Invesco V.I. Core Equity Fund -- Class S1                                235,195     11.250157  to      19.091985       2,743,370
Invesco V. I. International Growth Fund -- Class S1                       84,410     15.342256  to      15.342256       1,295,043
AllianceBernstein VPS Money Market Porfolio -- Class A                   252,846     14.372336  to      14.372336       3,633,991
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A               26,617     22.293150  to      22.293150         593,381
Federated Capital Appreciation Fund II -- Class PRIM                   2,523,341      5.999878  to      11.256632      15,349,262
Federated Fund for U.S. Government Securities Fund II -- Class
 PRIM                                                                    179,249     15.057148  to      19.340782       2,940,828
Federated High Income Bond Fund II -- Class PRIM                         225,515     16.633394  to      23.752486       3,975,041
Federated Prime Money Fund II -- Class PRIM                              221,776      8.193963  to      11.876670       2,603,371
Federated Quality Bond Fund II -- Class PRIM                             116,758     15.957308  to      16.297193       1,877,846
Federated Capital Income Fund II -- Class PRIM                         1,205,138     10.004570  to      17.203139      12,207,421
Federated Kaufmann Fund II -- Class PRIM                                 697,175     11.635508  to      11.658808       8,119,952
NVIT Developing Markets Fund -- Class II                                  30,334     23.680104  to      23.680104         718,320
Hartford Advisers HLS Fund -- Class IA                                20,376,714      1.213444  to      13.855707      89,469,299
Hartford Total Return Bond HLS Fund -- Class IA                       11,655,827      1.725873  to      15.961884      42,134,088
Hartford Capital Appreciation HLS Fund -- Class IA                    10,350,711      2.134209  to       2.238175      22,842,533
Hartford Dividend and Growth HLS Fund -- Class IA                      7,244,682      1.465434  to       3.839091      11,963,683
Hartford Global Growth HLS Fund -- Class IA                            2,230,069      9.918745  to      25.315923      50,440,730
Hartford Disciplined Equity HLS Fund -- Class IA                       1,868,570      6.744869  to      23.915929      38,751,667
Hartford Growth HLS Fund -- Class IA                                     958,651      1.314093  to       1.384274       1,305,383
Hartford Growth Opportunities HLS Fund -- Class IA                    28,068,751      1.589618  to      33.559834     207,560,871
Hartford High Yield HLS Fund -- Class IA                                 876,952     14.784791  to      19.577636      16,443,235
Hartford Index HLS Fund -- Class IA                                    2,555,380      4.734821  to      19.232335      45,444,785
Hartford International Opportunities HLS Fund -- Class IA             19,327,268      2.234419  to       2.355401      44,728,829
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                       976,453     15.766108  to      16.242310      15,498,053
Hartford MidCap Value HLS Fund -- Class IA                             2,125,737     12.265288  to      12.303612      26,130,829
Hartford Money Market HLS Fund -- Class IA                             9,947,427      1.170814  to      13.886771      20,656,697
Hartford SmallCap Growth HLS Fund -- Class IA                          1,764,652     14.849879  to      31.711301      51,007,823
Hartford Stock HLS Fund -- Class IA                                    3,654,217      1.424468  to      10.673629       5,347,624
Hartford U.S. Government Securities HLS Fund -- Class IA               1,571,671     13.232631  to      25.059057      34,678,900
Hartford Value HLS Fund -- Class IA                                   22,682,021      1.254582  to       1.342444      29,743,341
ING JPMorgan Emerging Markets Equity Portfolio -- Class I                 39,197     19.238862  to      19.238862         754,099
ING Global Resources Portfolio -- Class S                                 49,153     13.642147  to      13.642147         670,547
Invesco Global Health Care Fund -- Class S1                               27,071     22.512051  to      22.512051         609,415
Invesco V.I. Technology Fund -- Class S1                                  66,293     15.173279  to      15.173279       1,005,878
MFS(R) Growth Series -- Class INIT                                       160,966     12.315808  to      22.776332       2,285,823
MFS(R) High Income Series -- Class INIT                                   80,457     14.705348  to      21.325618       1,265,074
MFS(R) Strategic Income Series -- Class INIT                              11,425     19.527763  to      19.527763         223,114
Neuberger Berman AMT Short Duration Bond Portfolio                        31,950     15.159439  to      15.159439         484,345
Neuberger Berman AMT Partners Portfolio -- Class I                        63,385     19.563912  to      19.563912       1,240,066
Pioneer Fund VCT Portfolio -- Class I                                     42,275     12.427931  to      12.427931         525,392
DWS International VIP Portfolio -- Class A                                62,287     16.766484  to      16.766484       1,044,340
Pioneer Growth Opportunities VCT Portfolio -- Class I                     45,949     22.567845  to      22.567845       1,036,978
Van Eck VIP Global Bond Fund -- Class INIT                                14,670     20.608677  to      20.608677         302,322
Van Eck VIP Global Hard Assets Fund -- Class INIT                         72,297     40.504424  to      40.504424       2,928,359
Wells Fargo Advantage VT Index Asset Allocation Fund                     137,440     11.530034  to      11.530034       1,584,685
Wells Fargo Advantage VT Total Return Bond Fund                          217,971     21.647762  to      21.647762       4,718,575
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2                 651,431     17.267065  to      17.267065      11,248,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY        UNIT               UNIT         CONTRACT
                                                                    PARTICIPANTS  FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Fund -- Class 2              7,758    $12.189978  to     $12.189978         $94,576
Wells Fargo Advantage VT Small Cap Growth Fund                           102,395     19.102545  to      19.102545       1,956,009
Wells Fargo Advantage VT Discovery Fund                                   21,818     29.479222  to      29.479222         643,182
Wells Fargo Advantage VT Core Equity Fund -- Class 2                      10,276     12.263665  to      12.263665         126,020
Wells Fargo Advantage Omega Growth Fund -- Class 2                       367,538     12.609794  to      12.609794       4,634,581
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                                 195     20.926098  to      20.926098           4,088
AllianceBernstein VPS International Growth Portfolio -- Class A               84      8.397856  to       8.397856             704
Invesco V.I. Core Equity Fund -- Class S1                                  5,425     11.250157  to      19.091985          61,591
Invesco V. I. International Growth Fund -- Class S1                          290     15.342256  to      15.342256           4,445
AllianceBernstein VPS Money Market Porfolio -- Class A                       795     14.372336  to      14.372336          11,426
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A                  804     22.293150  to      22.293150          17,916
Federated Capital Appreciation Fund II -- Class PRIM                       1,891      5.999878  to      11.256632          12,315
Federated Fund for U.S. Government Securities Fund II -- Class
 PRIM                                                                         34     19.340782  to      19.340782             654
Federated Capital Income Fund II -- Class PRIM                             1,520     10.004570  to      17.203139          17,105
Federated Kaufmann Fund II -- Class PRIM                                     614     11.635508  to      11.635508           7,148
NVIT Developing Markets Fund -- Class II                                     265     23.680104  to      23.680104           6,279
Hartford Advisers HLS Fund -- Class IA                                   173,131      4.171390  to       4.171390         722,199
Hartford Total Return Bond HLS Fund -- Class IA                           42,690      3.148795  to       3.148795         134,423
Hartford Capital Appreciation HLS Fund -- Class IA                        11,452      2.220506  to       2.220506          25,428
Hartford Dividend and Growth HLS Fund -- Class IA                          2,112      1.583610  to       1.583610           3,345
Hartford Global Growth HLS Fund -- Class IA                               13,660     20.245504  to      25.315923         339,862
Hartford Disciplined Equity HLS Fund -- Class IA                           9,883     23.915929  to      23.915929         236,365
Hartford Growth HLS Fund -- Class IA                                       2,287      1.373007  to       1.373007           3,141
Hartford Growth Opportunities HLS Fund -- Class IA                       167,058      6.986632  to      33.559834       1,241,647
Hartford High Yield HLS Fund -- Class IA                                     528     19.577636  to      19.577636          10,329
Hartford Index HLS Fund -- Class IA                                       10,526     19.232335  to      19.232335         202,439
Hartford International Opportunities HLS Fund -- Class IA                 42,948      2.324791  to       2.324791          99,845
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                           386     15.766108  to      15.766108           6,087
Hartford MidCap Value HLS Fund -- Class IA                                 1,705     12.297216  to      12.297216          20,970
Hartford Money Market HLS Fund -- Class IA                                19,366      1.799898  to      13.886771          48,935
Hartford SmallCap Growth HLS Fund -- Class IA                              4,825     31.711301  to      31.711301         153,005
Hartford Stock HLS Fund -- Class IA                                        1,505      1.482096  to       1.482096           2,231
Hartford U.S. Government Securities HLS Fund -- Class IA                  21,347     25.059057  to      25.059057         534,942
Hartford Value HLS Fund -- Class IA                                       36,083      1.320005  to       1.320005          47,629
Invesco V.I. Technology Fund -- Class S1                                      20     15.173279  to      15.173279             300
MFS(R) Growth Series -- Class INIT                                           741     12.315808  to      12.315808           9,126
MFS(R) High Income Series -- Class INIT                                    1,427     14.705348  to      14.705348          20,980
MFS(R) Strategic Income Series -- Class INIT                                  35     19.527763  to      19.527763             684
Neuberger Berman AMT Short Duration Bond Portfolio                           192     15.159439  to      15.159439           2,913
Neuberger Berman AMT Partners Portfolio -- Class I                           109     19.563912  to      19.563912           2,123
DWS International VIP Portfolio -- Class A                                 1,755     16.766484  to      16.766484          29,419
Pioneer Growth Opportunities VCT Portfolio -- Class I                         52     22.567845  to      22.567845           1,184
Van Eck VIP Global Bond Fund -- Class INIT                                   299     20.608677  to      20.608677           6,171
Wells Fargo Advantage VT Index Asset Allocation Fund                       1,439     11.530034  to      11.530034          16,597
Wells Fargo Advantage VT Total Return Bond Fund                            5,426     21.647762  to      21.647762         117,458
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2                  18,387     17.267065  to      17.267065         317,486
Wells Fargo Advantage VT Small Cap Growth Fund                               813     19.102545  to      19.102545          15,537
Wells Fargo Advantage VT Discovery Fund                                       56     29.479222  to      29.479222           1,661
Wells Fargo Advantage Omega Growth Fund -- Class 2                         8,425     12.609794  to      12.609794         106,235

#  Rounded unit values

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN CENTURY VP
                                   AMERICAN CENTURY VP             CAPITAL
                                      BALANCED FUND           APPRECIATION FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $10,816                       $ --
                                        ---------                 ----------
EXPENSES:
 Administrative charges                        --                         --
 Mortality and Expense Risk
  charges                                  (2,560)                    (2,313)
                                        ---------                 ----------
  Total Expenses                           (2,560)                    (2,313)
                                        ---------                 ----------
  Net investment income (loss)              8,256                     (2,313)
                                        ---------                 ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (1,206)                    18,430
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              53,349                    119,962
                                        ---------                 ----------
  Net gain (loss) on
   investments                             52,143                    138,392
                                        ---------                 ----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $60,399                   $136,079
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS        INVESCO V.I.         INVESCO V. I.        ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL                CORE             INTERNATIONAL                MONEY
                                   GROWTH PORTFOLIO           EQUITY FUND           GROWTH FUND           MARKET PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT (A)       SUB-ACCOUNT (B)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $15,750                  $26,630               $28,307                    $395
                                       ---------               ----------            ----------               ---------
EXPENSES:
 Administrative charges                       --                       --                (1,896)                     --
 Mortality and Expense Risk
  charges                                 (3,103)                 (36,502)              (15,800)                (17,777)
                                       ---------               ----------            ----------               ---------
  Total Expenses                          (3,103)                 (36,502)              (17,696)                (17,777)
                                       ---------               ----------            ----------               ---------
  Net investment income
   (loss)                                 12,647                   (9,872)               10,611                 (17,382)
                                       ---------               ----------            ----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (50,130)                   1,739               100,481                      --
 Net realized gain on
  distributions                               --                       --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             98,993                  221,041                16,348                      --
                                       ---------               ----------            ----------               ---------
  Net gain (loss) on
   investments                            48,863                  222,780               116,829                      --
                                       ---------               ----------            ----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $61,510                 $212,908              $127,440                $(17,382)
                                       =========               ==========            ==========               =========

                                                                                         FEDERATED
                                 ALLIANCEBERNSTEIN VPS           FEDERATED             FUND FOR U.S.
                                       LARGE CAP                  CAPITAL                GOVERNMENT
                                   GROWTH PORTFOLIO         APPRECIATION FUND II     SECURITIES FUND II
                                      SUB-ACCOUNT             SUB-ACCOUNT (C)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,037                     $284,161              $140,805
                                       ---------               --------------            ----------
EXPENSES:
 Administrative charges                       --                      (15,408)               (1,899)
 Mortality and Expense Risk
  charges                                 (2,725)                    (179,407)              (29,211)
                                       ---------               --------------            ----------
  Total Expenses                          (2,725)                    (194,815)              (31,110)
                                       ---------               --------------            ----------
  Net investment income
   (loss)                                    312                       89,346               109,695
                                       ---------               --------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   14,205                  (13,922,666)               11,033
 Net realized gain on
  distributions                               --                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             33,507                   15,464,942                 5,407
                                       ---------               --------------            ----------
  Net gain (loss) on
   investments                            47,712                    1,542,276                16,440
                                       ---------               --------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $48,024                   $1,631,622              $126,135
                                       =========               ==============            ==========

(a)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(b) Formerly AIM V.I. International Growth Fund. Change effective April 30,
    2010.

(c) Effective March 12, 2010 Federated Clover Value Fund II merged with Federated Capital Appreciation Fund II.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FEDERATED            FEDERATED
                                   HIGH INCOME             PRIME
                                   BOND FUND II        MONEY FUND II
                                   SUB-ACCOUNT        SUB-ACCOUNT (D)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $331,798               $7,797
                                     --------            ---------
EXPENSES:
 Administrative charges                (3,386)              (3,143)
 Mortality and Expense Risk
  charges                             (44,534)             (37,557)
                                     --------            ---------
  Total Expenses                      (47,920)             (40,700)
                                     --------            ---------
  Net investment income (loss)        283,878              (32,903)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                38,975              380,985
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         182,476             (585,392)
                                     --------            ---------
  Net gain (loss) on
   investments                        221,451             (204,407)
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $505,329            $(237,310)
                                     ========            =========

(d) Effective March 12, 2010 Federated International Equity Fund II merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FEDERATED            FEDERATED             FEDERATED              NVIT
                                    QUALITY              CAPITAL               KAUFMANN           DEVELOPING
                                  BOND FUND II        INCOME FUND II           FUND II           MARKETS FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (E)       SUB-ACCOUNT (F)      SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $100,470              $509,062                  $ --               $ --
                                    --------            ----------            ----------            -------
EXPENSES:
 Administrative charges               (1,981)              (12,085)              (79,888)                --
 Mortality and Expense Risk
  charges                            (24,369)             (147,093)              (17,942)            (2,786)
                                    --------            ----------            ----------            -------
  Total Expenses                     (26,350)             (159,178)              (97,830)            (2,786)
                                    --------            ----------            ----------            -------
  Net investment income
   (loss)                             74,120               349,884               (97,830)            (2,786)
                                    --------            ----------            ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               11,591                37,923               276,407             31,697
 Net realized gain on
  distributions                           --                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         51,498               747,081             1,025,924             66,712
                                    --------            ----------            ----------            -------
  Net gain (loss) on
   investments                        63,089               785,004             1,302,331             98,409
                                    --------            ----------            ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                       $137,209            $1,134,888            $1,204,501            $95,623
                                    ========            ==========            ==========            =======

                                                           HARTFORD              HARTFORD
                                     HARTFORD               TOTAL                CAPITAL
                                     ADVISERS            RETURN BOND           APPRECIATION
                                     HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (H)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,244,958            $1,784,264              $161,011
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                (90,420)              (44,372)                   --
 Mortality and Expense Risk
  charges                           (1,160,501)             (574,605)             (318,512)
                                    ----------            ----------            ----------
  Total Expenses                    (1,250,921)             (618,977)             (318,512)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               (5,963)            1,165,287              (157,501)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (3,227,667)              (64,572)             (708,203)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,178,660             1,445,011             3,894,796
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                       8,950,993             1,380,439             3,186,593
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $8,945,030            $2,545,726            $3,029,092
                                    ==========            ==========            ==========

(e) Effective March 12, 2010 Federated Equity Income Fund II merged with Federated Capital Income Fund II.

(f) Effective March 12, 2010 Federated Mid Cap Growth Strategies Fund II merged with Federated Kaufmann Fund II.

(g)  Formerly Gartmore NVIT Developing Markets Fund. Change effective May 3,
     2010.

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                       DIVIDEND                HARTFORD
                                      AND GROWTH            GLOBAL GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $216,903                $125,145
                                     ------------            ------------
EXPENSES:
 Administrative charges                    (4,854)                (49,100)
 Mortality and Expense Risk
  charges                                (158,526)               (617,937)
                                     ------------            ------------
  Total Expenses                         (163,380)               (667,037)
                                     ------------            ------------
  Net investment income (loss)             53,523                (541,892)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (194,729)               (236,632)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,379,178               6,477,894
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,184,449               6,241,262
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,237,972              $5,699,370
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                 HARTFORD
                                    DISCIPLINED              HARTFORD           GROWTH                  HARTFORD
                                       EQUITY                 GROWTH         OPPORTUNITIES             HIGH YIELD
                                      HLS FUND               HLS FUND          HLS FUND                 HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (I)      SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $483,124                $3,400             $28,142                $106,876
                                    ------------            ----------       -------------            ------------
EXPENSES:
 Administrative charges                  (38,330)                 (209)           (200,386)                (16,135)
 Mortality and Expense Risk
  charges                               (498,217)              (17,620)         (2,536,039)               (210,518)
                                    ------------            ----------       -------------            ------------
  Total Expenses                        (536,547)              (17,829)         (2,736,425)               (226,653)
                                    ------------            ----------       -------------            ------------
  Net investment income
   (loss)                                (53,423)              (14,429)         (2,708,283)               (119,777)
                                    ------------            ----------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (66,911)              (50,735)          3,733,005                 252,665
 Net realized gain on
  distributions                               --                    --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,522,993               243,735          28,242,626               2,068,522
                                    ------------            ----------       -------------            ------------
  Net gain (loss) on
   investments                         4,456,082               193,000          31,975,631               2,321,187
                                    ------------            ----------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,402,659              $178,571         $29,267,348              $2,201,410
                                    ============            ==========       =============            ============

                                                          HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL           SMALL/MID CAP
                                   INDEX                OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (J)(K)        SUB-ACCOUNT (L)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $737,772                 $546,704                 $96,943
                               -------------            -------------            ------------
EXPENSES:
 Administrative charges              (43,104)                  (1,331)                (14,523)
 Mortality and Expense Risk
  charges                           (556,646)                (613,935)               (196,068)
                               -------------            -------------            ------------
  Total Expenses                    (599,750)                (615,266)               (210,591)
                               -------------            -------------            ------------
  Net investment income
   (loss)                            138,022                  (68,562)               (113,648)
                               -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,684,205)              (4,907,383)               (617,023)
 Net realized gain on
  distributions                           --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      7,007,772               10,051,383               3,854,342
                               -------------            -------------            ------------
  Net gain (loss) on
   investments                     5,323,567                5,144,000               3,237,319
                               -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $5,461,589               $5,075,438              $3,123,671
                               =============            =============            ============

(i) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(j) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(k) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(l)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     MIDCAP VALUE            MONEY MARKET
                                       HLS FUND                HLS FUND
                                    SUB-ACCOUNT (M)           SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $257,026                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative charges                    (14,641)               (26,908)
 Mortality and Expense Risk
  charges                                 (335,339)              (309,494)
                                     -------------            -----------
  Total Expenses                          (349,980)              (336,402)
                                     -------------            -----------
  Net investment income (loss)             (92,954)              (336,402)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (9,508,048)                    --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,087,063                     --
                                     -------------            -----------
  Net gain (loss) on
   investments                           5,579,015                     --
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,486,061              $(336,402)
                                     =============            ===========

(m) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                      HARTFORD                HARTFORD           U.S. GOVERNMENT             HARTFORD
                                   SMALLCAP GROWTH             STOCK                SECURITIES                VALUE
                                      HLS FUND                HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $58,676              $1,677,396                $433,502
                                    -------------            ----------            ------------            ------------
EXPENSES:
 Administrative charges                   (45,762)                   --                 (39,104)                 (6,631)
 Mortality and Expense Risk
  charges                                (588,957)              (77,675)               (503,515)               (414,549)
                                    -------------            ----------            ------------            ------------
  Total Expenses                         (634,719)              (77,675)               (542,619)               (421,180)
                                    -------------            ----------            ------------            ------------
  Net investment income
   (loss)                                (634,719)              (18,999)              1,134,777                  12,322
                                    -------------            ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,095,334                47,949                  91,401                (568,343)
 Net realized gain on
  distributions                                --                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          13,405,782               609,410                (242,424)              4,130,650
                                    -------------            ----------            ------------            ------------
  Net gain (loss) on
   investments                         14,501,116               657,359                (151,023)              3,562,307
                                    -------------            ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,866,397              $638,360                $983,754              $3,574,629
                                    =============            ==========            ============            ============

                                   ING JPMORGAN
                                     EMERGING             ING GLOBAL             INVESCO
                                  MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                    PORTFOLIO             PORTFOLIO             CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (P)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,816                $5,510                 $ --
                                    ----------            ----------            ---------
EXPENSES:
 Administrative charges                     --                    --                   --
 Mortality and Expense Risk
  charges                               (2,648)               (2,367)              (2,883)
                                    ----------            ----------            ---------
  Total Expenses                        (2,648)               (2,367)              (2,883)
                                    ----------            ----------            ---------
  Net investment income
   (loss)                                2,168                 3,143               (2,883)
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,807                15,121               31,292
 Net realized gain on
  distributions                         36,522                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,579               103,067                4,862
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         122,908               118,188               36,154
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $125,076              $121,331              $33,271
                                    ==========            ==========            =========

(n) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(o) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(p) Formerly AIM V.I. Global Health Care Fund. Change effective April 30, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    INVESCO V.I.         MFS(R) GROWTH
                                  TECHNOLOGY FUND            SERIES
                                  SUB-ACCOUNT (Q)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $2,375
                                     ----------            ----------
EXPENSES:
 Administrative charges                      --                (2,239)
 Mortality and Expense Risk
  charges                                (3,850)              (21,263)
                                     ----------            ----------
  Total Expenses                         (3,850)              (23,502)
                                     ----------            ----------
  Net investment income (loss)           (3,850)              (21,127)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,962                38,800
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           173,869               263,331
                                     ----------            ----------
  Net gain (loss) on
   investments                          179,831               302,131
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $175,981              $281,004
                                     ==========            ==========

(q) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             NEUBERGER BERMAN
                                                                                 AMT SHORT            NEUBERGER BERMAN
                                   MFS(R) HIGH        MFS(R) STRATEGIC         DURATION BOND            AMT PARTNERS
                                  INCOME SERIES         INCOME SERIES            PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $88,818              $10,257                $22,530                   $7,718
                                    ----------            ---------              ---------               ----------
EXPENSES:
 Administrative charges                 (1,484)                  --                     --                       --
 Mortality and Expense Risk
  charges                              (13,463)                (993)                (1,874)                  (5,247)
                                    ----------            ---------              ---------               ----------
  Total Expenses                       (14,947)                (993)                (1,874)                  (5,247)
                                    ----------            ---------              ---------               ----------
  Net investment income
   (loss)                               73,871                9,264                 20,656                    2,471
                                    ----------            ---------              ---------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,366               (2,086)                 2,668                    3,385
 Net realized gain on
  distributions                             --                   --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,710               11,798                 (3,733)                 161,801
                                    ----------            ---------              ---------               ----------
  Net gain (loss) on
   investments                          82,076                9,712                 (1,065)                 165,186
                                    ----------            ---------              ---------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $155,947              $18,976                $19,591                 $167,657
                                    ==========            =========              =========               ==========

                                                                                PIONEER
                                     PIONEER                DWS                  GROWTH
                                    FUND VCT           INTERNATIONAL       OPPORTUNITIES VCT
                                    PORTFOLIO            VIP FUND              PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,991              $22,368                   $ --
                                    ---------            ---------             ----------
EXPENSES:
 Administrative charges                    --               (1,580)                    --
 Mortality and Expense Risk
  charges                              (2,300)             (13,170)                (4,214)
                                    ---------            ---------             ----------
  Total Expenses                       (2,300)             (14,750)                (4,214)
                                    ---------            ---------             ----------
  Net investment income
   (loss)                               4,691                7,618                 (4,214)
                                    ---------            ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                14,111              (34,234)                 2,899
 Net realized gain on
  distributions                            --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          54,206               27,913                175,995
                                    ---------            ---------             ----------
  Net gain (loss) on
   investments                         68,317               (6,321)               178,894
                                    ---------            ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $73,008               $1,297               $174,680
                                    =========            =========             ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    VAN ECK VIP          VAN ECK VIP
                                      GLOBAL             GLOBAL HARD
                                     BOND FUND           ASSETS FUND
                                  SUB-ACCOUNT (R)      SUB-ACCOUNT (S)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,770                $8,125
                                     ---------            ----------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and Expense Risk
  charges                               (1,290)              (10,530)
                                     ---------            ----------
  Total Expenses                        (1,290)              (10,530)
                                     ---------            ----------
  Net investment income (loss)           8,480                (2,405)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (516)               12,672
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,211               637,627
                                     ---------            ----------
  Net gain (loss) on
   investments                           6,695               650,299
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,175              $647,894
                                     =========            ==========

(r)  Formerly Van Eck Worldwide Bond Fund. Change effective May 1, 2010.

(s)  Formerly Van Eck Worldwide Hard Assets Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                   INDEX ASSET           TOTAL RETURN            INTRINSIC            INTERNATIONAL
                                 ALLOCATION FUND          BOND FUND              VALUE FUND            EQUITY FUND
                                 SUB-ACCOUNT (T)         SUB-ACCOUNT         SUB-ACCOUNT (U)(V)      SUB-ACCOUNT (W)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,547              $176,312                 $97,545                 $494
                                    ----------            ----------            ------------            ---------
EXPENSES:
 Administrative charges                 (2,353)               (7,802)                (16,829)                 (65)
 Mortality and Expense Risk
  charges                              (19,606)              (65,013)               (140,239)              (1,018)
                                    ----------            ----------            ------------            ---------
  Total Expenses                       (21,959)              (72,815)               (157,068)              (1,083)
                                    ----------            ----------            ------------            ---------
  Net investment income
   (loss)                                5,588               103,497                 (59,523)                (589)
                                    ----------            ----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (31,691)               22,090                (377,352)             (33,803)
 Net realized gain on
  distributions                             --               142,234                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          198,010                22,183               1,734,143               44,333
                                    ----------            ----------            ------------            ---------
  Net gain (loss) on
   investments                         166,319               186,507               1,356,791               10,530
                                    ----------            ----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $171,907              $290,004              $1,297,268               $9,941
                                    ==========            ==========            ============            =========

                                   WELLS FARGO                                 WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT          WELLS FARGO          ADVANTAGE VT          ADVANTAGE VT
                                    SMALL CAP            ADVANTAGE VT             CORE                 OMEGA
                                   GROWTH FUND          DISCOVERY FUND         EQUITY FUND          GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (X)      SUB-ACCOUNT (Y)
-----------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --               $1,336               $35,193
                                    ----------            ----------            ---------            ----------
EXPENSES:
 Administrative charges                 (2,719)                   --                  (85)               (3,783)
 Mortality and Expense Risk
  charges                              (22,660)               (2,182)              (1,430)              (59,019)
                                    ----------            ----------            ---------            ----------
  Total Expenses                       (25,379)               (2,182)              (1,515)              (62,802)
                                    ----------            ----------            ---------            ----------
  Net investment income
   (loss)                              (25,379)               (2,182)                (179)              (27,609)
                                    ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 14,385                 3,288              (10,648)              (93,604)
 Net realized gain on
  distributions                             --                    --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          434,684               158,416               24,536               681,942
                                    ----------            ----------            ---------            ----------
  Net gain (loss) on
   investments                         449,069               161,704               13,888               588,338
                                    ----------            ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $423,690              $159,522              $13,709              $560,729
                                    ==========            ==========            =========            ==========

(t) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(u) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(v) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(w) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(x) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(y) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        AMERICAN CENTURY VP
                                 AMERICAN CENTURY VP          CAPITAL
                                    BALANCED FUND        APPRECIATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,256                $(2,313)
 Net realized gain (loss) on
  security transactions                 (1,206)                18,430
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           53,349                119,962
                                      --------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                            60,399                136,079
                                      --------               --------
UNIT TRANSACTIONS:
 Purchases                                  --                     --
 Net transfers                          59,863                 (9,602)
 Surrenders for benefit
  payments and fees                    (44,078)               (35,317)
 Net annuity transactions                1,047                     --
 Other                                      --                     --
                                      --------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     16,832                (44,919)
                                      --------               --------
 Net increase (decrease) in
  net assets                            77,231                 91,160
NET ASSETS:
 Beginning of year                     543,140                518,103
                                      --------               --------
 End of year                          $620,371               $609,263
                                      ========               ========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS      INVESCO V.I.         INVESCO V. I.       ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL              CORE             INTERNATIONAL               MONEY
                                 GROWTH PORTFOLIO         EQUITY FUND           GROWTH FUND          MARKET PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (B)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $12,647                 $(9,872)              $10,611               $(17,382)
 Net realized gain (loss) on
  security transactions               (50,130)                  1,739               100,481                     --
 Net realized gain on
  distributions                            --                      --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          98,993                 221,041                16,348                     --
                                     --------              ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           61,510                 212,908               127,440                (17,382)
                                     --------              ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                383                  37,332                 7,805                222,109
 Net transfers                        (59,381)                (71,037)              (31,266)                95,688
 Surrenders for benefit
  payments and fees                   (19,676)               (435,987)             (231,717)              (567,911)
 Net annuity transactions                 627                  25,586                (8,134)                  (338)
 Other                                     --                      --                    --                     --
                                     --------              ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (78,047)               (444,106)             (263,312)              (250,452)
                                     --------              ----------            ----------             ----------
 Net increase (decrease) in
  net assets                          (16,537)               (231,198)             (135,872)              (267,834)
NET ASSETS:
 Beginning of year                    730,081               3,036,159             1,435,360              3,913,251
                                     --------              ----------            ----------             ----------
 End of year                         $713,544              $2,804,961            $1,299,488             $3,645,417
                                     ========              ==========            ==========             ==========

                                                                                  FEDERATED
                               ALLIANCEBERNSTEIN VPS        FEDERATED           FUND FOR U.S.
                                     LARGE CAP               CAPITAL              GOVERNMENT
                                 GROWTH PORTFOLIO     APPRECIATION FUND II    SECURITIES FUND II
                                    SUB-ACCOUNT          SUB-ACCOUNT (C)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $312                  $89,346              $109,695
 Net realized gain (loss) on
  security transactions                14,205              (13,922,666)               11,033
 Net realized gain on
  distributions                            --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          33,507               15,464,942                 5,407
                                     --------              -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           48,024                1,631,622               126,135
                                     --------              -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                340                  114,158                   157
 Net transfers                        (64,323)                (447,078)              252,536
 Surrenders for benefit
  payments and fees                   (74,526)              (2,127,873)             (404,578)
 Net annuity transactions              (1,528)                   1,021                   634
 Other                                     --                    3,020                    --
                                     --------              -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (140,037)              (2,456,752)             (151,251)
                                     --------              -----------            ----------
 Net increase (decrease) in
  net assets                          (92,013)                (825,130)              (25,116)
NET ASSETS:
 Beginning of year                    703,310               16,186,707             2,966,598
                                     --------              -----------            ----------
 End of year                         $611,297              $15,361,577            $2,941,482
                                     ========              ===========            ==========

(a)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(b) Formerly AIM V.I. International Growth Fund. Change effective April 30,
    2010.

(c) Effective March 12, 2010 Federated Clover Value Fund II merged with Federated Capital Appreciation Fund II.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FEDERATED                FEDERATED
                                     HIGH INCOME                 PRIME
                                     BOND FUND II            MONEY FUND II
                                     SUB-ACCOUNT            SUB-ACCOUNT (D)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $283,878                 $(32,903)
 Net realized gain (loss) on
  security transactions                    38,975                  380,985
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             182,476                 (585,392)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              505,329                 (237,310)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  9,956                    8,684
 Net transfers                           (152,211)              (1,093,861)
 Surrenders for benefit
  payments and fees                      (660,077)                (931,180)
 Net annuity transactions                      --                       --
 Other                                        184                   38,533
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (802,148)              (1,977,824)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (296,819)              (2,215,134)
NET ASSETS:
 Beginning of year                      4,271,860                4,818,505
                                     ------------            -------------
 End of year                           $3,975,041               $2,603,371
                                     ============            =============

(d) Effective March 12, 2010 Federated International Equity Fund II merged with Federated Prime Money Fund II.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FEDERATED                FEDERATED                FEDERATED                 NVIT
                                      QUALITY                  CAPITAL                 KAUFMANN               DEVELOPING
                                    BOND FUND II           INCOME FUND II               FUND II              MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (E)          SUB-ACCOUNT (F)         SUB-ACCOUNT (G)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $74,120                 $349,884                 $(97,830)               $(2,786)
 Net realized gain (loss) on
  security transactions                   11,591                   37,923                  276,407                 31,697
 Net realized gain on
  distributions                               --                       --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             51,498                  747,081                1,025,924                 66,712
                                    ------------            -------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             137,209                1,134,888                1,204,501                 95,623
                                    ------------            -------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                30,808                   40,480                   78,573                    162
 Net transfers                           290,739                  293,388                  295,338                 21,207
 Surrenders for benefit
  payments and fees                     (505,545)              (1,723,963)              (1,099,973)              (166,984)
 Net annuity transactions                     --                   (1,499)                    (612)                  (483)
 Other                                       420                    2,056                    3,321                     --
                                    ------------            -------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (183,578)              (1,389,538)                (723,353)              (146,098)
                                    ------------            -------------            -------------            -----------
 Net increase (decrease) in
  net assets                             (46,369)                (254,650)                 481,148                (50,475)
NET ASSETS:
 Beginning of year                     1,924,215               12,479,176                7,645,952                775,074
                                    ------------            -------------            -------------            -----------
 End of year                          $1,877,846              $12,224,526               $8,127,100               $724,599
                                    ============            =============            =============            ===========

                                                           HARTFORD            HARTFORD
                                       HARTFORD              TOTAL              CAPITAL
                                       ADVISERS           RETURN BOND        APPRECIATION
                                       HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT (H)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(5,963)         $1,165,287           $(157,501)
 Net realized gain (loss) on
  security transactions                 (3,227,667)            (64,572)           (708,203)
 Net realized gain on
  distributions                                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,178,660           1,445,011           3,894,796
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,945,030           2,545,726           3,029,092
                                    --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 644,033             516,894             265,345
 Net transfers                          (2,337,817)          3,562,916             459,105
 Surrenders for benefit
  payments and fees                    (13,036,626)         (8,046,656)         (4,267,754)
 Net annuity transactions                   60,016              22,204              (1,365)
 Other                                          --                  --                  --
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,670,394)         (3,944,642)         (3,544,669)
                                    --------------       -------------       -------------
 Net increase (decrease) in
  net assets                            (5,725,364)         (1,398,916)           (515,577)
NET ASSETS:
 Beginning of year                      95,916,862          43,667,427          23,383,538
                                    --------------       -------------       -------------
 End of year                           $90,191,498         $42,268,511         $22,867,961
                                    ==============       =============       =============

(e) Effective March 12, 2010 Federated Equity Income Fund II merged with Federated Capital Income Fund II.

(f) Effective March 12, 2010 Federated Mid Cap Growth Strategies Fund II merged with the newly funded Federated Kaufmann Fund II.

(g)  Formerly Gartmore NVIT Developing Markets Fund. Change effective May 3,
     2010.

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisors HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                 HARTFORD
                                 AND GROWTH              GLOBAL GROWTH
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $53,523                $(541,892)
 Net realized gain (loss) on
  security transactions              (194,729)                (236,632)
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,379,178                6,477,894
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,237,972                5,699,370
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            141,820                  395,826
 Net transfers                        964,832                 (966,555)
 Surrenders for benefit
  payments and fees                (1,888,001)              (6,298,456)
 Net annuity transactions               2,917                   44,735
 Other                                     --                      192
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (778,432)              (6,824,258)
                                -------------            -------------
 Net increase (decrease) in
  net assets                          459,540               (1,124,888)
NET ASSETS:
 Beginning of year                 11,507,488               51,905,480
                                -------------            -------------
 End of year                      $11,967,028              $50,780,592
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                     HARTFORD
                                DISCIPLINED               HARTFORD             GROWTH             HARTFORD
                                  EQUITY                   GROWTH          OPPORTUNITIES         HIGH YIELD
                                 HLS FUND                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (I)       SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(53,423)               $(14,429)         $(2,708,283)          $(119,777)
 Net realized gain (loss) on
  security transactions              (66,911)                (50,735)           3,733,005             252,665
 Net realized gain on
  distributions                           --                      --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,522,993                 243,735           28,242,626           2,068,522
                               -------------            ------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,402,659                 178,571           29,267,348           2,201,410
                               -------------            ------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           327,758                   7,065            1,614,724             100,883
 Net transfers                    (1,051,255)                (60,990)          (5,264,676)            738,201
 Surrenders for benefit
  payments and fees               (5,445,159)               (200,127)         (26,472,815)         (2,997,409)
 Net annuity transactions             41,032                    (202)              64,379                 871
 Other                                   356                      --                  438                  --
                               -------------            ------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (6,127,268)               (254,254)         (30,057,950)         (2,157,454)
                               -------------            ------------       --------------       -------------
 Net increase (decrease) in
  net assets                      (1,724,609)                (75,683)            (790,602)             43,956
NET ASSETS:
 Beginning of year                40,712,641               1,384,207          209,593,120          16,409,608
                               -------------            ------------       --------------       -------------
 End of year                     $38,988,032              $1,308,524         $208,802,518         $16,453,564
                               =============            ============       ==============       =============

                                                          HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL            SMALL/MID CAP
                                   INDEX                OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (J)(K)         SUB-ACCOUNT (L)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $138,022                 $(68,562)               $(113,648)
 Net realized gain (loss) on
  security transactions           (1,684,205)              (4,907,383)                (617,023)
 Net realized gain on
  distributions                           --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      7,007,772               10,051,383                3,854,342
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,461,589                5,075,438                3,123,671
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           413,715                  467,467                  171,340
 Net transfers                      (941,341)              (1,722,307)                (313,304)
 Surrenders for benefit
  payments and fees               (6,231,500)              (6,512,644)              (2,083,206)
 Net annuity transactions              1,809                   14,595                     (856)
 Other                                   602                      328                      356
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (6,756,715)              (7,752,561)              (2,225,670)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,295,126)              (2,677,123)                 898,001
NET ASSETS:
 Beginning of year                46,942,350               47,505,797               14,606,139
                               -------------            -------------            -------------
 End of year                     $45,647,224              $44,828,674              $15,504,140
                               =============            =============            =============

(i) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(j) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(k) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(l)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MIDCAP VALUE             MONEY MARKET
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (M)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(92,954)               $(336,402)
 Net realized gain (loss) on
  security transactions                 (9,508,048)                      --
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,087,063                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,486,061                 (336,402)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 215,818                  253,725
 Net transfers                            (319,224)               1,480,656
 Surrenders for benefit
  payments and fees                     (3,959,241)              (8,642,263)
 Net annuity transactions                   (1,973)                  (3,930)
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,064,620)              (6,911,812)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             1,421,441               (7,248,214)
NET ASSETS:
 Beginning of year                      24,730,358               27,953,846
                                     -------------            -------------
 End of year                           $26,151,799              $20,705,632
                                     =============            =============

(m) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD                 HARTFORD             U.S. GOVERNMENT             HARTFORD
                                SMALLCAP GROWTH              STOCK                 SECURITIES                  VALUE
                                   HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(634,719)               $(18,999)              $1,134,777                  $12,322
 Net realized gain (loss)
  on security transactions           1,095,334                  47,949                   91,401                 (568,343)
 Net realized gain on
  distributions                             --                      --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              13,405,782                 609,410                 (242,424)               4,130,650
                                 -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   13,866,397                 638,360                  983,754                3,574,629
                                 -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             381,833                  60,812                  161,028                  341,032
 Net transfers                      (1,220,726)                114,314                 (111,569)              (1,490,532)
 Surrenders for benefit
  payments and fees                 (6,656,750)               (840,089)              (6,575,493)              (5,023,599)
 Net annuity transactions               (5,173)                   (175)                 (59,958)                   2,146
 Other                                     109                     274                       --                       82
                                 -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (7,500,707)               (664,864)              (6,585,992)              (6,170,871)
                                 -------------            ------------            -------------            -------------
 Net increase (decrease)
  in net assets                      6,365,690                 (26,504)              (5,602,238)              (2,596,242)
NET ASSETS:
 Beginning of year                  44,795,138               5,376,359               40,816,080               32,387,212
                                 -------------            ------------            -------------            -------------
 End of year                       $51,160,828              $5,349,855              $35,213,842              $29,790,970
                                 =============            ============            =============            =============

                                ING JPMORGAN
                                  EMERGING             ING GLOBAL              INVESCO
                               MARKETS EQUITY          RESOURCES            GLOBAL HEALTH
                                 PORTFOLIO             PORTFOLIO              CARE FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (P)
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $2,168                $3,143                $(2,883)
 Net realized gain (loss)
  on security transactions            6,807                15,121                 31,292
 Net realized gain on
  distributions                      36,522                    --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               79,579               103,067                  4,862
                                 ----------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                   125,076               121,331                 33,271
                                 ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                            4,335                 3,979                     34
 Net transfers                      149,335                60,144                (36,767)
 Surrenders for benefit
  payments and fees                  (3,862)              (15,086)               (69,190)
 Net annuity transactions                --                    --                     --
 Other                                   --                    --                     --
                                 ----------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            149,808                49,037               (105,923)
                                 ----------            ----------            -----------
 Net increase (decrease)
  in net assets                     274,884               170,368                (72,652)
NET ASSETS:
 Beginning of year                  479,215               500,179                682,067
                                 ----------            ----------            -----------
 End of year                       $754,099              $670,547               $609,415
                                 ==========            ==========            ===========

(n) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(o) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(p) Formerly AIM V.I. Global Health Care Fund. Change effective April 30, 2010.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    INVESCO V.I.         MFS(R) GROWTH
                                  TECHNOLOGY FUND            SERIES
                                  SUB-ACCOUNT (Q)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,850)             $(21,127)
 Net realized gain (loss) on
  security transactions                   5,962                38,800
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           173,869               263,331
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            175,981               281,004
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   85                14,780
 Net transfers                          (17,623)               42,579
 Surrenders for benefit
  payments and fees                        (780)             (159,405)
 Net annuity transactions                   251                  (865)
 Other                                       --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18,067)             (102,911)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            157,914               178,093
NET ASSETS:
 Beginning of year                      848,264             2,116,856
                                     ----------            ----------
 End of year                         $1,006,178            $2,294,949
                                     ==========            ==========

(q) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          NEUBERGER BERMAN
                                                                             AMT SHORT         NEUBERGER BERMAN
                                   MFS(R) HIGH        MFS(R) STRATEGIC     DURATION BOND         AMT PARTNERS
                                  INCOME SERIES        INCOME SERIES         PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $73,871              $9,264             $20,656                $2,471
 Net realized gain (loss) on
  security transactions                  3,366              (2,086)              2,668                 3,385
 Net realized gain on
  distributions                             --                  --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,710              11,798              (3,733)              161,801
                                    ----------            --------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           155,947              18,976              19,591               167,657
                                    ----------            --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                              19,240                  --                  85                    --
 Net transfers                          31,405             (46,773)             88,115              (110,801)
 Surrenders for benefit
  payments and fees                   (146,204)             (1,262)            (11,542)               (6,884)
 Net annuity transactions               15,232                 639               1,125                 1,969
 Other                                      --                  --                  --                    --
                                    ----------            --------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (80,327)            (47,396)             77,783              (115,716)
                                    ----------            --------            --------            ----------
 Net increase (decrease) in
  net assets                            75,620             (28,420)             97,374                51,941
NET ASSETS:
 Beginning of year                   1,210,434             252,218             389,884             1,190,248
                                    ----------            --------            --------            ----------
 End of year                        $1,286,054            $223,798            $487,258            $1,242,189
                                    ==========            ========            ========            ==========

                                                                               PIONEER
                                    PIONEER                DWS                  GROWTH
                                    FUND VCT          INTERNATIONAL       OPPORTUNITIES VCT
                                   PORTFOLIO             VIP FUND             PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $4,691                $7,618               $(4,214)
 Net realized gain (loss) on
  security transactions               14,111               (34,234)                2,899
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         54,206                27,913               175,995
                                    --------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          73,008                 1,297               174,680
                                    --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                 1,691                   213
 Net transfers                       (87,245)                7,954               (36,058)
 Surrenders for benefit
  payments and fees                   (8,560)             (176,782)              (37,543)
 Net annuity transactions                 --                 7,568                 1,056
 Other                                    --                    --                    --
                                    --------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (95,805)             (159,569)              (72,332)
                                    --------            ----------            ----------
 Net increase (decrease) in
  net assets                         (22,797)             (158,272)              102,348
NET ASSETS:
 Beginning of year                   548,189             1,232,031               935,814
                                    --------            ----------            ----------
 End of year                        $525,392            $1,073,759            $1,038,162
                                    ========            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    VAN ECK VIP            VAN ECK VIP
                                       GLOBAL              GLOBAL HARD
                                     BOND FUND             ASSETS FUND
                                  SUB-ACCOUNT (R)        SUB-ACCOUNT (S)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,480                 $(2,405)
 Net realized gain (loss) on
  security transactions                    (516)                 12,672
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,211                 637,627
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,175                 647,894
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  119                   9,084
 Net transfers                           20,173                 (36,639)
 Surrenders for benefit
  payments and fees                        (591)                 (4,250)
 Net annuity transactions                  (522)                     --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,179                 (31,805)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             34,354                 616,089
NET ASSETS:
 Beginning of year                      274,139               2,312,270
                                     ----------            ------------
 End of year                           $308,493              $2,928,359
                                     ==========            ============

(r)  Formerly Van Eck Worldwide Bond Fund. Change effective May 1, 2010.

(s)  Formerly Van Eck Worldwide Hard Assets Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET             TOTAL RETURN              INTRINSIC            INTERNATIONAL
                                  ALLOCATION FUND            BOND FUND               VALUE FUND             EQUITY FUND
                                  SUB-ACCOUNT (T)           SUB-ACCOUNT          SUB-ACCOUNT (U)(V)       SUB-ACCOUNT (W)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5,588                $103,497                 $(59,523)               $(589)
 Net realized gain (loss) on
  security transactions                  (31,691)                 22,090                 (377,352)             (33,803)
 Net realized gain on
  distributions                               --                 142,234                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            198,010                  22,183                1,734,143               44,333
                                    ------------            ------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             171,907                 290,004                1,297,268                9,941
                                    ------------            ------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                    15                   5,600                   23,886                   --
 Net transfers                            23,138                 (43,781)                 (77,174)               7,298
 Surrenders for benefit
  payments and fees                     (336,732)               (988,972)              (1,616,198)              (6,027)
 Net annuity transactions                 (1,599)                 52,702                   40,048                   --
 Other                                        --                      --                       --                   --
                                    ------------            ------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (315,178)               (974,451)              (1,629,438)               1,271
                                    ------------            ------------            -------------            ---------
 Net increase (decrease) in
  net assets                            (143,271)               (684,447)                (332,170)              11,212
NET ASSETS:
 Beginning of year                     1,744,553               5,520,480               11,897,960               83,364
                                    ------------            ------------            -------------            ---------
 End of year                          $1,601,282              $4,836,033              $11,565,790              $94,576
                                    ============            ============            =============            =========

                                    WELLS FARGO                                  WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT           ADVANTAGE VT
                                     SMALL CAP             ADVANTAGE VT              CORE                  OMEGA
                                    GROWTH FUND           DISCOVERY FUND         EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (X)        SUB-ACCOUNT (Y)
-----------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,379)              $(2,182)                $(179)               $(27,609)
 Net realized gain (loss) on
  security transactions                   14,385                 3,288               (10,648)                (93,604)
 Net realized gain on
  distributions                               --                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            434,684               158,416                24,536                 681,942
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             423,690               159,522                13,709                 560,729
                                    ------------            ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,741                    --                    --                  30,968
 Net transfers                             3,769                87,452                13,340                 (54,610)
 Surrenders for benefit
  payments and fees                     (332,909)              (12,655)               (4,551)               (864,596)
 Net annuity transactions                 (5,686)                1,324                    (4)                (15,177)
 Other                                        --                    --                    --                      --
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (329,085)               76,121                 8,785                (903,415)
                                    ------------            ----------            ----------            ------------
 Net increase (decrease) in
  net assets                              94,605               235,643                22,494                (342,686)
NET ASSETS:
 Beginning of year                     1,876,941               409,200               103,526               5,083,502
                                    ------------            ----------            ----------            ------------
 End of year                          $1,971,546              $644,843              $126,020              $4,740,816
                                    ============            ==========            ==========            ============

(t) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(u) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(v) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(w) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(x) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with the newly funded Wells Fargo Advantage VT Core Equity Fund.

(y) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with the newly funded Wells Fargo Advantage VT Omega Growth Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $42,490                   $1,357
 Net realized gain (loss) on
  security transactions                   (186,726)                     983
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              171,950                  130,538
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                27,714                  132,878
                                      ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                      --                       --
 Net transfers                            (623,347)                  55,972
 Surrenders for benefit
  payments and fees                        (25,818)                 (11,594)
 Net annuity transactions                     (218)                      --
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (649,383)                  44,378
                                      ------------               ----------
 Net increase (decrease) in
  net assets                              (621,669)                 177,256
NET ASSETS:
 Beginning of year                       1,164,809                  340,847
                                      ------------               ----------
 End of year                              $543,140                 $518,103
                                      ============               ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS           AIM V.I.                AIM V.I.           ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL                 CORE               INTERNATIONAL                 MONEY
                                   GROWTH PORTFOLIO           EQUITY FUND             GROWTH FUND            MARKET PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $26,394                   $13,886                  $1,859                  $(11,550)
 Net realized gain (loss) on
  security transactions                    4,429                  (120,865)                108,225                        --
 Net realized gain on
  distributions                               --                        --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            180,016                   758,460                 295,171                        --
                                      ----------              ------------            ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             210,839                   651,481                 405,255                   (11,550)
                                      ----------              ------------            ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                   240                     8,335                   1,324                    46,052
 Net transfers                            23,883                   (91,239)                (57,462)                 (591,590)
 Surrenders for benefit
  payments and fees                      (33,896)                 (490,666)               (326,269)               (1,264,716)
 Net annuity transactions                     --                    23,363                   6,280                    11,905
                                      ----------              ------------            ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (9,773)                 (550,207)               (376,127)               (1,798,349)
                                      ----------              ------------            ------------             -------------
 Net increase (decrease) in
  net assets                             201,066                   101,274                  29,128                (1,809,899)
NET ASSETS:
 Beginning of year                       529,015                 2,934,885               1,406,232                 5,723,150
                                      ----------              ------------            ------------             -------------
 End of year                            $730,081                $3,036,159              $1,435,360                $3,913,251
                                      ==========              ============            ============             =============

                                ALLIANCEBERNSTEIN VPS           FEDERATED                FEDERATED
                                      LARGE CAP                  CLOVER                   CAPITAL
                                   GROWTH PORTFOLIO           VALUE FUND II         APPRECIATION FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT (A)            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,752)                  $183,435                  $(4,999)
 Net realized gain (loss) on
  security transactions                   (3,245)                (2,379,381)                 (43,984)
 Net realized gain on
  distributions                               --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            195,515                  3,641,029                  345,299
                                      ----------              -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,518                  1,445,083                  296,316
                                      ----------              -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                   240                     30,636                      642
 Net transfers                            13,740                   (591,254)                 (17,640)
 Surrenders for benefit
  payments and fees                      (57,086)                (1,898,382)                (374,567)
 Net annuity transactions                 13,998                       (795)                      --
                                      ----------              -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (29,108)                (2,459,795)                (391,565)
                                      ----------              -------------             ------------
 Net increase (decrease) in
  net assets                             161,410                 (1,014,712)                 (95,249)
NET ASSETS:
 Beginning of year                       541,900                 14,210,597                3,086,071
                                      ----------              -------------             ------------
 End of year                            $703,310                $13,195,885               $2,990,822
                                      ==========              =============             ============

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               FEDERATED
                                       FEDERATED             FUND FOR U.S.
                                        EQUITY                 GOVERNMENT
                                    INCOME FUND II           SECURITIES II
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $335,644                $122,288
 Net realized gain (loss) on
  security transactions                   (178,271)                  6,599
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,032,864                  (1,994)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,190,237                 126,893
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  32,492                     248
 Net transfers                            (510,395)                298,954
 Surrenders for benefit
  payments and fees                     (1,429,928)               (529,412)
 Net annuity transactions                   (1,000)                     --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,908,831)               (230,210)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (718,594)               (103,317)
NET ASSETS:
 Beginning of year                      11,127,977               3,069,915
                                     -------------            ------------
 End of year                           $10,409,383              $2,966,598
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FEDERATED
                                    MID CAP                FEDERATED               FEDERATED               FEDERATED
                                    GROWTH                HIGH INCOME            INTERNATIONAL               PRIME
                              STRATEGIES FUND II          BOND FUND II           EQUITY FUND II          MONEY FUND II
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(94,461)               $377,414                 $50,780                $(15,136)
 Net realized gain (loss)
  on security transactions            (380,834)                 26,354                 (25,636)                     --
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               2,308,749               1,136,430                 954,206                      --
                                 -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,833,454               1,540,198                 979,350                 (15,136)
                                 -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              38,017                     246                  21,765                   1,250
 Net transfers                        (340,909)                113,279                (148,629)                220,824
 Surrenders for benefit
  payments and fees                 (1,266,019)               (579,762)               (498,789)               (868,258)
 Net annuity transactions                 (522)                     --                      --                      --
                                 -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,569,433)               (466,237)               (625,653)               (646,184)
                                 -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                        264,021               1,073,961                 353,697                (661,320)
NET ASSETS:
 Beginning of year                   7,381,931               3,197,899               2,988,624               2,137,504
                                 -------------            ------------            ------------            ------------
 End of year                        $7,645,952              $4,271,860              $3,342,321              $1,476,184
                                 =============            ============            ============            ============


                                  FEDERATED               FEDERATED            GARTMORE NVIT
                                   QUALITY                 CAPITAL               DEVELOPING
                                 BOND FUND II           INCOME FUND II          MARKETS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $98,598                 $90,007                $4,734
 Net realized gain (loss)
  on security transactions             15,406                 (46,201)                5,702
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                205,712                 390,978               296,992
                                 ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     319,716                 434,784               307,428
                                 ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                      50                    32
 Net transfers                        211,187                 (59,380)                8,342
 Surrenders for benefit
  payments and fees                  (267,964)               (193,949)              (90,883)
 Net annuity transactions                  --                    (328)                 (392)
                                 ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (56,777)               (253,607)              (82,901)
                                 ------------            ------------            ----------
 Net increase (decrease)
  in net assets                       262,939                 181,177               224,527
NET ASSETS:
 Beginning of year                  1,661,276               1,888,616               550,547
                                 ------------            ------------            ----------
 End of year                       $1,924,215              $2,069,793              $775,074
                                 ============            ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       HARTFORD
                                   HARTFORD              TOTAL
                                   ADVISERS           RETURN BOND
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $709,723          $1,005,247
 Net realized gain (loss) on
  security transactions             (6,815,338)           (345,994)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       27,833,582           4,498,047
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        21,727,967           5,157,300
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             546,304             331,706
 Net transfers                      (3,723,430)          3,374,998
 Surrenders for benefit
  payments and fees                (11,390,215)         (6,752,191)
 Net annuity transactions              120,489             (10,213)
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (14,446,852)         (3,055,700)
                                --------------       -------------
 Net increase (decrease) in
  net assets                         7,281,115           2,101,600
NET ASSETS:
 Beginning of year                  87,885,296          41,565,827
                                --------------       -------------
 End of year                       $95,166,411         $43,667,427
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                HARTFORD              HARTFORD
                                  CAPITAL            DIVIDEND              FUNDAMENTAL              GLOBAL
                               APPRECIATION         AND GROWTH                GROWTH               ADVISERS
                                 HLS FUND            HLS FUND                HLS FUND              HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(87,650)            $87,092               $(2,777)              $(8,697)
 Net realized gain (loss) on
  security transactions             (749,934)           (203,187)              (51,190)                  968
 Net realized gain on
  distributions                           --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      7,726,459           2,234,722               193,230               137,255
                               -------------       -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,888,875           2,118,627               139,263               129,526
                               -------------       -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                           234,474             120,123                 9,555                18,665
 Net transfers                     2,024,834             702,018               184,033               177,518
 Surrenders for benefit
  payments and fees               (2,555,543)         (1,166,110)              (53,545)              (61,039)
 Net annuity transactions              4,271                  --                   (88)                  (81)
                               -------------       -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (291,964)           (343,969)              139,955               135,063
                               -------------       -------------            ----------            ----------
 Net increase (decrease) in
  net assets                       6,596,911           1,774,658               279,218               264,589
NET ASSETS:
 Beginning of year                16,786,627           9,732,830               336,527               485,862
                               -------------       -------------            ----------            ----------
 End of year                     $23,383,538         $11,507,488              $615,745              $750,451
                               =============       =============            ==========            ==========

                                                          HARTFORD
                                      HARTFORD           DISCIPLINED              HARTFORD
                                    GLOBAL GROWTH          EQUITY                  GROWTH
                                      HLS FUND            HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(310,189)            $40,150                $(7,285)
 Net realized gain (loss) on
  security transactions                (2,003,739)         (1,396,763)              (133,879)
 Net realized gain on
  distributions                                --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,955,968           9,406,080                343,435
                                    -------------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,642,040           8,049,467                202,271
                                    -------------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                420,098             398,658                  2,104
 Net transfers                         (1,835,054)         (1,647,976)                (1,381)
 Surrenders for benefit
  payments and fees                    (6,038,944)         (5,201,631)              (244,937)
 Net annuity transactions                  50,766              47,750                   (168)
                                    -------------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,403,134)         (6,403,199)              (244,382)
                                    -------------       -------------            -----------
 Net increase (decrease) in
  net assets                            6,238,906           1,646,268                (42,111)
NET ASSETS:
 Beginning of year                     45,666,574          39,066,373                810,573
                                    -------------       -------------            -----------
 End of year                          $51,905,480         $40,712,641               $768,462
                                    =============       =============            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD
                                        GROWTH           HARTFORD
                                    OPPORTUNITIES       HIGH YIELD
                                       HLS FUND          HLS FUND
                                   SUB-ACCOUNT (B)      SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,441,519)       $1,101,463
 Net realized gain (loss) on
  security transactions               (19,359,616)          220,018
 Net realized gain on
  distributions                                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          69,341,965         4,096,470
                                     ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           48,540,830         5,417,951
                                     ------------       -----------
UNIT TRANSACTIONS:
 Purchases                              1,735,122           155,686
 Net transfers                         (7,597,318)        2,183,447
 Surrenders for benefit
  payments and fees                   (21,513,877)       (2,626,965)
 Net annuity transactions                 161,537            (2,075)
                                     ------------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (27,214,536)         (289,907)
                                     ------------       -----------
 Net increase (decrease) in
  net assets                           21,326,294         5,128,044
NET ASSETS:
 Beginning of year                    188,266,826        11,281,564
                                     ------------       -----------
 End of year                         $209,593,120       $16,409,608
                                     ============       ===========

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD              HARTFORD          HARTFORD
                                HARTFORD            INTERNATIONAL         INTERNATIONAL      INTERNATIONAL
                                  INDEX                 GROWTH            SMALL COMPANY      OPPORTUNITIES
                                HLS FUND               HLS FUND              HLS FUND          HLS FUND
                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $270,481                $8,888               $11,224           $192,909
 Net realized gain (loss) on
  security transactions         (3,420,713)             (467,779)             (597,215)        (5,503,007)
 Net realized gain on
  distributions                     20,279                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   12,478,675             1,053,117             1,589,068         15,401,630
                               -----------            ----------            ----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     9,348,722               594,226             1,003,077         10,091,532
                               -----------            ----------            ----------        -----------
UNIT TRANSACTIONS:
 Purchases                         507,995                52,293                70,463            547,724
 Net transfers                  (2,043,003)              (77,943)             (121,295)        (1,616,806)
 Surrenders for benefit
  payments and fees             (5,654,104)             (291,858)             (319,729)        (4,675,039)
 Net annuity transactions           33,061                    --                 5,857              1,122
                               -----------            ----------            ----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (7,156,051)             (317,508)             (364,704)        (5,742,999)
                               -----------            ----------            ----------        -----------
 Net increase (decrease) in
  net assets                     2,192,671               276,718               638,373          4,348,533
NET ASSETS:
 Beginning of year              44,749,679             2,473,116             3,384,174         36,384,883
                               -----------            ----------            ----------        -----------
 End of year                   $46,942,350            $2,749,834            $4,022,547        $40,733,416
                               ===========            ==========            ==========        ===========

                                HARTFORD
                                 MIDCAP            HARTFORD               HARTFORD
                                 GROWTH          MONEY MARKET          SMALLCAP VALUE
                                HLS FUND           HLS FUND               HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(149,111)        $(484,024)              $(116,747)
 Net realized gain (loss) on
  security transactions         (1,238,044)               --              (3,055,011)
 Net realized gain on
  distributions                         --                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    6,224,493                --               8,341,987
                               -----------       -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     4,837,338          (484,024)              5,170,229
                               -----------       -----------             -----------
UNIT TRANSACTIONS:
 Purchases                         211,327           351,142                 233,988
 Net transfers                    (367,391)         (590,408)             (1,223,721)
 Surrenders for benefit
  payments and fees             (1,702,397)      (15,554,814)             (2,699,740)
 Net annuity transactions            2,802               249                  13,030
                               -----------       -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (1,855,659)      (15,793,831)             (3,676,443)
                               -----------       -----------             -----------
 Net increase (decrease) in
  net assets                     2,981,679       (16,277,855)              1,493,786
NET ASSETS:
 Beginning of year              11,624,460        44,231,701              23,236,572
                               -----------       -----------             -----------
 End of year                   $14,606,139       $27,953,846             $24,730,358
                               ===========       ===========             ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                    SMALLCAP GROWTH              STOCK
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(507,877)                   $744
 Net realized gain (loss) on
  security transactions                 (1,188,556)               (157,820)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,203,669               1,753,495
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,507,236               1,596,419
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 461,273                  67,095
 Net transfers                          (1,123,954)               (282,966)
 Surrenders for benefit
  payments and fees                     (4,443,878)               (737,231)
 Net annuity transactions                   26,354                    (146)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,080,205)               (953,248)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             6,427,031                 643,171
NET ASSETS:
 Beginning of year                      38,368,107               4,733,188
                                     -------------            ------------
 End of year                           $44,795,138              $5,376,359
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                    HARTFORD                 HARTFORD
                                   U.S. GOVERNMENT             HARTFORD             VALUE                   EQUITY
                                     SECURITIES                 VALUE           OPPORTUNITIES               INCOME
                                      HLS FUND                 HLS FUND           HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(599,375)                 $5,125            $(80,383)                $32,151
 Net realized gain (loss) on
  security transactions                  (137,068)               (168,164)         (1,555,515)               (116,769)
 Net realized gain on
  distributions                                --                      --                  --                  13,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,561,470                 481,041          10,786,477                 431,010
                                    -------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              825,027                 318,002           9,150,579                 359,995
                                    -------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                378,070                  15,027             243,815                  20,320
 Net transfers                           (372,024)               (176,758)         (1,535,426)                (23,610)
 Surrenders for benefit
  payments and fees                    (7,157,097)               (211,709)         (3,206,358)               (312,828)
 Net annuity transactions                 127,404                      --               6,863                    (352)
                                    -------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,023,647)               (373,440)         (4,491,106)               (316,470)
                                    -------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets                           (6,198,620)                (55,438)          4,659,473                  43,525
NET ASSETS:
 Beginning of year                     47,014,700               1,658,662          23,619,770               2,461,220
                                    -------------            ------------       -------------            ------------
 End of year                          $40,816,080              $1,603,224         $28,279,243              $2,504,745
                                    =============            ============       =============            ============

                                   ING JPMORGAN
                                     EMERGING             ING GLOBAL             AIM V.I.
                                  MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                    PORTFOLIO             PORTFOLIO             CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,888                 $(628)                $(610)
 Net realized gain (loss) on
  security transactions                  3,791                11,180                 9,044
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          159,313               132,212               145,207
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           166,992               142,764               153,641
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  80                28,865                    32
 Net transfers                         185,913               (30,896)               17,982
 Surrenders for benefit
  payments and fees                    (16,820)              (46,874)              (46,363)
 Net annuity transactions                   --                   343                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    169,173               (48,562)              (28,349)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           336,165                94,202               125,292
NET ASSETS:
 Beginning of year                     143,050               405,977               556,775
                                    ----------            ----------            ----------
 End of year                          $479,215              $500,179              $682,067
                                    ==========            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                      AIM V.I.            MFS(R) GROWTH
                                  TECHNOLOGY FUND             SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,029)               $(16,019)
 Net realized gain (loss) on
  security transactions                 (18,366)                 43,430
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           329,526                 567,239
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            308,131                 594,650
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   80                     968
 Net transfers                           47,622                  (7,671)
 Surrenders for benefit
  payments and fees                     (88,389)               (247,201)
 Net annuity transactions                    --                    (621)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (40,687)               (254,525)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            267,444                 340,125
NET ASSETS:
 Beginning of year                      580,820               1,776,731
                                     ----------            ------------
 End of year                           $848,264              $2,116,856
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             NEUBERGER BERMAN
                                                                                AMT SHORT            NEUBERGER BERMAN
                                 MFS(R) HIGH          MFS(R) STRATEGIC        DURATION BOND            AMT PARTNERS
                                INCOME SERIES          INCOME SERIES            PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $74,792               $21,199                $24,524                  $20,929
 Net realized gain (loss)
  on security transactions            (46,683)               (1,346)                (5,379)                   8,139
 Net realized gain on
  distributions                            --                    --                     --                  112,407
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                359,384                26,939                 14,112                  285,985
                                 ------------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     387,493                46,792                 33,257                  427,460
                                 ------------            ----------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                997                    --                     80                       --
 Net transfers                        (51,994)              (40,891)               103,763                  (29,002)
 Surrenders for benefit
  payments and fees                  (152,272)              (16,153)               (18,113)                 (24,691)
 Net annuity transactions                (489)                   --                   (143)                      --
                                 ------------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (203,758)              (57,044)                85,587                  (53,693)
                                 ------------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets                       183,735               (10,252)               118,844                  373,767
NET ASSETS:
 Beginning of year                  1,026,699               262,470                271,040                  816,481
                                 ------------            ----------             ----------             ------------
 End of year                       $1,210,434              $252,218               $389,884               $1,190,248
                                 ============            ==========             ==========             ============

                                                                                 PIONEER
                                  PIONEER                  DWS                    GROWTH
                                  FUND VCT            INTERNATIONAL         OPPORTUNITIES VCT
                                 PORTFOLIO            VIP PORTFOLIO             PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $6,094                 $31,261                $(3,603)
 Net realized gain (loss)
  on security transactions            8,106                 (32,044)               (27,329)
 Net realized gain on
  distributions                          --                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              101,466                 297,409                328,153
                                 ----------            ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                   115,666                 296,626                297,221
                                 ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               --                   2,141                     --
 Net transfers                       51,754                  (8,038)               (19,058)
 Surrenders for benefit
  payments and fees                  (7,124)                (72,707)               (68,697)
 Net annuity transactions                --                  15,797                     --
                                 ----------            ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             44,630                 (62,807)               (87,755)
                                 ----------            ------------             ----------
 Net increase (decrease)
  in net assets                     160,296                 233,819                209,466
NET ASSETS:
 Beginning of year                  387,893                 998,212                726,348
                                 ----------            ------------             ----------
 End of year                       $548,189              $1,232,031               $935,814
                                 ==========            ============             ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       VAN ECK                VAN ECK
                                      WORLDWIDE            WORLDWIDE HARD
                                      BOND FUND             ASSETS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,683                 $(5,256)
 Net realized gain (loss) on
  security transactions                  (14,873)                  2,648
 Net realized gain on
  distributions                               --                   4,021
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,106                 758,024
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               9,916                 759,437
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    32                  57,761
 Net transfers                          (132,900)                953,392
 Surrenders for benefit
  payments and fees                      (14,348)                (73,791)
 Net annuity transactions                   (512)                     74
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (147,728)                937,436
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (137,812)              1,696,873
NET ASSETS:
 Beginning of year                       411,951                 615,397
                                     -----------            ------------
 End of year                            $274,139              $2,312,270
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                       ASSET                TOTAL RETURN               EQUITY              C&B LARGE CAP
                                  ALLOCATION FUND            BOND FUND               INCOME FUND             VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,048                $179,734                  $66,538                  $783
 Net realized gain (loss) on
  security transactions                  (25,146)                (19,622)              (1,040,886)              (18,644)
 Net realized gain on
  distributions                               --                  24,471                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            218,296                 386,896                2,404,552               100,856
                                    ------------            ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             203,198                 571,479                1,430,204                82,995
                                    ------------            ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   808                   1,240                   17,075                   330
 Net transfers                            78,740                 (14,113)                (478,603)               27,602
 Surrenders for benefit
  payments and fees                     (136,850)             (1,170,449)              (1,641,664)              (39,283)
 Net annuity transactions                  3,225                  49,834                   84,699                    --
                                    ------------            ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (54,077)             (1,133,488)              (2,018,493)              (11,351)
                                    ------------            ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             149,121                (562,009)                (588,289)               71,644
NET ASSETS:
 Beginning of year                     1,595,432               6,082,489               12,047,404               367,201
                                    ------------            ------------            -------------            ----------
 End of year                          $1,744,553              $5,520,480              $11,459,115              $438,845
                                    ============            ============            =============            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT           ADVANTAGE VT
                                  LARGE COMPANY         INTERNATIONAL         LARGE COMPANY
                                    CORE FUND             CORE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $478               $1,087                $(45,053)
 Net realized gain (loss) on
  security transactions                   (471)             (16,630)               (145,773)
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,991               22,214               1,716,600
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,998                6,671               1,525,774
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                   60                  27,196
 Net transfers                          15,344               (8,702)               (142,982)
 Surrenders for benefit
  payments and fees                    (12,238)                 (25)               (487,148)
 Net annuity transactions                    4                   --                  17,550
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,110               (8,667)               (585,384)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            30,108               (1,996)                940,390
NET ASSETS:
 Beginning of year                      73,418               85,360               4,143,112
                                    ----------            ---------            ------------
 End of year                          $103,526              $83,364              $5,083,502
                                    ==========            =========            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,193)              $(1,731)
 Net realized gain (loss) on
  security transactions                   (40,227)               13,498
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             750,019               122,911
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              686,599               134,678
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  4,521                    --
 Net transfers                            (27,163)              (45,862)
 Surrenders for benefit
  payments and fees                      (271,912)              (26,097)
 Net annuity transactions                   9,767                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (284,787)              (71,959)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              401,812                62,719
NET ASSETS:
 Beginning of year                      1,475,129               346,481
                                     ------------            ----------
 End of year                           $1,876,941              $409,200
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V. I. International Growth Fund (formerly AIM V.I. International Growth Fund), AllianceBernstein VPS Money Market Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, Federated Capital Appreciation Fund II (merged with Federated Clover Value Fund II), Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Prime Money Fund II (merged with Federal International Equity Fund II), Federated Quality Bond Fund II, Federated Capital Income Fund II (merged with Federated Equity Income Fund II), Federated Kaufmann Fund II (merged with Federated Mid Cap Growth Strategies Fund II), NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund), Hartford Advisers HLS Fund (merged with Hartford Global Advisors HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS Fund), Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities Fund and Hartford Equity Income HLS Fund), ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, Invesco Global Health Care Fund (formerly AIM V.I. Global Health Care Fund), Invesco V.I. Technology Fund (formerly AIM V.I. Technology Fund), MFS(R) Growth Series, MFS(R) High Income Series, MFS(R) Strategic Income Series, Neuberger Berman AMT Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, DWS International VIP Fund, Pioneer Growth Opportunities VCT Portfolio, Van Eck VIP Global Bond Fund (formerly Van Eck Worldwide Bond Fund), Van Eck VIP Global Hard Assets Fund (formerly Van Eck Worldwide Hard Assets Fund), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (formerly Wells Fargo Advantage VT Equity Income Fund) (merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (Formerly Wells Fargo Advantage VT International Core Fund), Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Core Equity Fund (merged with Wells Fargo Advantage VT Large Company Core Fund) and Wells Fargo Advantage VT Omega Growth Fund (merged with Wells Fargo Advantage VT Large Company Growth
    Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company

-------------------------------------------------------------------------------

       under the Internal Revenue Code (IRC). Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contact owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.40% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statement of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 5.0% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $35 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are deducted through surrenders of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These expenses are reflected in the accompanying statements of operations.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in the mortality and expense risk charges in the accompanying statements of operations. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                        $126,652       $101,564
American Century VP Capital Appreciation Fund              59,486        106,717
AllianceBernstein VPS International Growth
 Portfolio                                                144,006        209,405
Invesco V.I. Core Equity Fund*                             36,707        490,685
Invesco V.I. International Growth Fund*                    39,186        291,887
AllianceBernstein VPS Money Market Portfolio              739,353      1,007,186
AllianceBernstein VPS Large Cap Growth Portfolio           30,697        170,422
Federated Capital Appreciation Fund II*                13,476,246     15,843,653
Federated Fund for U.S. Government Securities Fund
 II                                                       730,351        771,906
Federated High Income Bond Fund II                        538,079      1,056,349
Federated Prime Money Fund II*                          2,540,045      4,550,772
Federated Quality Bond Fund II                            708,228        817,687
Federated Capital Income Fund II*                      11,258,806     12,298,460
Federated Kaufmann Fund II*                             8,112,326      8,933,509
NVIT Developing Markets Fund*                              51,172        200,056
Hartford Advisers HLS Fund*                             2,095,466     16,771,822
Hartford Total Return Bond HLS Fund                     5,766,910      8,546,263
Hartford Capital Appreciation HLS Fund                  1,502,843      5,205,042
Hartford Dividend and Growth HLS Fund                   1,763,325      2,488,225
Hartford Global Growth HLS Fund                           423,989      7,790,141
Hartford Disciplined Equity HLS Fund                      754,631      6,935,322
Hartford Growth HLS Fund*                                 956,120      1,224,803
Hartford Growth Opportunities HLS Fund                    204,980     32,971,204
Hartford High Yield HLS Fund                            1,957,562      4,234,794
Hartford Index HLS Fund                                 1,194,599      7,813,293
Hartford International Opportunities HLS Fund*          7,727,111     15,548,250
Hartford Small/Mid Cap Equity HLS Fund*                   733,643      3,072,959
Hartford MidCap Value HLS Fund*                        24,223,418     28,380,994
Hartford Money Market HLS Fund                          6,257,674     13,505,863
Hartford SmallCap Growth HLS Fund                         402,108      8,537,533
Hartford Stock HLS Fund                                   382,617      1,066,480
Hartford U.S. Government Securities HLS Fund            2,588,409      8,039,623
Hartford Value HLS Fund*                               31,762,340     37,920,887

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
ING JPMorgan Emerging Markets Equity Portfolio           $289,434       $100,936
ING Global Resources Portfolio                            154,971        102,790
Invesco Global Health Care Fund*                           45,157        153,963
Invesco V.I. Technology Fund*                              95,879        117,796
MFS(R) Growth Series                                      104,015        228,054
MFS(R) High Income Series                                 217,519        223,975
MFS(R) Strategic Income Series                            107,639        145,772
Neuberger Berman AMT Short Duration Bond
 Portfolio                                                241,431        142,993
Neuberger & Berman AMT Partners Portfolio                  78,776        192,021
Pioneer Fund VCT Portfolio                                 13,164        104,278
DWS International VIP Fund                                 32,691        184,643
Pioneer Growth Opportunities VCT Portfolio                 25,583        102,129
Van Eck VIP Global Bond Fund*                             116,979         89,321
Van Eck VIP Global Hard Assets Fund*                      144,416        178,627
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                     47,422        357,012
Wells Fargo Advantage VT Total Return Bond Fund           352,808      1,081,874
Wells Fargo Advantage VT Intrinsic Value Fund*            465,311      2,154,270
Wells Fargo Advantage VT International Equity
 Fund*                                                     83,879         83,202
Wells Fargo Advantage VT Small Cap Growth Fund             23,936        378,399
Wells Fargo Advantage VT Discovery Fund                   120,458         46,518
Wells Fargo Advantage VT Core Equity Fund*                117,143        108,536
Wells Fargo Advantage VT Omega Growth Fund*             4,016,426      4,947,453

*   See parenthetical for this Sub-Account in Note 1.

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                  6,015       5,215                800
American Century VP Capital
 Appreciation Fund                     2,966       6,033             (3,067)
AllianceBernstein VPS
 International Growth
 Portfolio                            16,518      29,257            (12,739)
Invesco V.I. Core Equity Fund*         4,851      42,668            (37,817)
Invesco V. I. International
 Growth Fund*                            880      20,302            (19,422)
AllianceBernstein Money Market
 Portfolio                            82,001      99,441            (17,440)
AllianceBernstein Large Cap
 Growth Portfolio                      1,371       8,528             (7,157)
Federated Capital Appreciation
 Fund II*                          2,330,821   1,891,649            439,172
Federated Fund for U.S.
 Government Securities Fund
 II                                   37,638      43,087             (5,449)
Federated High Income Bond
 Fund II                              11,071      61,690            (50,619)
Federated Prime Money Fund II*       213,647     430,926           (217,279)
Federated Quality Bond Fund II        39,901      51,371            (11,470)
Federated Capital Income Fund
 II*                               1,145,125   1,244,367            (99,242)
Federated Kaufmann Fund II*          786,819     734,828             51,991
NVIT Developing Markets Fund*          2,215       9,459             (7,244)
Hartford Advisers HLS Fund*          293,233   4,237,103         (3,943,870)
Hartford Total Return Bond HLS
 Fund                              1,127,527   2,139,189         (1,011,662)
Hartford Capital Appreciation
 HLS Fund                            737,788   2,548,026         (1,810,238)
Hartford Dividend and Growth
 HLS Fund                          1,047,205   1,538,036           (490,831)
Hartford Global Growth HLS
 Fund                                 26,023     377,989           (351,966)

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Disciplined Equity
 HLS Fund                             25,113     357,120           (332,007)
Hartford Growth HLS Fund*            777,660   1,057,586           (279,926)
Hartford Growth Opportunities
 HLS Fund                             56,566   4,599,535         (4,542,969)
Hartford High Yield HLS Fund         112,116     246,724           (134,608)
Hartford Index HLS Fund               32,949     469,222           (436,273)
Hartford International
 Opportunities HLS Fund*           3,497,265   8,668,379         (5,171,114)
Hartford Small/Mid Cap Equity
 HLS Fund*                            52,611     216,816           (164,205)
Hartford MidCap Value HLS
 Fund*                             2,308,427   1,351,777            956,650
Hartford Money Market HLS Fund     2,732,635   5,769,305         (3,036,670)
Hartford SmallCap Growth HLS
 Fund                                 18,648     357,812           (339,164)
Hartford Stock HLS Fund              253,339     754,679           (501,340)
Hartford U.S. Government
 Securities HLS Fund                  49,081     337,653           (288,572)
Hartford Value HLS Fund*          25,748,342   7,896,817         17,851,525
ING JPMorgan Emerging Markets
 Equity Portfolio                     15,104       5,819              9,285
ING Global Resources Fund             13,766       9,013              4,753
Invesco Global Health Care
 Fund*                                 2,224       6,911             (4,687)
Invesco V.I. Technology Fund*          8,075       9,273             (1,198)
MFS(R) Growth Series                   7,428      16,995             (9,567)
MFS(R) High Income Series              9,123      15,040             (5,917)
MFS(R) Strategic Income Series         5,231       7,929             (2,698)
Neuberger Berman AMT Short
 Duration Bond Portfolio              14,757       9,572              5,185
Neuberger Berman AMT Partners
 Portfolio                             4,171      10,731             (6,560)
Pioneer Fund VCT Portfolio               548       9,222             (8,674)
DWS International VIP Fund             1,335      10,929             (9,594)
Pioneer Growth Opportunities
 VCT Portfolio                         1,348       4,975             (3,627)
Van Eck VIP Global Bond Fund*          5,240       4,334                906
Van Eck VIP Global Hard Assets
 Fund*                                 4,016       5,164             (1,148)
Wells Fargo Advantage VT Index
 Asset Allocation Fund*                3,854      34,005            (30,151)
Wells Fargo Advantage VT Total
 Return Bond Fund                      4,832      50,644            (45,812)
Wells Fargo Advantage VT
 Intrinsic Value Fund*                35,225     156,868           (121,643)
Wells Fargo Advantage VT
 International Equity Fund*            8,198      12,410             (4,212)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       1,937      21,560            (19,623)
Wells Fargo Advantage VT
 Discovery Fund                        4,975       1,831              3,144
Wells Fargo Advantage VT Core
 Equity Fund*                         12,421      18,466             (6,045)
Wells Fargo Advantage VT Omega
 Growth Fund*                        405,145     341,073             64,072

*   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced Fund      30,507      72,779           (42,272)
American Century VP Capital
 Appreciation Fund                      8,996       5,868             3,128
AllianceBernstein VPS
 International Growth Portfolio        16,334      17,006              (672)
AIM V.I. Core Equity Fund               7,208      67,767           (60,559)
AIM V.I. International Growth
 Fund                                   2,128      34,049           (31,921)
AllianceBernstein VPS Money
 Market Portfolio                      54,607     178,873          (124,266)
AllianceBernstein VPS Large Cap
 Growth Portfolio                       2,880       4,776            (1,896)
Federated Clover Value Fund II         23,550     363,450          (339,900)
Federated Capital Appreciation
 Fund II                               27,909     114,020           (86,111)
Federated Equity Income Fund II         7,697     241,135          (233,438)
Federated Fund for U.S.
 Government Securities II              33,923      49,034           (15,111)
Federated Mid Cap Growth
 Strategies Fund II                    21,645     179,540          (157,895)
Federated High Income Bond Fund
 II                                    27,943      65,177           (37,234)
Federated International Equity
 Fund II                               14,562      92,203           (77,641)
Federated Prime Money Fund II          43,290      97,004           (53,714)
Federated Quality Bond Fund II         31,015      34,403            (3,388)
Federated Capital Income Fund II       12,598      49,217           (36,619)
Gartmore NVIT Developing Markets
 Fund                                   3,924       9,493            (5,569)
Hartford Advisers HLS Fund            145,212   4,593,562        (4,448,350)
Hartford Total Return Bond HLS
 Fund                                 966,637   2,012,912        (1,046,275)
Hartford Capital Appreciation HLS
 Fund                               1,716,471   2,089,690          (373,219)
Hartford Dividend and Growth HLS
 Fund                                 939,147   1,289,380          (350,233)
Hartford Fundamental Growth HLS
 Fund                                 358,004     223,148           134,856
Hartford Global Advisers HLS Fund     295,734     156,694           139,040
Hartford Global Growth HLS Fund        21,731     489,378          (467,647)
Hartford Disciplined Equity HLS
 Fund                                  30,468     453,429          (422,961)
Hartford Growth HLS Fund              142,140     402,687          (260,547)
Hartford Growth Opportunities HLS
 Fund                               7,406,299   8,655,751        (1,249,452)
Hartford High Yield HLS Fund          275,481     294,335           (18,854)
Hartford Index HLS Fund                85,553     675,053          (589,500)
Hartford International Growth HLS
 Fund                                 377,706     739,327          (361,621)
Hartford International Small
 Company HLS Fund                     317,734     629,574          (311,840)
Hartford International
 Opportunities HLS Fund               553,722   4,040,886        (3,487,164)
Hartford MidCap Growth HLS Fund        92,175     273,976          (181,801)
Hartford Money Market HLS Fund      2,597,473   9,794,833        (7,197,360)
Hartford SmallCap Value HLS Fund       30,264     255,654          (225,390)
Hartford SmallCap Growth HLS Fund      35,639     347,570          (311,931)
Hartford Stock HLS Fund               226,343   1,168,941          (942,598)
Hartford U.S. Government
 Securities HLS Fund                  133,632     484,132          (350,500)
Hartford Value HLS Fund               302,294     672,578          (370,284)
Hartford Value Opportunities HLS
 Fund                                  33,403     342,030          (308,627)
Hartford Equity Income HLS Fund       238,439     524,975          (286,536)
ING JPMorgan Emerging Markets
 Equity Portfolio                      21,174       6,553            14,621
ING Global Resources Portfolio         16,959      21,894            (4,935)
AIM V.I. Global Health Care Fund        2,263       3,455            (1,192)
AIM V.I. Technology Fund                7,457      12,379            (4,922)
MFS(R) Growth Series                    5,211      33,937           (28,726)

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
MFS(R) High Income Series               8,036      27,103           (19,067)
MFS(R) Strategic Income Series          4,373       8,439            (4,066)
Neuberger Berman AMT Short
 Duration Bond Portfolio               12,335       6,520             5,815
Neuberger Berman AMT Partners
 Portfolio                              7,242      11,854            (4,612)
Pioneer Fund VCT Portfolio             13,522       7,506             6,016
DWS International VIP Portfolio         1,810       6,726            (4,916)
Pioneer Growth Opportunities VCT
 Portfolio                              5,673      11,479            (5,806)
Van Eck Worldwide Bond Fund             7,491      15,724            (8,233)
Van Eck Worldwide Hard Assets
 Fund                                  53,460      10,671            42,789
Wells Fargo Advantage VT Asset
 Allocation Fund                       11,155      18,117            (6,962)
Wells Fargo Advantage VT Total
 Return Bond Fund                      11,080      69,516           (58,436)
Wells Fargo Advantage VT Equity
 Income Fund                           14,482     172,066          (157,584)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                   9,493      12,452            (2,959)
Wells Fargo Advantage VT Large
 Company Core Fund                      2,921       2,238               683
Wells Fargo Advantage VT
 International Core Fund                  787       2,433            (1,646)
Wells Fargo Advantage VT Large
 Company Growth Fund                    8,920      56,425           (47,505)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        4,307      26,786           (22,479)
Wells Fargo Advantage VT
 Discovery Fund                         2,929       6,350            (3,421)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2010  Lowest contract charges        29,645    $20.926098        $620,371
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        28,845     18.829530         543,140
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        71,117     16.378650       1,164,809
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        87,475     20.651353       1,806,459
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        98,650     19.768804       1,950,186
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        27,519     22.139590         609,263
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        30,586     16.938963         518,103
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        27,458     12.413327         340,847
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        51,545     23.170263       1,194,305
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        28,686     15.963060         457,923
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2010  Lowest contract charges        0.45%             1.90%              11.13%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             5.40%              14.96%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             2.45%             (20.69)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             2.02%               4.46%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             2.08%               9.13%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        0.45%               --               30.70%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.78%              36.46%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (46.43)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --               45.15%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --               16.69%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges        84,968     $8.397856        $713,544
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        97,707      7.472171         730,081
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        98,379      5.377306         529,015
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       121,713     10.560071       1,285,297
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        12,491     19.091985         238,471
    Highest contract charges         228,129     11.250157       2,566,490
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        19,263     17.505410         337,203
    Highest contract charges         259,174     10.413710       2,698,956
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        26,404     13.705837         361,882
    Highest contract charges         312,592      8.231171       2,573,003
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        34,136     19.707898         672,757
    Highest contract charges         393,835     11.948865       4,705,883
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        51,707     18.310558         946,792
    Highest contract charges         507,158     11.207597       5,684,025
    Remaining contract charges            --            --              --
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges        84,700     15.342256       1,299,488
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges       104,122     13.785384       1,435,360
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       136,043     10.336721       1,406,232
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       174,230     17.582565       3,063,427
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       216,103     15.542406       3,358,762
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2010  Lowest contract charges        0.45%             2.28%              12.39%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             4.71%              38.96%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (49.08)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.11%               --                1.70%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        0.45%             0.84%               9.06%
    Highest contract charges          1.40%             0.97%               8.03%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             1.61%              27.72%
    Highest contract charges          1.40%             1.81%              26.52%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             1.94%             (30.46)%
    Highest contract charges          1.40%             1.97%             (31.11)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             1.00%               7.63%
    Highest contract charges          1.40%             1.02%               6.61%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.31%             0.52%               8.96%
    Highest contract charges          0.95%             0.53%               8.27%
    Remaining contract charges          --                --                  --
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2010  Lowest contract charges        1.40%             2.24%              11.29%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.40%             1.53%              33.36%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.41%             0.49%             (41.21)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.40%             0.39%              13.13%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.40%             1.04%              26.45%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges       253,641    $14.372336      $3,645,417
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges       271,081     14.435723       3,913,251
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       395,347     14.476281       5,723,150
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       350,131     14.268875       5,001,609
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       441,178     13.735446       6,059,776
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
ALLIANCEBERNSTEIN LARGE CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges        27,421     22.293150         611,297
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        34,578     20.339696         703,310
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        36,474     14.857367         541,900
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        50,123     24.734124       1,239,746
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        78,458     21.809920       1,711,156
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges        0.45%             0.01%              (0.44)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.20%              (0.28)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             1.87%               1.45%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             4.36%               3.88%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             4.10%               3.74%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
ALLIANCEBERNSTEIN LARGE CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges        0.45%             0.50%               9.60%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.16%              36.90%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (39.93)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --               13.41%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --               (1.00)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION
 FUND II+
 2010  Lowest contract charges        11,933    $11.256632        $134,321
    Highest contract charges       1,357,809      5.999878       8,146,690
    Remaining contract charges     1,155,490            --       7,080,566
 2009  Lowest contract charges       308,092      5.484660       1,689,782
    Highest contract charges         241,786      5.380947       1,301,040
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       336,176      4.891476       1,644,396
    Highest contract charges         299,813      4.808581       1,441,675
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       527,478      7.008822       3,696,996
    Highest contract charges         453,125      6.903852       3,128,310
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       764,477      6.455593       4,935,153
    Highest contract charges         669,071      6.371636       4,263,074
    Remaining contract charges            --            --              --
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2010  Lowest contract charges        54,150     19.340782       1,047,296
    Highest contract charges          97,715     15.057148       1,471,316
    Remaining contract charges        27,418            --         422,871
 2009  Lowest contract charges        68,950     18.473467       1,273,737
    Highest contract charges          79,252     14.519178       1,150,671
    Remaining contract charges        36,530            --         542,190
 2008  Lowest contract charges        72,242     17.638036       1,274,208
    Highest contract charges          92,425     13.994891       1,293,472
    Remaining contract charges        35,176            --         502,235
 2007  Lowest contract charges        82,455     16.990614       1,400,962
    Highest contract charges         110,321     13.609863       1,501,450
    Remaining contract charges        36,645            --         507,793
 2006  Lowest contract charges        77,916     16.057906       1,251,162
    Highest contract charges         124,671     12.985499       1,618,913
    Remaining contract charges        53,755            --         709,300
FEDERATED HIGH INCOME BOND
 FUND II
 2010  Lowest contract charges        27,728     23.752486         658,613
    Highest contract charges         132,067     16.633394       2,196,726
    Remaining contract charges        65,720            --       1,119,702
 2009  Lowest contract charges        30,528     20.796321         634,868
    Highest contract charges         165,928     14.702176       2,439,497
    Remaining contract charges        79,678            --       1,197,495
 2008  Lowest contract charges        31,185     13.667092         426,203
    Highest contract charges         184,581      9.754141       1,800,426
    Remaining contract charges        97,602            --         971,270
 2007  Lowest contract charges        46,723     18.550752         866,743
    Highest contract charges         255,297     13.366117       3,412,326
    Remaining contract charges       143,757            --       1,956,389
 2006  Lowest contract charges        41,126     18.016694         740,958
    Highest contract charges         342,893     13.105214       4,493,681
    Remaining contract charges       217,080            --       2,890,766

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
FEDERATED CAPITAL APPRECIATION
 FUND II+
 2010  Lowest contract charges        0.36%               --               12.57%
    Highest contract charges          1.45%             0.22%              11.50%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.20%             1.10%              12.13%
    Highest contract charges          1.40%             1.13%              11.90%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.21%             0.39%             (30.21)%
    Highest contract charges          1.41%               --              (30.35)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.20%             0.86%               8.57%
    Highest contract charges          1.40%             0.83%               8.35%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.20%             0.83%              14.83%
    Highest contract charges          1.40%             0.83%              14.60%
    Remaining contract charges          --                --                  --
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2010  Lowest contract charges        0.45%             4.68%               4.70%
    Highest contract charges          1.40%             4.34%               3.71%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             4.95%               4.74%
    Highest contract charges          1.40%             4.95%               3.75%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             4.74%               3.81%
    Highest contract charges          1.40%             5.33%               2.83%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             4.32%               5.81%
    Highest contract charges          1.40%             4.75%               4.81%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             4.88%               3.67%
    Highest contract charges          1.40%             4.38%               2.69%
    Remaining contract charges          --                --                  --
FEDERATED HIGH INCOME BOND
 FUND II
 2010  Lowest contract charges        0.45%             8.15%              14.22%
    Highest contract charges          1.40%             8.13%              13.14%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             9.90%              52.16%
    Highest contract charges          1.40%            11.18%              50.73%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%            10.28%             (26.33)%
    Highest contract charges          1.40%            10.44%             (27.02)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             7.80%               2.96%
    Highest contract charges          1.40%             8.39%               1.99%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             8.07%              10.31%
    Highest contract charges          1.40%             9.25%               9.27%
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II+
 2010  Lowest contract charges       113,442    $11.876670      $1,347,314
    Highest contract charges         108,311     11.595029       1,255,866
    Remaining contract charges            23            --             190
 2009  Lowest contract charges           127      8.487470           1,075
    Highest contract charges          56,953     11.758399         669,677
    Remaining contract charges        67,015            --         805,432
 2008  Lowest contract charges       112,200     12.110297       1,358,773
    Highest contract charges              23      8.388650             195
    Remaining contract charges        65,586            --         778,536
 2007  Lowest contract charges       115,092     11.952620       1,375,650
    Highest contract charges              20      8.295994             162
    Remaining contract charges        84,434            --         991,216
 2006  Lowest contract charges       145,070     11.541768       1,674,366
    Highest contract charges              19      8.026858             156
    Remaining contract charges       128,420            --       1,458,672
FEDERATED QUALITY BOND FUND II
 2010  Lowest contract charges        43,249     16.297193         704,835
    Highest contract charges          73,509     15.957308       1,173,011
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        41,155     15.201144         625,595
    Highest contract charges          87,073     14.913909       1,298,620
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        39,080     12.774241         499,218
    Highest contract charges          92,536     12.557936       1,162,058
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        59,030     13.944782         823,157
    Highest contract charges         116,815     13.736105       1,604,583
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        79,492     13.392133       1,064,565
    Highest contract charges         114,364     13.218127       1,511,675
    Remaining contract charges            --            --              --
FEDERATED CAPITAL INCOME FUND
 II+
 2010  Lowest contract charges         4,146     17.203139          71,325
    Highest contract charges         698,178     10.004570       6,984,974
    Remaining contract charges       504,333            --       5,168,227
 2009  Lowest contract charges         4,852     15.417668          74,798
    Highest contract charges         132,594      9.051780       1,200,212
    Remaining contract charges        85,892            --         794,783
 2008  Lowest contract charges         2,693     12.073238          32,510
    Highest contract charges         152,450      7.155846       1,090,909
    Remaining contract charges       104,814            --         765,197
 2007  Lowest contract charges         4,287     15.231899          65,292
    Highest contract charges         216,056      9.114249       1,969,186
    Remaining contract charges       126,077            --       1,169,981
 2006  Lowest contract charges         4,180     14.706866          61,478
    Highest contract charges         302,632      8.884065       2,688,606
    Remaining contract charges       183,317            --       1,654,878

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
FEDERATED PRIME MONEY FUND II+
 2010  Lowest contract charges        1.20%             0.00%              (1.19)%
    Highest contract charges          1.40%             0.00%              (1.39)%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.75%             0.16%              (0.75)%
    Highest contract charges          1.40%             0.48%              (0.94)%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.20%             2.50%               1.32%
    Highest contract charges          1.75%             2.37%               1.12%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.20%             4.69%               3.56%
    Highest contract charges          1.89%             4.61%               3.35%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.20%             4.41%               3.28%
    Highest contract charges          1.43%             4.29%               3.07%
    Remaining contract charges          --                --                  --
FEDERATED QUALITY BOND FUND II
 2010  Lowest contract charges        1.20%             4.82%               7.21%
    Highest contract charges          1.40%             5.21%               7.00%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.20%             6.98%              19.00%
    Highest contract charges          1.40%             6.58%              18.76%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.20%             5.70%              (8.39)%
    Highest contract charges          1.40%             5.58%              (8.58)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.20%             5.41%               4.13%
    Highest contract charges          1.40%             4.59%               3.92%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.20%             4.03%               2.91%
    Highest contract charges          1.40%             4.10%               2.71%
    Remaining contract charges          --                --                  --
FEDERATED CAPITAL INCOME FUND
 II+
 2010  Lowest contract charges        0.45%             6.29%              11.58%
    Highest contract charges          1.40%             1.52%              10.53%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             4.97%              27.70%
    Highest contract charges          1.40%             6.18%              26.50%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             6.50%             (20.74)%
    Highest contract charges          1.41%             6.05%             (21.49)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             4.81%               3.57%
    Highest contract charges          1.40%             5.25%               2.59%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             6.25%              15.12%
    Highest contract charges          1.40%             6.37%              14.04%
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
FEDERATED KAUFMANN FUND II+
 2010  Lowest contract charges       341,892    $11.658808      $3,986,058
    Highest contract charges         355,897     11.635508       4,141,042
    Remaining contract charges            --            --              --
NVIT DEVELOPING MARKETS FUND+
 2010  Lowest contract charges        30,599     23.680104         724,599
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        37,843     20.481238         775,074
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        43,412     12.681828         550,547
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        58,451     30.229761       1,766,975
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        73,627     21.159503       1,557,915
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        47,695      1.213444          57,875
    Highest contract charges         541,584     11.859332       6,422,826
    Remaining contract charges    19,960,566            --      83,710,797
 2009  Lowest contract charges        15,330      1.623834          24,893
    Highest contract charges         454,298     14.165436       6,435,331
    Remaining contract charges    12,240,551            --      37,207,203
 2008  Lowest contract charges        17,332      1.428229          24,754
    Highest contract charges         486,748     12.546522       6,106,996
    Remaining contract charges    13,252,374            --      35,434,077
 2007  Lowest contract charges        24,355      1.564006          38,091
    Highest contract charges         609,028     13.835771       8,426,370
    Remaining contract charges    15,876,534            --      46,377,613
 2006  Lowest contract charges        15,213      1.511505          22,994
    Highest contract charges         705,863     13.465266       9,504,636
    Remaining contract charges    18,254,359            --      51,734,234

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
FEDERATED KAUFMANN FUND II+
 2010  Lowest contract charges        0.96%               --               16.59%
    Highest contract charges          1.12%               --               16.36%
    Remaining contract charges          --                --                  --
NVIT DEVELOPING MARKETS FUND+
 2010  Lowest contract charges        0.45%               --               15.62%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             1.18%              61.50%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             0.65%             (58.05)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             0.44%              42.87%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             0.59%              33.97%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        1.15%             1.41%              10.86%
    Highest contract charges          1.85%             1.34%              10.08%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             3.51%              13.70%
    Highest contract charges          1.85%             3.89%              12.90%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             5.81%              (8.68)%
    Highest contract charges          1.85%             5.84%              (9.32)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             7.68%               3.47%
    Highest contract charges          1.85%             4.91%               2.75%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             4.06%               3.61%
    Highest contract charges          1.85%             4.86%               2.88%
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges         7,982     $1.725873         $13,776
    Highest contract charges         392,906     14.950586       5,874,179
    Remaining contract charges    11,297,629            --      36,380,556
 2009  Lowest contract charges        15,330      1.623834          24,893
    Highest contract charges         454,298     14.165436       6,435,331
    Remaining contract charges    12,240,551            --      37,207,203
 2008  Lowest contract charges        17,332      1.428229          24,754
    Highest contract charges         486,748     12.546522       6,106,996
    Remaining contract charges    13,252,374            --      35,434,077
 2007  Lowest contract charges        24,355      1.564006          38,091
    Highest contract charges         609,028     13.835771       8,426,370
    Remaining contract charges    15,876,534            --      46,377,613
 2006  Lowest contract charges        15,213      1.511505          22,994
    Highest contract charges         705,863     13.465266       9,504,636
    Remaining contract charges    18,254,359            --      51,734,234
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges       353,525      2.238175         791,247
    Highest contract charges       1,709,527      2.134209       3,648,487
    Remaining contract charges     8,299,111            --      18,428,227
 2009  Lowest contract charges       392,652      1.945315         763,832
    Highest contract charges       2,088,390      1.866095       3,897,135
    Remaining contract charges     9,691,359            --      18,722,571
 2008  Lowest contract charges       575,957      1.352240         778,832
    Highest contract charges       2,098,891      1.304984       2,739,020
    Remaining contract charges     9,870,772            --      13,268,775
 2007  Lowest contract charges       736,066      2.516838       1,852,559
    Highest contract charges       2,283,577      2.443550       5,580,036
    Remaining contract charges    10,847,687            --      27,167,684
 2006  Lowest contract charges       853,207      2.181408       1,861,193
    Highest contract charges       3,087,276      2.130628       6,577,836
    Remaining contract charges    13,724,989            --      29,822,534
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges        73,612      1.610478         118,548
    Highest contract charges       1,109,224      1.465434       1,625,494
    Remaining contract charges     6,063,959            --      10,222,986
 2009  Lowest contract charges        85,826      1.439054         123,508
    Highest contract charges       1,444,385      1.318634       1,904,616
    Remaining contract charges     6,207,414            --       9,479,364
 2008  Lowest contract charges       138,917      1.167585         162,198
    Highest contract charges       1,542,795      1.077392       1,662,195
    Remaining contract charges     6,406,146            --       7,908,437
 2007  Lowest contract charges       168,918      1.748028         295,273
    Highest contract charges       1,480,761      1.624355       2,405,281
    Remaining contract charges     7,032,967            --      13,045,322
 2006  Lowest contract charges       199,049      1.633404         325,128
    Highest contract charges         964,182      1.528493       1,473,744
    Remaining contract charges     5,455,316            --       9,644,433

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        1.15%             2.93%               6.28%
    Highest contract charges          1.85%             3.96%               5.54%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             3.51%              13.70%
    Highest contract charges          1.85%             3.89%              12.90%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             5.81%              (8.68)%
    Highest contract charges          1.85%             5.84%              (9.32)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             7.68%               3.47%
    Highest contract charges          1.85%             4.91%               2.75%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             4.06%               3.61%
    Highest contract charges          1.85%             4.86%               2.88%
    Remaining contract charges          --                --                  --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges        1.25%             0.72%              15.06%
    Highest contract charges          1.85%             0.71%              14.37%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.25%             0.93%              43.86%
    Highest contract charges          1.85%             0.97%              43.00%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.25%             1.55%             (46.27)%
    Highest contract charges          1.86%             1.76%             (46.60)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.25%             0.12%              15.38%
    Highest contract charges          1.85%             0.11%              14.69%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.25%             1.31%              15.17%
    Highest contract charges          1.85%             1.25%              14.48%
    Remaining contract charges          --                --                  --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2010  Lowest contract charges        1.15%             1.86%              11.91%
    Highest contract charges          1.85%             1.80%              11.13%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             1.93%              23.25%
    Highest contract charges          1.85%             2.29%              22.39%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             2.03%             (33.21)%
    Highest contract charges          1.85%             2.28%             (33.67)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             1.57%               7.02%
    Highest contract charges          1.84%             1.90%               6.27%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             2.31%              18.99%
    Highest contract charges          1.85%             2.42%              18.16%
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges         1,424    $11.438359         $16,289
    Highest contract charges         334,990      9.918745       3,322,683
    Remaining contract charges     1,907,315            --      47,441,620
 2009  Lowest contract charges         1,444     10.127389          14,620
    Highest contract charges         411,478      8.843557       3,638,926
    Remaining contract charges     2,182,773            --      48,251,934
 2008  Lowest contract charges         3,852      7.552629          29,090
    Highest contract charges               1      6.910386               3
    Remaining contract charges     3,059,489            --      45,637,481
 2007  Lowest contract charges         3,852     16.070485          61,898
    Highest contract charges         583,048     14.231523       8,297,663
    Remaining contract charges     3,025,664            --     106,463,382
 2006  Lowest contract charges         1,444     12.999882          18,767
    Highest contract charges         805,273     11.593138       9,335,638
    Remaining contract charges     3,734,921            --     106,475,362
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges         2,390     11.361528          27,151
    Highest contract charges         416,211     10.751431       4,474,865
    Remaining contract charges     1,459,852            --      34,486,016
 2009  Lowest contract charges         5,096     10.077432          51,353
    Highest contract charges         490,764      9.603214       4,712,913
    Remaining contract charges     1,714,600            --      35,948,375
 2008  Lowest contract charges         8,986      8.113158          72,906
    Highest contract charges         582,677      7.785676       4,536,535
    Remaining contract charges     2,041,758            --      34,456,932
 2007  Lowest contract charges         8,986     13.083447         117,570
    Highest contract charges         712,214     12.643764       9,005,069
    Remaining contract charges     2,515,468            --      68,597,897
 2006  Lowest contract charges         9,986     12.215545         121,988
    Highest contract charges         899,494     11.887947      10,693,140
    Remaining contract charges     3,151,339            --      80,248,436
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges        16,770      1.384274          23,214
    Highest contract charges         171,653      1.314093         225,568
    Remaining contract charges       772,515            --       1,059,742
 2009  Lowest contract charges           181      1.183242             214
    Highest contract charges         170,867      1.121397         191,610
    Remaining contract charges       495,064            --         576,638
 2008  Lowest contract charges           181      0.891619             161
    Highest contract charges         163,221      0.850951         138,893
    Remaining contract charges       763,257            --         671,519
 2007  Lowest contract charges           181      1.549411             280
    Highest contract charges         208,474      1.489157         310,450
    Remaining contract charges       825,660            --       1,264,901
 2006  Lowest contract charges        38,345      1.342101          51,462
    Highest contract charges         285,654      1.298974         371,058
    Remaining contract charges       597,231            --         794,393

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2010  Lowest contract charges        1.15%             0.28%              12.95%
    Highest contract charges          1.85%             0.25%              12.16%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.16%             0.46%              34.09%
    Highest contract charges          1.85%             0.70%              33.16%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             0.71%             (53.00)%
    Highest contract charges            --              1.21%             (53.33)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             0.06%              23.62%
    Highest contract charges          1.85%             0.05%              22.76%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             0.77%              12.84%
    Highest contract charges          1.85%             0.74%              12.05%
    Remaining contract charges          --                --                  --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2010  Lowest contract charges        1.15%             1.13%              12.74%
    Highest contract charges          1.85%             1.27%              11.96%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             1.22%              24.21%
    Highest contract charges          1.85%             1.50%              23.35%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             1.21%             (37.99)%
    Highest contract charges          1.86%             1.11%             (38.42)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             1.00%               7.11%
    Highest contract charges          1.85%             0.93%               6.36%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             1.18%              11.17%
    Highest contract charges          1.85%             1.02%              10.39%
    Remaining contract charges          --                --                  --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges        1.25%             0.03%              17.89%
    Highest contract charges          1.85%             0.03%              17.18%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.14%             0.49%              32.71%
    Highest contract charges          1.85%             0.47%              31.78%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             0.26%             (42.45)%
    Highest contract charges          1.86%             0.25%             (42.86)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.19%               --               15.45%
    Highest contract charges          1.85%             0.02%              14.64%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             0.05%               3.42%
    Highest contract charges          1.85%             0.07%               2.70%
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges        20,903     $1.652911         $34,549
    Highest contract charges         823,662     16.036420      13,208,596
    Remaining contract charges    27,391,244            --     195,559,373
 2009  Lowest contract charges        44,820      1.422193          63,742
    Highest contract charges       1,038,122     13.894899      14,424,601
    Remaining contract charges    31,695,836            --     195,104,777
 2008  Lowest contract charges        98,344      1.110015         109,163
    Highest contract charges         629,242     10.921007       6,871,961
    Remaining contract charges    29,317,912            --     141,273,959
 2007  Lowest contract charges        91,764      2.066578         189,638
    Highest contract charges         786,738     20.475593      16,108,934
    Remaining contract charges    35,042,116            --     315,216,668
 2006  Lowest contract charges        62,099      1.612383         100,127
    Highest contract charges       1,070,013     16.087595      17,213,940
    Remaining contract charges    42,906,901            --     302,217,643
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         1,045     15.077028          15,759
    Highest contract charges         137,979     14.784791       2,039,990
    Remaining contract charges       738,456            --      14,397,815
 2009  Lowest contract charges         2,678     13.130790          35,166
    Highest contract charges         197,244     12.966662       2,557,594
    Remaining contract charges       812,166            --      13,816,848
 2008  Lowest contract charges         3,490      8.827974          30,811
    Highest contract charges         193,726      8.778773       1,700,677
    Remaining contract charges       833,726            --       9,550,076
 2007  Lowest contract charges         3,490     11.943777          41,686
    Highest contract charges         235,347     11.960722       2,814,916
    Remaining contract charges     1,082,028            --      16,784,644
 2006  Lowest contract charges         3,563     11.754300          41,875
    Highest contract charges         301,819     11.853638       3,577,651
    Remaining contract charges     1,332,553            --      20,377,189
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        81,941     18.856035       1,545,073
    Highest contract charges         330,191      9.367071       3,092,924
    Remaining contract charges     2,153,774            --      41,009,226
 2009  Lowest contract charges       113,843     16.508695       1,879,403
    Highest contract charges         404,557      8.316491       3,364,494
    Remaining contract charges     2,483,779            --      41,698,453
 2008  Lowest contract charges       151,058     13.145816       1,985,780
    Highest contract charges         473,044      6.715752       3,176,845
    Remaining contract charges     2,967,577            --      39,587,054
 2007  Lowest contract charges       159,984     20.997695       3,359,294
    Highest contract charges         648,694     10.878662       7,056,918
    Remaining contract charges     3,702,957            --      79,528,332
 2006  Lowest contract charges       200,616     20.049382       4,022,222
    Highest contract charges         804,643     10.533798       8,475,930
    Remaining contract charges     4,756,687            --      98,294,742

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges        1.15%             0.01%              16.22%
    Highest contract charges          1.85%             0.01%              15.41%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             0.35%              28.12%
    Highest contract charges          1.85%             0.72%              27.23%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             0.40%             (46.29)%
    Highest contract charges          1.86%             0.36%             (46.66)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             0.16%              28.17%
    Highest contract charges          1.85%             0.13%              27.28%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             0.56%              10.77%
    Highest contract charges          1.85%             0.71%              10.00%
    Remaining contract charges          --                --                  --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges        1.15%             0.50%              14.82%
    Highest contract charges          1.85%             0.63%              14.02%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             6.79%              48.74%
    Highest contract charges          1.85%             9.47%              47.71%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%            10.33%             (26.09)%
    Highest contract charges          1.85%             9.29%             (26.60)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             8.01%               1.61%
    Highest contract charges          1.85%             6.93%               0.90%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%            27.22%               9.90%
    Highest contract charges          1.85%            14.22%               9.13%
    Remaining contract charges          --                --                  --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        0.45%             1.60%              14.22%
    Highest contract charges          1.85%             1.63%              12.63%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             2.10%              25.58%
    Highest contract charges          1.85%             1.99%              23.84%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             2.13%             (37.39)%
    Highest contract charges          1.86%             1.89%             (38.27)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             1.60%               4.73%
    Highest contract charges          1.85%             1.52%               3.27%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             1.61%              14.94%
    Highest contract charges          1.85%             1.57%              13.34%
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2010  Lowest contract charges        19,349     $2.355401         $45,575
    Highest contract charges       2,247,361      2.234419       5,021,546
    Remaining contract charges    17,103,506            --      39,761,554
 2009  Lowest contract charges        14,611      2.081136          30,407
    Highest contract charges       2,410,316      1.988092       4,791,929
    Remaining contract charges    17,447,072            --      35,911,080
 2008  Lowest contract charges        36,032      1.577423          56,838
    Highest contract charges       2,867,221      1.517501       4,351,011
    Remaining contract charges    20,455,910            --      31,977,034
 2007  Lowest contract charges        38,868      2.762977         107,390
    Highest contract charges       3,716,170      2.676742       9,947,228
    Remaining contract charges    24,868,677            --      68,228,784
 2006  Lowest contract charges        47,254      2.193374         103,645
    Highest contract charges       1,502,052      2.139837       3,214,147
    Remaining contract charges    10,525,603            --      22,968,961
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        16,787     15.967311         268,036
    Highest contract charges         209,620     16.242310       3,404,716
    Remaining contract charges       750,432            --      11,831,388
 2009  Lowest contract charges        16,400     12.848900         210,716
    Highest contract charges         251,259     13.148741       3,303,738
    Remaining contract charges       873,385            --      11,091,685
 2008  Lowest contract charges        23,273      8.798670         204,771
    Highest contract charges         302,230      9.058181       2,737,651
    Remaining contract charges       997,342            --       8,682,038
 2007  Lowest contract charges        27,627     16.763168         463,116
    Highest contract charges         361,104     17.361833       6,269,430
    Remaining contract charges     1,315,332            --      21,836,746
 2006  Lowest contract charges        37,042     15.202514         563,128
    Highest contract charges         468,547     15.840177       7,421,883
    Remaining contract charges     1,602,379            --      24,149,671
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges       111,670     12.303612       1,373,943
    Highest contract charges         329,622     12.265288       4,042,906
    Remaining contract charges     1,686,150            --      20,734,951
    Remaining contract charges     1,838,611            --      46,927,087

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2010  Lowest contract charges        1.15%             0.88%              13.18%
    Highest contract charges          1.85%             1.19%              12.39%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             1.27%              31.93%
    Highest contract charges          1.85%             1.91%              31.01%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             2.18%             (42.91)%
    Highest contract charges          1.86%             2.06%             (43.31)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             1.07%              25.97%
    Highest contract charges          1.84%             2.16%              25.09%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             3.00%              23.04%
    Highest contract charges          1.85%             2.65%              22.18%
    Remaining contract charges          --                --                  --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        1.25%             0.72%              24.27%
    Highest contract charges          1.85%             0.66%              23.53%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.25%             0.26%              46.03%
    Highest contract charges          1.85%             0.30%              45.16%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.26%             0.30%             (47.51)%
    Highest contract charges          1.86%             0.32%             (47.83)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.25%             0.45%              10.27%
    Highest contract charges          1.85%             0.43%               9.61%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.25%               --               10.88%
    Highest contract charges          1.85%               --               10.21%
    Remaining contract charges          --                --                  --
HARTFORD MIDCAP VALUE HLS
 FUND+
 2010  Lowest contract charges        0.53%             0.60%              23.04%
    Highest contract charges          0.78%             0.59%              22.65%
    Remaining contract charges          --                --                  --
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       564,635     $1.170814        $661,081
    Highest contract charges         189,654     10.831387       2,054,215
    Remaining contract charges     9,212,504            --      17,990,336
 2009  Lowest contract charges       581,701      1.184339         688,932
    Highest contract charges         297,307     11.033642       3,280,374
    Remaining contract charges    12,124,455            --      23,984,540
 2008  Lowest contract charges       798,101      1.197239         955,517
    Highest contract charges         480,731     11.232023       5,399,584
    Remaining contract charges    18,921,991            --      37,876,600
 2007  Lowest contract charges     1,009,684      1.185768       1,197,251
    Highest contract charges         325,850     11.202888       3,650,461
    Remaining contract charges    15,370,679            --      30,702,902
 2006  Lowest contract charges     1,092,693      1.142958       1,248,902
    Highest contract charges         313,050     10.874287       3,404,219
    Remaining contract charges    13,505,829            --      26,927,025
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges        19,292     21.098106         407,027
    Highest contract charges         281,516     14.849879       4,180,471
    Remaining contract charges     1,468,670            --      46,573,331
 2009  Lowest contract charges           678     15.709621          10,645
    Highest contract charges         371,012     11.077238       4,109,788
    Remaining contract charges     1,736,951            --      40,674,705
 2008  Lowest contract charges         1,241     11.737397          14,570
    Highest contract charges         440,825      8.334477       3,674,044
    Remaining contract charges     1,978,506            --      34,679,493
 2007  Lowest contract charges         1,339     18.973926          25,404
    Highest contract charges         585,978     13.567898       7,950,488
    Remaining contract charges     2,443,074            --      69,371,872
 2006  Lowest contract charges         1,880     19.553470          36,770
    Highest contract charges         770,964     14.080588      10,855,629
    Remaining contract charges     3,091,989            --      90,595,968
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        55,745      1.493889          83,276
    Highest contract charges       1,196,289      1.424468       1,704,075
    Remaining contract charges     2,403,688            --       3,562,504
 2009  Lowest contract charges        73,534      1.317644          96,892
    Highest contract charges       1,436,157      1.263962       1,815,248
    Remaining contract charges     2,647,371            --       3,464,219
 2008  Lowest contract charges        95,316      0.942674          89,852
    Highest contract charges       1,687,744      0.909709       1,535,356
    Remaining contract charges     3,316,600            --       3,107,980
 2007  Lowest contract charges       153,870      1.678493         258,270
    Highest contract charges       2,113,712      1.629591       3,444,485
    Remaining contract charges     4,052,431            --       6,768,500
 2006  Lowest contract charges       215,806      1.604868         346,340
    Highest contract charges       2,790,926      1.567487       4,374,747
    Remaining contract charges     5,104,750            --       8,160,271

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        1.15%               --               (1.14)%
    Highest contract charges          1.85%               --               (1.83)%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             0.06%              (1.08)%
    Highest contract charges          1.85%             0.06%              (1.77)%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             2.19%               0.97%
    Highest contract charges          1.85%             2.04%               0.26%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             4.81%               3.75%
    Highest contract charges          1.85%             4.82%               3.02%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.16%             4.52%               3.51%
    Highest contract charges          1.85%             4.61%               2.78%
    Remaining contract charges          --                --                  --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2010  Lowest contract charges        1.25%               --               34.86%
    Highest contract charges          1.85%               --               34.06%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             0.09%              33.84%
    Highest contract charges          1.85%             0.09%              32.91%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             0.44%             (38.14)%
    Highest contract charges          1.86%             0.42%             (38.57)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             0.39%              (2.96)%
    Highest contract charges          1.85%             0.25%              (3.64)%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             0.20%               5.64%
    Highest contract charges          1.85%             0.34%               4.90%
    Remaining contract charges          --                --                  --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        1.25%             1.20%              13.38%
    Highest contract charges          1.85%             1.11%              12.70%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.25%             1.52%              39.78%
    Highest contract charges          1.85%             1.55%              38.94%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.26%             1.68%             (43.84)%
    Highest contract charges          1.86%             1.89%             (44.18)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.25%             0.83%               4.59%
    Highest contract charges          1.85%             0.91%               3.96%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.25%             1.52%              13.23%
    Highest contract charges          1.85%             1.28%              12.55%
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges         1,233    $14.636234         $18,041
    Highest contract charges         331,155     13.232631       4,382,046
    Remaining contract charges     1,260,630            --      30,813,755
 2009  Lowest contract charges         2,983     14.264487          42,556
    Highest contract charges         377,348     12.987128       4,900,671
    Remaining contract charges     1,501,259            --      35,872,853
 2008  Lowest contract charges         3,886     13.957683          54,236
    Highest contract charges         471,199     12.797050       6,029,958
    Remaining contract charges     1,757,005            --      40,930,506
 2007  Lowest contract charges         3,026     14.210526          42,995
    Highest contract charges         643,612     13.120403       8,444,447
    Remaining contract charges     1,949,101            --      46,621,059
 2006  Lowest contract charges         2,123     13.771867          29,240
    Highest contract charges         803,255     12.804687      10,285,427
    Remaining contract charges     2,404,794            --      55,160,075
HARTFORD VALUE HLS FUND
 2010  Lowest contract charges        58,371      1.342444          78,359
    Highest contract charges       3,039,144      1.254582       3,812,855
    Remaining contract charges    19,620,590            --      25,899,756
 2009  Lowest contract charges        11,954      1.184249          14,156
    Highest contract charges         199,386      1.114500         222,216
    Remaining contract charges     1,173,304            --       1,366,852
 2008  Lowest contract charges        31,444      0.963202          30,287
    Highest contract charges         229,187      0.912838         209,211
    Remaining contract charges     1,494,297            --       1,419,164
 2007  Lowest contract charges        48,725      1.477075          71,971
    Highest contract charges         294,228      1.409712         414,776
    Remaining contract charges     1,848,634            --       2,698,419
 2006  Lowest contract charges        55,849      1.371064          76,573
    Highest contract charges         337,596      1.317720         444,857
    Remaining contract charges     1,701,673            --       2,310,200

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges        1.15%             4.79%               2.61%
    Highest contract charges          1.85%             4.39%               1.89%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             0.03%               2.20%
    Highest contract charges          1.85%             0.03%               1.49%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             8.52%              (1.78)%
    Highest contract charges          1.85%             7.50%              (2.47)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.15%             3.38%               3.19%
    Highest contract charges          1.85%             3.93%               2.47%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.15%             3.80%               2.82%
    Highest contract charges          1.85%             3.49%               2.11%
    Remaining contract charges          --                --                  --
HARTFORD VALUE HLS FUND
 2010  Lowest contract charges        1.15%             1.30%              13.36%
    Highest contract charges          1.85%             1.44%              12.57%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.15%             1.24%              22.95%
    Highest contract charges          1.85%             1.77%              22.09%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.15%             1.36%             (34.79)%
    Highest contract charges          1.86%             1.74%             (35.25)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.14%             1.32%               7.73%
    Highest contract charges          1.84%             1.17%               6.98%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.14%             3.12%              20.43%
    Highest contract charges          1.85%             2.33%              19.59%
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2010  Lowest contract charges        39,197    $19.238862        $754,099
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        29,912     16.020683         479,215
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        15,291      9.355467         143,050
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        26,521     19.238770         510,223
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        31,649     13.922547         440,633
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
ING GLOBAL RESOURCES PORTFOLIO
 2010  Lowest contract charges        49,153     13.642147         670,547
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        44,400     11.265332         500,179
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        49,335      8.229019         405,977
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        58,425     14.010498         818,561
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
INVESCO GLOBAL HEALTH SCIENCE
 FUND SERIES 1+
 2010  Lowest contract charges        27,071     22.512051         609,415
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        31,758     21.476816         682,067
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        32,950     16.897448         556,775
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        41,368     23.779083         983,696
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        51,890     21.354693       1,108,105
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2010  Lowest contract charges        0.45%             0.82%              20.09%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             1.63%              71.24%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             2.37%             (51.37)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             1.28%              38.18%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             0.55%              35.57%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
ING GLOBAL RESOURCES PORTFOLIO
 2010  Lowest contract charges        0.45%             1.05%              21.10%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.31%              36.90%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             1.88%             (41.27)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.43%             0.01%              40.11%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
INVESCO GLOBAL HEALTH SCIENCE
 FUND SERIES 1+
 2010  Lowest contract charges        0.45%               --                4.82%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.35%              27.10%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (28.94)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --               11.35%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --                4.76%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND+
 2010  Lowest contract charges        66,313    $15.173279      $1,006,178
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        67,511     12.564866         848,264
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        72,433      8.018763         580,820
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       105,891     14.514379       1,536,935
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        94,759     13.537016       1,282,748
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
MFS(R) GROWTH SERIES
 2010  Lowest contract charges        29,004     22.776332         660,609
    Highest contract charges         132,703     12.315808       1,634,340
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        29,108     19.836618         577,394
    Highest contract charges         142,166     10.828514       1,539,462
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        27,936     14.473275         404,321
    Highest contract charges         172,064      7.976142       1,372,410
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        31,520     23.230936         732,247
    Highest contract charges         205,859     12.924971       2,660,709
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        41,337     19.258223         796,080
    Highest contract charges         271,234     10.816904       2,933,906
    Remaining contract charges            --            --              --
MFS(R) HIGH INCOME SERIES
 2010  Lowest contract charges        12,373     21.325618         263,872
    Highest contract charges          69,511     14.705348       1,022,183
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        12,203     18.671075         227,835
    Highest contract charges          75,598     12.997699         982,599
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        15,377     12.886122         198,152
    Highest contract charges          91,491      9.056071         828,547
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        18,700     18.101609         338,509
    Highest contract charges         129,752     12.842975       1,666,393
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        22,538     17.867204         402,696
    Highest contract charges         155,771     12.797666       1,993,508
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND+
 2010  Lowest contract charges        0.45%               --               20.76%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%               --               56.69%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (44.75)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --                7.22%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --                9.99%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
MFS(R) GROWTH SERIES
 2010  Lowest contract charges        0.45%             0.11%              14.82%
    Highest contract charges          1.40%             0.12%              13.74%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             0.31%              37.06%
    Highest contract charges          1.40%             0.32%              35.76%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             0.22%             (37.70)%
    Highest contract charges          1.40%               --              (38.29)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --               20.63%
    Highest contract charges          1.40%               --               19.49%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --                7.41%
    Highest contract charges          1.40%               --                6.39%
    Remaining contract charges          --                --                  --
MFS(R) HIGH INCOME SERIES
 2010  Lowest contract charges        0.45%             7.34%              14.22%
    Highest contract charges          1.40%             7.17%              13.14%
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             7.91%              44.43%
    Highest contract charges          1.40%             8.27%              43.07%
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             9.52%             (28.81)%
    Highest contract charges          1.40%             9.11%             (29.49)%
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             6.79%               1.31%
    Highest contract charges          1.40%             7.13%               0.35%
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             8.15%               9.88%
    Highest contract charges          1.40%             8.57%               8.84%
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2010  Lowest contract charges        11,460    $19.527763        $223,798
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        14,158     17.814954         252,218
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        18,224     14.402608         262,470
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        15,228     16.447182         250,460
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        22,776     15.933761         362,910
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2010  Lowest contract charges        32,142     15.159439         487,258
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        26,957     14.463430         389,884
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        21,142     12.820175         271,040
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        25,002     14.875593         371,914
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        38,067     14.262173         542,915
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2010  Lowest contract charges        0.45%             4.65%               9.61%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             9.34%              23.69%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             6.39%             (12.43)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             4.86%               3.22%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             4.67%               6.19%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2010  Lowest contract charges        0.45%             5.41%               4.81%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%             8.92%              12.82%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%             4.77%             (13.82)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%             2.63%               4.30%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%             2.68%               3.73%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2010  Lowest contract charges              63,494   $19.563912      $1,242,189
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              70,054    16.990397       1,190,248
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              74,666    10.935177         816,481
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              68,815    23.073442       1,587,805
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges             107,585    21.198371       2,280,631
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges              42,275    12.427931         525,392
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              50,949    10.759591         548,189
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              44,933     8.632715         387,893
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              62,926    13.192397         830,140
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges              78,178    12.622213         986,776
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
DWS INTERNATIONAL VIP PORTFOLIO
 2010  Lowest contract charges              64,042    16.766484       1,073,759
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              73,636    16.731430       1,232,031
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              78,552    12.707678         998,212
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              85,382    24.884796       2,124,721
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges              99,306    22.022791       2,187,011
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  -----------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2010  Lowest contract charges              0.45%           0.66%            15.15%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              0.45%           2.60%            55.37%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              0.45%           0.60%           (52.61)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              0.45%           0.64%             8.85%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              0.45%           0.68%            11.74%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges              0.45%           1.37%            15.51%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              0.45%           1.82%            24.64%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              0.45%           1.78%           (34.56)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              0.45%           1.20%             4.52%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              0.45%           1.32%            16.11%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
DWS INTERNATIONAL VIP PORTFOLIO
 2010  Lowest contract charges              1.40%           2.12%             0.21%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              1.40%           4.37%            31.66%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              1.41%           1.39%           (48.93)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              1.40%           2.47%            13.00%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              1.40%           1.89%            24.16%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2010  Lowest contract charges              46,001   $22.567845      $1,038,162
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              49,628    18.856765         935,814
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              55,434    13.102911         726,348
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              61,928    20.403279       1,263,530
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges             163,698    21.317943       3,489,714
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
VAN ECK VIP GLOBAL BOND FUND+
 2010  Lowest contract charges              14,969    20.608677         308,493
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              14,063    19.493740         274,139
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              22,296    18.476518         411,951
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              18,699    17.913669         334,965
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges               8,312    16.401695         136,326
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
VAN ECK VIP GLOBAL HARD ASSETS FUND+
 2010  Lowest contract charges              72,297    40.504424       2,928,359
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2009  Lowest contract charges              73,445    31.482933       2,312,270
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2008  Lowest contract charges              30,656    20.074644         615,397
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2007  Lowest contract charges              43,561    37.429332       1,630,475
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --
 2006  Lowest contract charges              42,494    25.865846       1,099,132
    Highest contract charges                    --           --              --
    Remaining contract charges                  --           --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  -----------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2010  Lowest contract charges              0.45%             --             19.68%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              0.45%             --             43.91%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              0.45%             --            (35.78)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              0.45%             --             (4.29)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              0.45%             --              5.12%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
VAN ECK VIP GLOBAL BOND FUND+
 2010  Lowest contract charges              0.45%           3.41%             5.72%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              0.45%           4.69%             5.51%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              0.45%           7.28%             3.14%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              0.45%           6.04%             9.22%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              0.45%           9.98%             6.00%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
VAN ECK VIP GLOBAL HARD ASSETS FUND+
 2010  Lowest contract charges              0.45%           0.35%            28.66%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2009  Lowest contract charges              0.45%           0.13%            56.83%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2008  Lowest contract charges              0.45%           0.31%           (46.37)%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2007  Lowest contract charges              0.45%           0.11%            44.71%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2006  Lowest contract charges              0.45%           0.06%            23.93%
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges       138,879    $11.530034      $1,601,282
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges       169,030     10.320991       1,744,553
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       175,992      9.065403       1,595,432
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       234,549     12.969137       3,041,891
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       326,013     12.223451       3,985,008
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges       223,397     21.647762       4,836,033
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges       269,209     20.506317       5,520,480
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       327,645     18.564273       6,082,489
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       448,291     18.388348       8,243,330
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       541,738     17.560060       9,512,955
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2010  Lowest contract charges       669,818    $17.267065     $11,565,790
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX
 ASSET ALLOCATION FUND+
 2010  Lowest contract charges        1.40%             1.76%              11.71%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.40%             2.05%              13.85%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.41%             2.37%             (30.10)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.40%             2.16%               6.10%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.40%             2.26%              10.58%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges        1.40%             3.39%               5.57%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.40%             4.53%              10.46%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.40%             4.77%               0.96%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.40%             4.57%               4.72%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.40%             4.36%               2.41%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2010  Lowest contract charges        1.40%             0.86%              12.25%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges         7,758     12.189978          94,576
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        11,970      6.964463          83,364
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        13,616      6.269214          85,360
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        18,129     11.234586         203,672
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        13,175     10.112017         133,226
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges       103,208    $19.102545      $1,971,546
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges       122,831     15.280749       1,876,941
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges       145,310     10.151582       1,475,129
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges       185,191     17.574798       3,254,692
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges       251,528     15.659658       3,938,846
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges        1.40%               --               21.90%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.40%             2.92%              11.09%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.39%             1.98%             (44.20)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.40%             0.01%              11.10%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.40%             1.57%              19.13%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2010  Lowest contract charges        0.45%               --               25.01%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        1.40%               --               50.53%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        1.41%               --              (42.24)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        1.40%               --               12.23%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        1.40%               --               21.05%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges        21,874    $29.479222        $644,843
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2009  Lowest contract charges        18,730     21.847241         409,200
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2008  Lowest contract charges        22,151     15.641520         346,481
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2007  Lowest contract charges        38,155     28.236983       1,077,392
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
 2006  Lowest contract charges        31,213     23.187850         723,771
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        10,276     12.263665         126,020
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges       375,963     12.609794       4,740,816
    Highest contract charges              --            --              --
    Remaining contract charges            --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges        0.64%               --               34.93%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2009  Lowest contract charges        0.45%               --               39.68%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2008  Lowest contract charges        0.45%               --              (44.61)%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2007  Lowest contract charges        0.45%               --               21.78%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
 2006  Lowest contract charges        0.45%               --               14.13%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        0.64%               --               22.64%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges        0.64%               --               26.10%
    Highest contract charges            --                --                  --
    Remaining contract charges          --                --                  --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.40% of the Sub-Account's average daily net assets for mortality and expense risk charges undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.10% to 0.15% of the Sub-Account's average daily net assets for these services.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35% of the Sub-Account's average daily net assets.

    These charges are a reduction of unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $35 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of Assurant, Inc. at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the accompanying financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for other-than temporary impairment of debt securities on April 1, 2009.

PricewaterhouseCoopers LLP
New York, New York
April 28, 2011

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2010 AND 2009

                                               DECEMBER 31,                 DECEMBER 31,
                                                   2010                         2009
                                                       (IN THOUSANDS EXCEPT PER
                                                       SHARE AND SHARE AMOUNTS)
---------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities available for
  sale, at fair value (amortized cost --
  $2,537,606 in 2010 and $2,493,265 in
  2009)                                          $2,716,856                   $2,555,863
 Equity securities available for sale,
  at fair value (cost -- $126,626 in
  2010 and $160,510 in 2009)                        128,768                      157,993
 Commercial mortgage loans on real
  estate, at amortized cost                         702,311                      772,912
 Policy loans                                        13,241                       13,981
 Short-term investments                              53,246                       70,367
 Collateral held under securities
  lending                                            57,039                      106,896
 Other investments                                   92,117                       88,736
                                               ------------                 ------------
                       TOTAL INVESTMENTS          3,763,578                    3,766,748
                                               ------------                 ------------
 Cash and cash equivalents                           24,516                       43,819
 Premiums and accounts receivable, net               71,203                       79,516
 Reinsurance recoverables                         1,744,688                    1,434,405
 Accrued investment income                           41,929                       41,476
 Deferred acquisition costs                          31,222                       37,908
 Deferred income taxes, net                           8,115                       56,569
 Goodwill                                            17,285                       81,573
 Value of business acquired                          16,697                       18,783
 Other assets                                        34,636                       39,732
 Assets held in separate accounts                 1,764,702                    1,740,344
                                               ------------                 ------------
                            TOTAL ASSETS         $7,518,571                   $7,340,873
                                               ------------                 ------------
LIABILITIES
 Future policy benefits and expenses             $2,881,526                   $2,675,069
 Unearned premiums                                   33,871                       37,692
 Claims and benefits payable                      1,741,250                    1,751,501
 Commissions payable                                 14,666                       13,242
 Deferred gain on disposal of businesses             99,897                       97,021
 Obligations under securities lending                57,467                      108,186
 Accounts payable and other liabilities             154,750                      188,958
 Tax payable                                         16,944                       10,523
 Liabilities related to separate
  accounts                                        1,764,702                    1,740,344
                                               ------------                 ------------
                       TOTAL LIABILITIES          6,765,073                    6,622,536
                                               ------------                 ------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,
  1,000,000 shares authorized, issued,
  and outstanding                                     5,000                        5,000
 Additional paid-in capital                         475,635                      475,635
 Retained earnings                                  158,846                      203,109
 Accumulated other comprehensive income             114,017                       34,593
                                               ------------                 ------------
              TOTAL STOCKHOLDER'S EQUITY            753,498                      718,337
                                               ------------                 ------------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY         $7,518,571                   $7,340,873
                                               ------------                 ------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                       YEARS ENDED DECEMBER 31,
                                              2010               2009               2008
                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other
  considerations                            $1,116,247         $1,092,512         $1,173,790
 Net investment income                         212,475            216,725            238,451
 Net realized gains (losses) on
  investments, excluding
  other-than-temporary investment losses        11,458            (13,925)           (26,621)
  Total other-than-temporary investment
   losses                                       (4,263)           (11,330)          (109,075)
  Portion of gain recognized in other
   comprehensive income, before taxes              (12)              (257)                --
                                          ------------       ------------       ------------
 Net other-than-temporary investment
  losses recognized in earnings                 (4,275)           (11,587)          (109,075)
 Amortization of deferred gains on
  disposal of businesses                        (2,876)            16,906             20,680
 Fees and other income                           6,148             14,859             11,449
                                          ------------       ------------       ------------
                          TOTAL REVENUES     1,339,177          1,315,490          1,308,674
                                          ------------       ------------       ------------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                         838,055            849,531            889,498
 Amortization of deferred acquisition
  costs and value of business acquired          41,372             46,398             46,678
 Underwriting, general and
  administrative expenses                      348,842            340,342            353,774
 Goodwill impairment                            64,288             75,244                 --
                                          ------------       ------------       ------------
     TOTAL BENEFITS, LOSSES AND EXPENSES     1,292,557          1,311,515          1,289,950
                                          ------------       ------------       ------------
 Income before provision for income
  taxes                                         46,620              3,975             18,724
 Provision for income taxes                     32,883             27,127             10,867
                                          ------------       ------------       ------------
                       NET INCOME (LOSS)       $13,737           $(23,152)            $7,857
                                          ------------       ------------       ------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                                           ACCUMULATED
                                  COMMON             ADDITIONAL                               OTHER
                                   STOCK              PAID-IN          RETAINED           COMPREHENSIVE
                                                      CAPITAL          EARNINGS           INCOME (LOSS)             TOTAL
                                                                     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2008           $5,000              $545,635         $224,710                $5,696              $781,041
 Return of capital (Note 7)            --              (100,000)              --                    --              (100,000)
 Capital contribution (Note
  7)                                   --                15,000               --                    --                15,000
 Cumulative effect of
  change in accounting
  Principles (Note 2)                  --                    --           (2,730)                   --                (2,730)
 Comprehensive loss:
  Net income                           --                    --            7,857                    --                 7,857
  Other comprehensive loss:
    Net change in
     unrealized gains on
     securities, net of
     taxes of $93,578                  --                    --               --              (171,408)             (171,408)
                                                                                                                  ----------
   Total other
    comprehensive loss                                                                                              (171,408)
                                                                                                                  ----------
 Total comprehensive loss                                                                                           (163,551)
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2008         5,000               460,635          229,837              (165,712)              529,760
 Dividends                             --                    --          (20,000)                   --               (20,000)
 Capital contribution (Note
  7)                                   --                15,000               --                    --                15,000
 Cumulative effect of
  change in accounting
  principles (Note 2)                  --                    --           16,424               (16,424)                   --
 Comprehensive income:
  Net loss                             --                    --          (23,152)                   --               (23,152)
  Other comprehensive
   income:
    Net change in
     unrealized losses on
     securities, net of
     taxes of $(120,209)               --                    --               --               210,552               210,552
    Net change in
     other-than-temporary
     impairment gains,
     recognized in other
     comprehensive income,
     net of taxes of
     $(3,326)                          --                    --               --                 6,177                 6,177
                                                                                                                  ----------
   Total other
    comprehensive income                                                                                             216,729
                                                                                                                  ----------
 Total comprehensive income                                                                                          193,577
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2009         5,000               475,635          203,109                34,593               718,337
 Dividends                             --                    --          (58,000)                   --               (58,000)
 Comprehensive income:
  Net income                           --                    --           13,737                    --                13,737
  Other comprehensive
   income:
    Net change in
     unrealized gains on
     securities, net of
     taxes of $(41,445)                --                    --               --                77,000                77,000
    Net change in
     other-than-temporary
     impairment gains,
     recognized in other
     comprehensive income,
     net of taxes of
     $(1,305)                          --                    --               --                 2,424                 2,424
                                                                                                                  ----------
   Total other
    comprehensive income                                                                                              79,424
                                                                                                                  ----------
 Total comprehensive income                                                                                           93,161
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2010        $5,000              $475,635         $158,846              $114,017              $753,498
                                  -------            ----------       ----------            ----------            ----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                            YEARS ENDED DECEMBER 31,
                                                                      2009
                                          2010                   (IN THOUSANDS)               2008
-----------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                             $13,737                $(23,152)                 $7,857
 Adjustments to reconcile net income
  (loss) to net cash (used in) provided
  by operating activities:
 Change in reinsurance recoverable            (310,283)                (75,154)                (51,605)
 Change in premiums and accounts
  receivable                                     9,676                  (5,590)                 40,739
 Depreciation and amortization                   4,805                   3,418                   1,173
 Change in deferred acquisition costs
  and value of business acquired                 8,772                   7,790                   8,910
 Change in accrued investment income              (453)                   (866)                  1,742
 Change in insurance policy reserves and
  expenses                                     192,385                 (45,507)                (53,850)
 Change in accounts payable and other
  liabilities                                  (35,745)                 (3,222)                (20,638)
 Change in commissions payable                   1,424                  (1,756)                   (509)
 Change in reinsurance balances payable             --                      --                  (2,706)
 Change in funds held under reinsurance             --                      --                    (118)
 Amortization of deferred gain on
  disposal of businesses                         2,876                 (16,906)                (20,680)
 Change in income taxes                         12,125                   7,501                 (22,869)
 Net realized (gains) losses on
  investments                                   (7,183)                 25,512                 135,696
 Goodwill impairment                            64,288                  75,244                      --
 Other                                           2,712                  (5,251)                    (84)
                                          ------------            ------------            ------------
NET CASH (USED IN) PROVIDED BY OPERATING
                              ACTIVITIES       (40,864)                (57,939)                 23,058
                                          ------------            ------------            ------------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities available for
  sale                                         323,152                 244,094                 451,988
 Equity securities available for sale           44,045                  27,345                  96,375
 Property and equipment                             --                    (105)                     25
 Maturities, prepayments, and scheduled
  redemption of:
 Fixed maturity securities available for
  sale                                         170,173                 129,687                  76,593
 Purchase of:
 Fixed maturity securities available for
  sale                                        (531,646)               (449,662)               (357,887)
 Equity securities available for sale           (7,340)                (11,750)                (74,181)
 Property and equipment                            (22)                     --                      --
 Subsidiary, net of cash transferred (1)            --                   4,923                      --
 Change in other invested assets                (3,381)                 (6,108)                 (7,847)
 Change in commercial mortgage loans on
  real estate                                   66,719                  61,242                 (16,070)
 Change in short-term investments               17,983                  89,480                (115,755)
 Change in collateral held under
  securities lending                            49,857                  15,877                 111,102
 Change in policy loans                            740                     441                  (2,076)
                                          ------------            ------------            ------------
          NET CASH PROVIDED BY INVESTING
                              ACTIVITIES       130,280                 105,464                 162,267
                                          ------------            ------------            ------------
FINANCING ACTIVITIES
 Dividends paid                                (58,000)                (20,000)                     --
 Change in obligation under securities
  lending                                      (50,719)                (15,877)               (115,986)
 Return of capital                                  --                      --                (100,000)
 Contributed capital                                --                  15,000                  15,000
                                          ------------            ------------            ------------
   NET CASH USED IN FINANCING ACTIVITIES      (108,719)                (20,877)               (200,986)
                                          ------------            ------------            ------------
 Change in cash and cash equivalents           (19,303)                 26,648                 (15,661)
 Cash and cash equivalents at beginning
  of period                                     43,819                  17,171                  32,832
                                          ------------            ------------            ------------
 Cash and cash equivalents at end of
  period                                       $24,516                 $43,819                 $17,171
                                          ------------            ------------            ------------
 Supplemental information:
 Income taxes paid, net of refunds             $20,727                 $19,597                 $33,270
                                          ------------            ------------            ------------

(1) This relates to Shenandoah Life Insurance Company ("Shenandoah"), acquired through reinsurance agreement on October 1, 2009.

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and pre-funded funeral insurance ("Preneed"). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheet affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2010 presentation.

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The Company engages in collateralized transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. The collateral held under these securities lending transactions is reported at fair value and the obligation is reported at the amount of the collateral received. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

UNCOLLECTIBLE RECEIVABLE BALANCE

The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds substantial collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for Preneed life insurance policies and certain life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For Preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

PROPERTY AND EQUIPMENT

Property and equipment is included in other assets and reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives. Property and equipment are assessed for impairment when impairment indicators exist.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In the fourth quarters of 2010 and 2009, the Company conducted annual assessments of goodwill. Based on the results of the 2010 assessment, the Company concluded that the net book value of its goodwill exceeded the estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded a $64,288 impairment charge. During 2009, the Company concluded that the net book value of its goodwill exceeded its estimated fair value and recorded a $75,244 impairment charge after performing a Step 2 test. See Notes 4 and 13 for further information.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and Preneed limited payment policies. For Preneed annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2010 and 2009 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

OTHER ASSETS

Other assets primarily include prepaid items and other intangible assets. Other intangible assets that have finite lives, including but not limited to, customer contracts, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2010 or 2009.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford").

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include Preneed life insurance policies and annuity contracts, traditional life insurance policies no longer offered, policies disposed of via reinsurance (FFG and LTC contracts), group worksite and certain medical policies.

Future policy benefits and expense reserves for LTC, certain life and annuity insurance policies no longer offered, and the traditional life insurance contracts within FFG, are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for Preneed investment-type annuities, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. An unearned revenue reserve is also recorded for those Preneed life insurance contracts which represents the balance of the excess of gross premiums over net premiums that is still recognized in future years' income in a constant relationship to estimated gross profits.

Future policy benefits and expense reserves for Preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Reserves for worksite group disability policies, which typically have high front-end costs and are expected to remain in force for an extended period of time, include case reserves and incurred but not reported ("IBNR") reserves which equal the net present value of the expected future claims payments. Worksite group long term disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue recognized accordingly. In 2010, the Company re-established $15,486 of the FFG deferred gain based on its annual review.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are group worksite insurance. Revenues are recognized when earned on group worksite insurance products.

For life insurance policies previously sold by the Preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the Preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

TOTAL OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

For debt securities with credit losses and non-credit losses or gains, total other-than-temporary impairment losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell, for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

FEES AND OTHER INCOME

Income earned on Preneed life insurance policies with discretionary death benefit growth issued after 2008 is presented within fees and other income.

The Company derives fee and other income primarily from providing administrative services. These fees are recognized monthly when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows the guidance on contingencies, which requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2010, the Company adopted the new guidance on transfers of financial assets. This new guidance amends the derecognition guidance and eliminates the exemption from consolidation for qualifying special-purpose entities. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2010, the Company adopted the new guidance on the accounting for a variable interest entity ("VIE"). This new guidance amends the consolidation guidance applicable to VIEs to require a qualitative assessment in the determination of the primary beneficiary of the VIE, to require an ongoing reconsideration of the primary beneficiary, to amend the events that trigger a reassessment of whether an entity is a VIE and to change the consideration of kick-out rights in determining if an entity is a VIE. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On July 1, 2009, the Company adopted the new guidance that establishes a single source of authoritative accounting and reporting guidance recognized by the FASB for nongovernmental entities (the "Codification"). The Codification does not change current GAAP, but is intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents will be superseded and all other accounting literature not included in the Codification will be considered non-authoritative. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations. References to accounting guidance contained in the Company's consolidated financial statements and disclosures have been updated to reflect terminology consistent with the Codification. Plain English references to the accounting guidance have been made along with references to the ASC topic number and name.

On October 1, 2009, the Company adopted the new guidance on measuring the fair value of liabilities. When the quoted price in an active market for an identical liability is not available, this new guidance requires that either the quoted price of the identical or similar liability when traded as an asset or another valuation technique that is consistent with the fair value measurements and disclosures guidance be used to fair value the liability. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On April 1, 2009, the Company adopted the new OTTI guidance. This new guidance amends the previous guidance for debt securities and modifies the presentation and disclosure requirements for debt and equity securities. In addition, it amends the requirement for an entity to positively assert the intent and ability to hold a debt security to recovery to determine whether an OTTI exists and replaces this provision with the assertion that an entity does not intend to sell or it is not more likely than not that the entity will be required to sell a security prior to recovery of its amortized cost basis. Additionally, this new guidance modifies the presentation of certain OTTI debt securities to only present the impairment loss within the results of operations that represents the credit loss associated with the OTTI with the remaining impairment loss being presented within other comprehensive income (loss) ("OCI"). At adoption, the Company recorded a cumulative effect adjustment to reclassify the non-credit component of previously recognized OTTI securities which resulted in an increase of $16,424 (after-tax) in retained earnings and a decrease of $16,424 (after-tax) in AOCI. See Note 3 for further information.

On April 1, 2009, the Company adopted the new guidance on determining fair value in illiquid markets. This new guidance clarifies how to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. This new guidance also clarifies how to identify circumstances indicating that a transaction is not orderly. Under this new guidance, significant decreases in the volume and level of activity of an asset or liability, in relation to normal market activity requires further evaluation of transactions or quoted prices and exercise of significant judgment in arriving at fair values. This new guidance also requires additional interim and annual disclosures. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company adopted the revised business combinations guidance. The revised guidance retains the fundamental requirements of the previous guidance in that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. The revised guidance expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. The revised guidance broadens the fair value measurement and recognition of assets acquired, liabilities assumed and interests transferred as a result of business combinations. It also increases the disclosure requirements for business combinations in the consolidated financial statements. The adoption of the revised guidance did not have an impact on the Company's financial position or results of operations. However, should the Company enter into a business combination in 2010 or beyond, our financial position or results of operations could incur a significantly different impact than had it recorded the acquisition under the previous business combinations guidance. Earnings volatility could result, depending on the terms of the acquisition.

On January 1, 2009, the Company adopted the new consolidations guidance. The new guidance requires that a noncontrolling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the noncontrolling interest be presented in the statement of operations. The new guidance also calls for consistency in reporting changes in the Parent's ownership interest in a subsidiary and necessitates fair value measurement of any noncontrolling equity investment retained in a deconsolidation. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company applied the fair value measurements and disclosures guidance for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The application of this guidance for those assets and liabilities did not have an impact on the Company's financial position or results of operations. TheCompany's non-financial assets measured at fair value on a non-recurring basis include goodwill and intangible assets. In a businesscombination, the non-financial assets and liabilities of the acquired company would be measured at fair value in accordance with the fair valuemeasurements and disclosures guidance. The requirements of this guidance include using an exit price based on an orderly transaction betweenmarket participants at the measurement date assuming the highest and best use of the asset by market participants. To perform a market valuation, the Company is required to use a market, income or cost approach valuation technique(s). The Company performs its annual impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If Step 1 of the impairment test indicates that the net book value of the Company is greater than the estimated fair value, then Step 2 test is required. Step 2 requires that the Company measure the fair value of goodwill of the Company. As mentioned above, the application of this guidance which was used to measure the fair value of goodwill in Step 2 of the goodwill impairment test did not have an impact on the Company's financial position or results of operations.

On January 1, 2008, the Company adopted the fair value measurements and disclosures guidance. This guidance defined fair value, addressed how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP and expanded disclosures about fair value measurements. This guidance was applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008 except for certain financial assets that were measured at fair value using a transaction price. For these financial instruments, which the Company has, this guidance required limited retrospective adoption and thus the difference between the fair values using a transaction price and the fair values using an exit price of the relevant financial instruments was shown as a cumulative-effect adjustment to the January 1, 2008 retained earnings balance. At adoption, the Company recognized a $4,200 decrease to other assets, and a corresponding decrease of $2,730 (after-tax) to retained earnings. See Notes 3 and 4 for further information regarding these financial instruments and the fair value disclosures, respectively.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In October 2010, the FASB issued amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, acquisition costs are defined as costs that are related directly to the successful acquisition of new or renewal insurance contracts. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Therefore, the Company is required to adopt this guidance on January 1, 2012. Prospective application as of the date of adoption is required; however retrospective application to all prior periods presented upon the date of adoption is also permitted, but not required. Early adoption is permitted, but only at the beginning of an entity's annual reporting period. The Company is currently evaluating the requirements of the amendments and the potential impact, if any, on the Company's financial position and results of operations.

3. INVESTMENTS

The following tables show the amortized cost, gross unrealized gains and losses and fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

                                                                 DECEMBER 31, 2010
                                           COST OR                  GROSS                      GROSS
                                          AMORTIZED              UNREALIZED                  UNREALIZED
                                            COST                    GAINS                      LOSSES
------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
United States Government and
 government agencies and authorities           $7,096                   $210                        $(6)
States, municipalities and political
 subdivisions                                  55,486                    945                     (1,360)
Foreign governments                            34,913                  2,616                       (540)
Asset-backed                                    2,180                     93                         --
Commercial mortgage-backed                     11,060                    459                         (3)
Residential mortgage-backed                    97,562                  7,447                        (11)
Corporate                                   2,329,309                188,000                    (18,600)
                                        -------------            -----------                 ----------
       TOTAL FIXED MATURITY SECURITIES     $2,537,606               $199,770                   $(20,520)
                                        -------------            -----------                 ----------
EQUITY SECURITIES:
Common stocks                                     $92                    $87                       $ --
Non-redeemable preferred stocks               126,534                  8,850                     (6,795)
                                        -------------            -----------                 ----------
               TOTAL EQUITY SECURITIES       $126,626                 $8,937                    $(6,795)
                                        -------------            -----------                 ----------

                                                     DECEMBER 31, 2010

                                                                      OTTI IN
                                              FAIR VALUE              AOCI (1)
--------------------------------------  -------------------------------------------
FIXED MATURITY SECURITIES:
United States Government and
 government agencies and authorities                $7,300                $ --
States, municipalities and political
 subdivisions                                       55,071                  --
Foreign governments                                 36,989                  --
Asset-backed                                         2,273                  --
Commercial mortgage-backed                          11,516                  --
Residential mortgage-backed                        104,998                 633
Corporate                                        2,498,709               9,182
                                             -------------            --------
       TOTAL FIXED MATURITY SECURITIES          $2,716,856              $9,815
                                             -------------            --------
EQUITY SECURITIES:
Common stocks                                         $179                $ --
Non-redeemable preferred stocks                    128,589                  --
                                             -------------            --------
               TOTAL EQUITY SECURITIES            $128,768                $ --
                                             -------------            --------

                                                                DECEMBER 31, 2009
                                           COST OR                GROSS                   GROSS
                                          AMORTIZED            UNREALIZED               UNREALIZED
                                            COST                  GAINS                   LOSSES
----------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
United States Government and                   $2,888                 $124                    $ --
 government agencies and authorities
States, municipalities and political           58,962                1,194                  (1,762)
 subdivisions
Foreign governments                            34,969                1,984                  (1,825)
Asset-backed                                    3,782                   56                     (58)
Commercial mortgage-backed                     20,369                  121                    (168)
Residential mortgage-backed                   122,036                5,947                    (454)
Corporate                                   2,250,259              107,017                 (49,578)
                                        -------------          -----------              ----------
       TOTAL FIXED MATURITY SECURITIES     $2,493,265             $116,443                $(53,845)
                                        -------------          -----------              ----------
EQUITY SECURITIES:
Non-redeemable preferred stocks              $160,510               $9,699                $(12,216)
                                        -------------          -----------              ----------

                                                 DECEMBER 31, 2009

                                                                 OTTI
                                         FAIR VALUE          IN AOCI (1)
--------------------------------------  -----------------------------------
FIXED MATURITY SECURITIES:
United States Government and                   $3,012              $ --
 government agencies and authorities
States, municipalities and political           58,394                --
 subdivisions
Foreign governments                            35,128                --
Asset-backed                                    3,780                --
Commercial mortgage-backed                     20,322                --
Residential mortgage-backed                   127,529              (132)
Corporate                                   2,307,698             6,218
                                        -------------          --------
       TOTAL FIXED MATURITY SECURITIES     $2,555,863            $6,086
                                        -------------          --------
EQUITY SECURITIES:
Non-redeemable preferred stocks              $157,993              $ --
                                        -------------          --------

(1) Represents the amount of other-than-temporary impairment gains in AOCI, which, from April 1, 2009, were not included in earnings under the new OTTI guidance for debt securities.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2010 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             COST OR
                                            AMORTIZED        FAIR
                                              COST           VALUE
----------------------------------------------------------------------
Due in one year or less                         $95,904        $97,549
Due after one year through five years           289,089        306,193
Due after five years through ten years          529,404        560,518
Due after ten years                           1,512,407      1,633,809
                                          -------------  -------------
                                   TOTAL      2,426,804      2,598,069
Asset-backed                                      2,180          2,273
Commercial mortgage-backed                       11,060         11,516
Residential mortgage-backed                      97,562        104,998
                                          -------------  -------------
                                   TOTAL     $2,537,606     $2,716,856
                                          -------------  -------------

Major categories of net investment income were as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2010             2009             2008
--------------------------------------------------------------------------------
Fixed maturity securities        $160,844         $158,678         $165,334
Equity securities                   9,960           12,522           15,860
Commercial mortgage loans on
 real estate                       46,977           51,287           54,535
Policy loans                          788              830              806
Short-term investments                204            1,207            2,888
Other investments                   1,042              603            6,351
Cash and cash equivalents              16               95            1,208
                               ----------       ----------       ----------
      TOTAL INVESTMENT INCOME     219,831          225,222          246,982
Investment expenses                (7,356)          (8,497)          (8,531)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $212,475         $216,725         $238,451
                               ----------       ----------       ----------

No material investments of the Company were non-income producing for the years ended December 31, 2010, 2009, and 2008.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

                                                   FOR THE YEARS
                                                 ENDED DECEMBER 31,
                                       2010             2009             2008
--------------------------------------------------------------------------------
Proceeds from sales                   $368,551         $271,086         $548,341
Gross realized gains                    17,592           10,045           20,231
Gross realized losses                    2,326           20,503           44,001

For securities sold at a loss during 2010, the average period of time these securities were trading continuously at a price below book value was approximately 27 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

                                                YEARS ENDED
                                               DECEMBER 31,
                                  2010            2009             2008
--------------------------------------------------------------------------------
Net realized gains (losses)
 related to sales and other:
 Fixed maturity securities        $12,287           $(198)          $(5,350)
 Equity securities                  3,051          (9,647)          (16,153)
 Commercial mortgage loans on
  real estate                      (3,882)         (4,100)             (234)
 Other investments                      2              20                --
 Collateral held under
  securities lending                   --              --            (4,884)
                                ---------       ---------       -----------
      TOTAL NET REALIZED GAINS
     (LOSSES) RELATED TO SALES     11,458         (13,925)          (26,621)
                                ---------       ---------       -----------
Net realized losses related to
 other-than-temporary
 impairments:
 Fixed maturity securities         (4,045)         (6,990)          (57,271)
 Equity securities                   (230)         (4,597)          (51,804)
                                ---------       ---------       -----------
     TOTAL NET REALIZED LOSSES
                    RELATED TO
          OTHER-THAN-TEMPORARY
                   IMPAIRMENTS     (4,275)        (11,587)         (109,075)
                                ---------       ---------       -----------
      TOTAL NET REALIZED GAINS
                      (LOSSES)     $7,183        $(25,512)        $(135,696)
                                ---------       ---------       -----------

OTHER-THAN-TEMPORARY IMPAIRMENTS

Adoption of the OTTI Guidance

On April 1, 2009, the Company adopted the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Prior to April 1, 2009, the Company was required to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in market values were other-than-temporary, the cost of the securities was written down to market value and the reduction in value was reflected as a realized loss in the statement of operations. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (E.G., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI were recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The OTTI guidance required that the Company record, as of April 1, 2009, the date of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. For purposes of calculating the cumulative effect adjustment, the Company reviewed OTTI it had recorded through realized losses on securities held at March 31, 2009, which were $64,705, and estimated the portion related to credit losses (I.E., where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security) and the portion related to all other factors. The Company determined that $36,462 of the OTTI previously recorded related to specific credit losses and $28,243 related to all other factors. Under the OTTI guidance, the Company increased the amortized cost basis of these debt securities by $25,268 and recorded a cumulative effect adjustment, net of tax, in its shareholder's equity section. The cumulative effect adjustment had no effect on total shareholder's equity as it increased retained earnings and reduced accumulated other comprehensive income.

For the twelve months ended December 31, 2010 and 2009, the Company recorded $4,263 and $11,330, respectively, of OTTI, of which $4,275 and $11,587 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amount of $(12) and $(257), respectively, related to all other factors and recorded as an unrealized gain component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2010
--------------------------------------------------------------------------------
Balance, beginning of year                                          $29,247
 Additions for credit loss impairments recognized in the
  current period on securities not previously impaired                1,045
 Additions for credit loss impairments recognized in the
  current period on securities previously impaired                      251
 Reductions for securities which the amount previously
  recognized in other comprehensive income was recognized
  in earnings because the entity intends to sell the
  security                                                              (75)
 Reductions for increases in cash flows expected to be
  collected that are recognized over the remaining life of
  the security                                                         (201)
 Reductions for credit loss impairments previously
  recognized on securities which matured, paid down,
  prepaid or were sold during the period                               (945)
                                                                  ---------
                                       BALANCE, END OF YEAR         $29,322
                                                                  ---------

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2009
--------------------------------------------------------------------------------
Balance, beginning of year                                              $ --
 Credit losses remaining in retained earnings related to
  the adoption of OTTI guidance effective April 1, 2009               36,462
 Additions for credit loss impairments recognized in the
  current period on securities not previously impaired                   681
 Additions for credit loss impairments recognized in the
  current period on securities previously impaired                       680
 Reductions for increases in cash flows expected to be
  collected that are recognized over the remaining life of
  the security                                                          (275)
 Reductions for credit loss impairments previously
  recognized on securities which matured, paid down,
  prepaid or were sold during the period                              (8,301)
                                                                 -----------
                                       BALANCE, END OF YEAR          $29,247
                                                                 -----------

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2010 and 2009 were as follows:

                                                                      DECEMBER 31, 2010
                                                LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                                           FAIR              UNREALIZED              FAIR              UNREALIZED
                                          VALUE                LOSSES               VALUE                LOSSES
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and authorities       $4,994                 $(6)                 $ --                 $ --
 States, municipalities and political
  subdivisions                              24,237                (711)                6,865                 (649)
 Foreign governments                         3,575                  (1)                6,528                 (539)
 Commercial mortgage-backed                  1,188                  (3)                   --                   --
 Residential mortgage-backed                   163                 (10)                   18                   (1)
 Corporate                                 267,446              (8,452)              121,553              (10,148)
                                        ----------            --------            ----------            ---------
       TOTAL FIXED MATURITY SECURITIES    $301,603             $(9,183)             $134,964             $(11,337)
                                        ----------            --------            ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks           $16,230               $(649)              $50,814              $(6,146)
                                        ----------            --------            ----------            ---------

                                                    DECEMBER 31, 2010
                                                            TOTAL
                                                FAIR              UNREALIZED
                                               VALUE                LOSSES
--------------------------------------  -----------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and authorities            $4,994                  $(6)
 States, municipalities and political
  subdivisions                                   31,102               (1,360)
 Foreign governments                             10,103                 (540)
 Commercial mortgage-backed                       1,188                   (3)
 Residential mortgage-backed                        181                  (11)
 Corporate                                      388,999              (18,600)
                                             ----------            ---------
       TOTAL FIXED MATURITY SECURITIES         $436,567             $(20,520)
                                             ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                $67,044              $(6,795)
                                             ----------            ---------

                                                                      DECEMBER 31, 2009
                                                LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                                           FAIR              UNREALIZED              FAIR              UNREALIZED
                                          VALUE                LOSSES               VALUE                LOSSES
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                              $8,053               $(347)              $13,143              $(1,415)
 Foreign governments                           653                 (28)               12,874               (1,797)
 Asset-backed                                1,499                 (21)                1,005                  (37)
 Commercial mortgage-backed                 10,342                 (64)                1,070                 (104)
 Residential mortgage-backed                 2,284                (289)                1,184                 (165)
 Corporate                                 249,368              (8,761)              389,551              (40,817)
                                        ----------            --------            ----------            ---------
       TOTAL FIXED MATURITY SECURITIES    $272,199             $(9,510)             $418,827             $(44,335)
                                        ----------            --------            ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks              $505                $(39)              $83,260             $(12,177)
                                        ----------            --------            ----------            ---------

                                                    DECEMBER 31, 2009
                                                            TOTAL
                                                FAIR              UNREALIZED
                                               VALUE                LOSSES
--------------------------------------  -----------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                                  $21,196              $(1,762)
 Foreign governments                             13,527               (1,825)
 Asset-backed                                     2,504                  (58)
 Commercial mortgage-backed                      11,412                 (168)
 Residential mortgage-backed                      3,468                 (454)
 Corporate                                      638,919              (49,578)
                                             ----------            ---------
       TOTAL FIXED MATURITY SECURITIES         $691,026             $(53,845)
                                             ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                $83,765             $(12,216)
                                             ----------            ---------

Total gross unrealized losses represent less than 6% and 9% of the aggregate fair value of the related securities at December 31, 2010 and 2009, respectively. Approximately 36% and 14% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2010 and 2009, respectively. The total gross unrealized losses are comprised of 234 and 328 individual securities at December 31, 2010 and 2009, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2010 and 2009. These conclusions are based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2010, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the financial, industrial and consumer cyclical industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $15,117, or 86%, of the total. The gross unrealized losses are primarily attributable to widening credit spreads. As of December 31, 2010, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2010, by contractual maturity, is shown below:

                                                     COST OR
                                                 AMORTIZED COST      FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                 $1,505            $1,502
Due after one year through five years                   28,599            27,840
Due after five years through ten years                 126,274           120,894
Due after ten years                                    299,326           284,962
                                                   -----------       -----------
                                       TOTAL           455,704           435,198
Commercial mortgage-backed                               1,191             1,188
Residential mortgage-backed                                192               181
                                                   -----------       -----------
                                       TOTAL          $457,087          $436,567
                                                   -----------       -----------

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2010, approximately 4.4% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.2% of the total fixed income portfolio and 0.4% of the total unrealized gain position. Of the securities with sub-prime exposure, approximately 45% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. and Canada. At December 31, 2010, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $38 to $12,519 at December 31, 2010 and from $54 to $13,926 at December 31, 2009.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio of one. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter. The following summarizes our loan-to-value and average debt-service coverage ratios:

                                                                 % OF             DEBT-
                                                                GROSS            SERVICE
                                           CARRYING            MORTGAGE         COVERAGE
LOAN-TO-VALUE                               VALUE               LOANS             RATIO
--------------------------------------------------------------------------------------------
70% and less                                $495,406              69.4%            2.06
71 -- 80%                                    102,409              14.3%            1.41
81 -- 95%                                     72,348              10.1%            1.21
Greater than 95%                              44,582               6.2%            0.91
                                          ----------            ------            -----
Gross commercial mortgage loans              714,745             100.0%            1.81
                                          ----------            ------            -----
Less valuation allowance                     (12,434)
                                          ----------
           NET COMMERCIAL MORTGAGE LOANS    $702,311
                                          ----------

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $12,434 and $8,552 at December 31, 2010 and 2009, respectively. The increase in the commercial mortgage loan valuation allowance for the years ended December 31, 2010 and 2009 is due to the current year provision of $3,882 and $5,300 respectively. The provision increases were mainly due to one individually impaired commercial mortgage loan with a loan valuation allowance of $7,732 and $2,212, and a net loan value of $0 and $5,520 at December 31, 2010 and December 31, 2009, respectively.

At December 31, 2010, the Company had mortgage loan commitments outstanding of approximately $11,770 and is committed to fund additional capital contributions of $705 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturities of $6,562 and $7,378 at December 31, 2010 and 2009, respectively, on deposit with various governmental authorities as required by law.

SECURITIES LENDING

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2010 and 2009, our collateral held under securities lending, of which its use is unrestricted, was $57,039 and $106,896, respectively, while our liability to the borrower for collateral received was $57,467 and $108,186, respectively. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI. All securities with unrealized losses have been in a continuous loss position for twelve months or longer as of December 31, 2010 and December 31, 2009. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.

4. FAIR VALUE DISCLOSURES

FAIR VALUES, INPUTS AND VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND LIABILITIES DISCLOSURES

The fair value measurements and disclosures guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and December 31, 2009. The amounts presented below for Collateral held under securities lending, Cash equivalents, Other assets, Assets held in separate accounts and liabilities related to separate accounts differ from the amounts presented in the consolidated balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets held in separate accounts are received directly from third parties.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2010 and 2009.

                                                                                 DECEMBER 31, 2010
                                                           Total              Level 1             Level 2           Level 3
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government agencies and
  authorities                                                 $7,300                $ --              $7,300            $ --
 States, municipalities and political subdivisions            55,071                  --              55,071              --
 Foreign governments                                          36,989                  --              36,452             537
 Asset-backed                                                  2,273                  --               2,273              --
 Commercial mortgage-backed                                   11,516                  --              10,976             540
 Residential mortgage-backed                                 104,998                  --             104,998              --
 Corporate                                                 2,498,709                  --           2,471,691          27,018
Equity securities:
 Common stocks                                                   179                 179                  --              --
 Non-redeemable preferred stocks                             128,589                  --             128,494              95
Short-term investments                                        53,246              53,246(b)               --              --
Collateral held under securities lending                      32,039              21,189(b)           10,850(c)           --
Cash equivalents                                              12,886              12,886(b)               --              --
Other assets                                                   8,079                  --                  --           8,079(d)
Assets held in separate accounts                           1,763,690           1,672,405(a)           91,285(c)           --
                                                       -------------       -------------       -------------       ---------
                               TOTAL FINANCIAL ASSETS     $4,715,564          $1,759,905          $2,919,390         $36,269
                                                       -------------       -------------       -------------       ---------
FINANCIAL LIABILITIES
Liabilities related to separate accounts                  $1,763,690          $1,672,405(a)          $91,285(c)         $ --
                                                       -------------       -------------       -------------       ---------

                                                                                 DECEMBER 31, 2009
                                                           Total              Level 1             Level 2           Level 3
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government agencies and
  authorities                                                 $3,012                $ --              $3,012            $ --
 States, municipalities and political subdivisions            58,394                  --              58,394              --
 Foreign governments                                          35,128                  --              34,613             515
 Asset-backed                                                  3,780                  --               3,780              --
 Commercial mortgage-backed                                   20,322                  --              18,130           2,192
 Residential mortgage-backed                                 127,529                  --             127,529              --
 Corporate                                                 2,307,698                  --           2,275,987          31,711
Non-redeemable preferred stocks                              157,993                  --             154,774           3,219
Short-term investments                                        70,367              65,875(b)            4,492              --
Collateral held under securities lending                      66,896              27,833(b)           39,063(c)           --
Cash equivalents                                              32,491              32,491(b)               --              --
Other assets                                                  10,406                  --                  --          10,406(d)
Assets held in separate accounts                           1,738,969           1,653,588(a)           85,381(c)           --
                                                       -------------       -------------       -------------       ---------
                               TOTAL FINANCIAL ASSETS     $4,632,985          $1,779,787          $2,805,155         $48,043
                                                       -------------       -------------       -------------       ---------
FINANCIAL LIABILITIES
Liabilities related to separate accounts                  $1,738,969          $1,653,588(a)          $85,381(c)         $ --
                                                       -------------       -------------       -------------       ---------

(a)  Mainly includes mutual funds.

(b) Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

(d) Mainly includes the Consumer Price Index Cap Derivatives ("CPI Caps").

There were no significant transfers between Level 1 and Level 2 financial assets during the period. However, there were transfers between Level 2 and Level 3 financial assets during the period, which are reflected in the "Net transfers" line below. Transfers between Level 2 and Level 3 most commonly occur when market observable inputs that were previously available become unavailable in the current period. The remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources.

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2010 and 2009:

                                                                                              EQUITY
                                                                                            SECURITIES
                                                      YEAR ENDED DECEMBER 31, 2010             NON-
                  TOTAL                      FIXED MATURITYASECURITIES                      REDEEMABLE
                 LEVEL 3         FOREIGN           MORTGAGE-                                 PREFERRED          OTHER
                  ASSETS       GOVERNMENTS           BACKED             CORPORATE             STOCKS            ASSETS
---------------------------------------------------------------------------------------------------------------------------
Balance,
 beginning of
 period           $48,043          $515              $2,192              $31,711               $3,219           $10,406
Total (losses)
 gains
 (realized/unrealized)
 included in
 earnings          (1,537)           --                   9                 (816)               1,597            (2,327)
Net unrealized
 gains (losses)
 included in
 Stockholder's
 equity             1,377            22                 129                2,461               (1,235)               --
Purchases           2,300            --                  --                2,300                   --                --
Sales             (17,047)           --                (568)             (13,017)              (3,462)
Net transfers
 (1)                3,133            --              (1,222)               4,379                  (24)               --
                 --------          ----              ------              -------              -------          --------
BALANCE, END OF
         PERIOD   $36,269          $537                $540              $27,018                  $95            $8,079
                 --------          ----              ------              -------              -------          --------

                                                                                                  EQUITY
                                                                                                SECURITIES
                                                        YEAR ENDED DECEMBER 31, 2009               NON-
                  TOTAL                        FIXED MATURITYISECURITIES                        REDEEMABLE
                 LEVEL 3           FOREIGN            MORTGAGE-                                  PREFERRED          OTHER
                  ASSETS         GOVERNMENTS            BACKED             CORPORATE              STOCKS            ASSETS
---------------------------------------------------------------------------------------------------------------------------
Balance,
 beginning of
 period           $43,352           $6,328              $1,924               $25,635               $4,644            $4,821
Total gains
 (losses)
 (realized/unrealized)
 included in
 earnings           5,039              147                  24                  (717)                  --             5,585
Net unrealized
 gains (losses)
 included in
 Stockholder's
 equity             4,079           (1,335)                308                 4,748                  358                --
Purchases          11,812               --                  --                11,812                   --                --
Sales                (996)              --                 (64)                 (932)
Net transfers
 (1)              (15,243)          (4,625)                 --                (8,835)              (1,783)               --
                 --------          -------              ------              --------              -------          --------
BALANCE, END OF
         PERIOD   $48,043             $515              $2,192               $31,711               $3,219           $10,406
                 --------          -------              ------              --------              -------          --------

(1) Net transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds and money market funds). Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the classes of financial assets and liabilities included in the above hierarchy, excluding the CPI Caps and certain privately placed corporate bonds, the market valuation technique is generally used. For certain privately placed corporate bonds and the CPI Caps, the income valuation technique is generally used. For the years ended December 31, 2010 and 2009, the application of the valuation technique applied to the Company's classes of financial assets and liabilities has been consistent.

Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance, defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs ("standard inputs"), listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. To price municipal bonds, the pricing service uses material event notices and new issue data inputs in addition to the standard inputs. To price residential and commercial mortgage-backed securities and asset-backed securities, the pricing service uses vendor trading platform data, monthly payment information and collateral performance inputs in addition to the standard inputs. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable to the pricing service, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities. The Company could not corroborate the non-binding broker quotes with Level 2 inputs.

A non-pricing service source prices certain privately placed corporate bonds using a model with observable inputs including, but not limited to, the credit rating, credit spreads, sector add-ons, and issuer specific add-ons. A non-pricing service source prices our CPI Caps using a model with inputs including, but not limited to, the time to expiration, the notional amount, the strike price, the forward rate, implied volatility and the discount rate.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

-   There are few recent transactions,

-   Little information is released publicly,

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

DISCLOSURES FOR NON-FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include commercial mortgage loans, goodwill and finite-lived intangible assets.

The Company carries a loan valuation allowance of $7,732 and $2,212 as of December 31, 2010 and 2009, respectively, on one individually impaired commercial mortgage loan with a principal balance of $7,732 for both periods. Due to the continued decline in the regional commercial real estate market, the value of the loan was determined to be zero at December 31, 2010. The fair value measurement was classified as Level 3 (unobservable) inputs in the fair value hierarchy.

In accordance with the goodwill guidance, since the carrying amount of the Company was greater than its estimated fair value as determined in Step 1 of the impairment test, the Company was required to measure the fair value of goodwill of the Company in Step 2 of the impairment test. Goodwill of the Company with a carrying amount of $81,573 was written down to its implied fair value of $17,285, resulting in impairment charges of $64,288, which were included in earnings for the periods. See Note 13 for further information.

To estimate the fair value, the Company utilized both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2010 earnings and price to estimated 2011 earnings which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value was more heavily weighted towards the income approach because in the current economic environment the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. This fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

The following tables present the Company's fair value hierarchy for goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded, and the related impairment charge as of December 31, 2010 and 2009:

                                                                                     ASSETS AT FAIR VALUE
                                                                                      NON-RECURRING BASIS
                                                                 LEVEL 1              LEVEL 2            LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
At December 31, 2010
Goodwill                                                           $ --                 $ --              $17,285         $17,285
                                                                   ----                 ----            ---------       ---------

                                                                                     ASSETS AT FAIR VALUE
                                                                                      NON-RECURRING BASIS
                                                                 LEVEL 1              LEVEL 2            LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
At December 31, 2009
Goodwill                                                           $ --                 $ --              $81,573         $81,573
                                                                   ----                 ----            ---------       ---------

The following table presents the related impairment charge as of December 31, 2010 and 2009:

                                                          IMPAIRMENT CHARGES
                                                          TWELVE MONTHS ENDED
                                                             DECEMBER 31,
                                                         2010            2009
--------------------------------------------------------------------------------
Goodwill                                                 $64,288         $75,244
                                                       ---------       ---------

FAIR VALUE OF FINANCIAL INSTRUMENTS DISCLOSURES

The financial instruments guidance requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance (such as real estate joint ventures).

For the financial instruments included within the following financial assets and financial liabilities, the carrying value in the consolidated balance sheets equals or approximates fair value. Please refer to the FAIR VALUE INPUTS AND VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND LIABILITIES DISCLOSURE section above for more information on the financial instruments included within the following financial assets and financial liabilities and the methods and assumptions used to estimate fair value:

-   Cash and cash equivalents

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

-   Other investments

-   Other assets

-   Assets held in separate accounts

-   Collateral held under securities lending

-   Liabilities related to separate accounts

In estimating the fair value of the financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets, the Company used the following methods and assumptions:

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying value of policy loans reported in the balance sheets approximates fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

OBLIGATIONS UNDER SECURITIES LENDING: the obligations under securities lending are reported at the amount received from the selected broker/dealers.

The following table discloses the carrying value and fair value of our financial instruments that are not recognized or are not carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009.

                                                               DECEMBER 31, 2010                      DECEMBER 31, 2009
                                                      CARRYING                               CARRYING
                                                       VALUE               FAIR VALUE         VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Commercial mortgage loans on real estate               $702,311              $745,277         $772,912              $782,922
Policy loans                                             13,241                13,241           13,981                13,981
FINANCIAL LIABILITIES
Policy reserves under investment products
 (Individual and group annuities, subject
  to discretionary withdrawal)                         $251,200              $254,324         $262,990              $245,356
Obligations under securities lending                     57,467                57,467          108,186               108,186

The fair value of the Company's liabilities for insurance contracts, other than investment-type contracts, are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant Inc. Information about the Company's current and deferred tax expense (benefit) follows:

                                          YEARS ENDED DECEMBER 31,
                                    2010            2009            2008
--------------------------------------------------------------------------------
Current expense:
 Federal and state                  $27,586         $28,000         $37,814
Deferred expense (benefit):
 Federal and state                    5,297            (873)        (26,947)
                                  ---------       ---------       ---------
        TOTAL INCOME TAX EXPENSE    $32,883         $27,127         $10,867
                                  ---------       ---------       ---------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                DECEMBER 31,
                                 2010                   2009          2008
--------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE:               35.0%              35.0%        35.0%
 RECONCILING ITEMS:
  Goodwill impairment*                 48.3              662.5           --
  Change in liability for prior
   years' taxes                        (5.3)              46.0          6.0
  Permanent nondeductible
   expenses                             0.8               10.9          2.2
  Dividends-received deduction         (6.4)             (57.1)       (21.4)
  Tax exempt interest                  (0.3)              (4.3)        (0.9)
  Change in valuation allowance         0.2                 --         36.3
  Other                                (1.8)             (10.6)         0.8
                                      -----            -------       ------
 EFFECTIVE INCOME TAX RATE             70.5%             682.4%        58.0%
                                      -----            -------       ------

*   See Note 13 for more information on goodwill impairment.

The 2010 decrease in the deduction for dividends received is due mainly to the increase in pre-tax income. The 2009 increase in the deduction for dividends received was due mainly to the decrease in pre-tax income, partially offset by a decrease in the Company's eligible dividends.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2010, 2009, and 2008, is as follows:

                                    2010            2009            2008
--------------------------------------------------------------------------------
Balance at beginning of year        $(5,044)        $(4,723)        $(7,271)
Additions for tax positions
 related to the current year             (1)           (536)           (733)
Reductions for tax positions
 related to the current year            319           7,838           3,717
Additions for tax positions
 related to prior years                  --          (8,039)           (467)
Reductions for tax positions
 related to prior years               2,528             416              31
Settlements                              29              --              --
                                  ---------       ---------       ---------
          BALANCE AT END OF YEAR    $(2,169)        $(5,044)        $(4,723)
                                  ---------       ---------       ---------

Of the total unrecognized tax benefit, $2,900, $6,064 and $5,260, for 2010, 2009 and 2008, respectively, which includes interest, if recognized, would impact the Company's consolidated effective tax rate. The liability for unrecognized tax benefits is included in the Company's tax payable on its balance sheet.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2010, 2009 and 2008, the Company recognized $130 of interest income, and $464 and $372 of interest expense, respectively, related to income tax matters. The Company had $1,075 and $2,099 of interest accrued at December 31, 2010 and 2009, respectively. No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for the years through 2005.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                       DECEMBER 31,
                                                   2010             2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
Deferred gains on reinsurance                      $35,076          $33,957
Investments, net                                    27,333           25,535
Capital loss carryforwards                          19,452           24,034
Deferred acquisition costs                          18,096           19,293
Compensation related                                   785            1,182
Accrued liabilities                                     --            1,735
Employee and post-retirement benefits                  580               --
                                                ----------       ----------
                      TOTAL DEFERRED TAX ASSET     101,322          105,736
Less: valuation allowance                          (10,523)         (10,415)
                                                ----------       ----------
 DEFERRED TAX ASSET NET OF VALUATION ALLOWANCE      90,799           95,321
                                                ----------       ----------
DEFERRED TAX LIABILITIES:
Net unrealized appreciation on securities           63,338           20,588
Policyholder and separate account reserves           7,020            5,238
Accrued liabilities                                    895               --
Employee and post-retirement benefits                   --              361
Other                                               11,431           12,565
                                                ----------       ----------
                  TOTAL DEFERRED TAX LIABILITY      82,684           38,752
                                                ----------       ----------
                 NET DEFERRED INCOME TAX ASSET      $8,115          $56,569
                                                ----------       ----------

The Company's total valuation allowance against deferred tax assets increased $108 to $10,523 at December 31, 2010 from $10,415 at December 31, 2009. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. A cumulative valuation allowance of $10,523 has been recorded because it is management's assessment that it is more likely than not that only $90,799 of deferred tax assets will be realized. The total valuation allowance of $10,523 relates to the deferred tax asset on capital losses.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2010, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2010, the Company had a capital loss carryover of $55,578 for U.S. federal income tax purposes which was generated in 2008 and 2009. The 2008 capital loss carryover of $26,347 will expire, if not utilized, in 2013, and the 2009 capital loss carryover of $29,231 will expire, if not utilized, in 2014.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                        DECEMBER 31,
                                                    2010            2009
--------------------------------------------------------------------------------
Insurance premiums receivable                       $57,451         $64,906
Other receivables                                    18,423          19,421
Allowance for uncollectible amounts                  (4,671)         (4,811)
                                                  ---------       ---------
                                           TOTAL    $71,203         $79,516
                                                  ---------       ---------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2010 and 2009. All the outstanding shares at December 31, 2010 are owned by the Parent (see Note 1). The Company paid dividends of $58,000 and $20,000 at December 31, 2010 and 2009, respectively. No dividends were paid during 2008.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $15,000 in each of the years ending December 31, 2009 and 2008.

In 2008, based on operating lines of business, management determined that the Company was over capitalized. As a result, with the approval of the Iowa Insurance Division, on June 27, 2008, the Company returned $100,000 of contributed capital to its Parent company, Interfinancial Inc.

8. STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                          YEARS ENDED AND AT DECEMBER 31,
                                       2010             2009             2008
--------------------------------------------------------------------------------
Statutory net income                   $81,041          $59,863  (1)      $1,754
                                    ----------       ----------  ---  ----------
Statutory capital and surplus         $449,615         $418,397         $350,383
                                    ----------       ----------       ----------

(1) The $1,754 net income in 2008 includes realized capital losses on investments of $135,094 due to other-than-temporary impairments in our investment portfolio of $108,913.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $58,000 and $20,000 during the years ended December 31, 2010 and 2009, respectively. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurer's surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. No extraordinary dividends were declared and paid in 2010 and 2009. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to $83,059 to its Parent in 2011 without permission from Kansas regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                        2010           2009
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expenses        $1,574,843     $1,300,352
Ceded unearned premium                                     20,043         18,942
Ceded claims and benefits payable                         146,822        105,900
Ceded paid losses                                           2,980          9,211
                                                    -------------  -------------
                                             TOTAL     $1,744,688     $1,434,405
                                                    -------------  -------------

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2010 grouped by A.M. Best rating:

                                     CEDED FUTURE
                                     POLICYHOLDER                                CEDED CLAIMS
BEST RATINGS OF                      BENEFITS AND          CEDED UNEARNED        AND BENEFITS         CEDED PAID
REINSURER                               EXPENSE               PREMIUMS              PAYABLE             LOSSES           TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A++ or A+                                $860,423              $19,805              $137,780               $205        $1,018,213
A or A-                                   674,190                   61                 6,858                272           681,381
B++ or B+                                  39,378                  176                   124                 --            39,678
Not Rated                                     852                    1                 2,060              2,503             5,416
                                      -----------             --------             ---------            -------       -----------
        REINSURANCE RECOVERABLE        $1,574,843              $20,043              $146,822             $2,980        $1,744,688
                                      -----------             --------             ---------            -------       -----------

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best recently placed a negative outlook on the financial strength ratings of John Hancock and a stable outlook on the financial strength ratings for The Hartford. The total amount of recoverable for these two reinsurers is $1,640,464 as of December 31, 2010. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                             YEARS ENDED DECEMBER 31,
                                                    2010
                                   LONG            SHORT
                                 DURATION         DURATION          TOTAL
---------------------------------------------------------------------------------
Direct earned Premiums and
 other considerations             $228,876         $853,599       $1,082,475
 Premiums assumed                    7,159          218,074          225,233
 Premiums ceded                   (179,703)         (11,758)        (191,461)
                                 ---------       ----------       ----------
  NET EARNED PREMIUMS AND OTHER
                 CONSIDERATIONS    $56,332       $1,059,915       $1,116,247
                                 ---------       ----------       ----------
Direct policyholder Benefits      $721,532         $557,884       $1,279,416
 Policyholder Benefits assumed      22,476          198,254          220,730
 Policyholder Benefits ceded      (656,716)          (5,375)        (662,091)
                                 ---------       ----------       ----------
      NET POLICYHOLDER BENEFITS    $87,292         $750,763         $838,055
                                 ---------       ----------       ----------

                                             YEARS ENDED DECEMBER 31,
                                                    2009
                                   LONG            SHORT
                                 DURATION         DURATION          TOTAL
-------------------------------  ------------------------------------------------
Direct earned Premiums and
 other considerations             $248,457         $909,099       $1,157,556
 Premiums assumed                    8,419          128,425          136,844
 Premiums ceded                   (190,555)         (11,333)        (201,888)
                                 ---------       ----------       ----------
  NET EARNED PREMIUMS AND OTHER
                 CONSIDERATIONS    $66,321       $1,026,191       $1,092,512
                                 ---------       ----------       ----------
Direct policyholder Benefits      $492,058         $644,290       $1,136,348
 Policyholder Benefits assumed      28,667          114,577          143,244
 Policyholder Benefits ceded      (424,066)          (5,995)        (430,061)
                                 ---------       ----------       ----------
      NET POLICYHOLDER BENEFITS    $96,659         $752,872         $849,531
                                 ---------       ----------       ----------

                                          YEARS ENDED DECEMBER 31,
                                                    2008
                                   LONG            SHORT
                                 DURATION         DURATION          TOTAL
-------------------------------  ------------------------------------------------
Direct earned Premiums and
 other considerations             $270,883         $980,899       $1,251,782
 Premiums assumed                    9,599          127,656          137,255
 Premiums ceded                   (204,503)         (10,744)        (215,247)
                                 ---------       ----------       ----------
  NET EARNED PREMIUMS AND OTHER
                 CONSIDERATIONS    $75,979       $1,097,811       $1,173,790
                                 ---------       ----------       ----------
Direct policyholder Benefits      $614,911         $658,421       $1,273,332
 Policyholder Benefits assumed      33,913          117,260          151,173
 Policyholder Benefits ceded      (531,732)          (3,275)        (535,007)
                                 ---------       ----------       ----------
      NET POLICYHOLDER BENEFITS   $117,092         $772,406         $889,498
                                 ---------       ----------       ----------

The Company had $968,020 and $843,194, respectively, of invested assets held in trusts or by custodians as of December 31, 2010 and 2009, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions and client risk.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought Life Insurance Company whereby the Company agreed to discontinue writing new Preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by Service Corporation International for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $628,256 and $648,919 as of December 31, 2010 and 2009, respectively. The reinsurance recoverable from John Hancock was $1,012,208 and $669,407 as of December 31, 2010 and 2009, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2010, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any such reinsurers' obligations.

On April 1, 2008, the Company and United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the"Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.

10. RESERVES
The following table provides reserve information of our major product lines at the dates shown:

                                                               DECEMBER 31, 2010       CLAIMS AND BENEFITS
                                                                                             PAYABLE
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVES        RESERVES
--------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed funeral life insurance
  policies and investment-type
  annuity contracts                   $1,119,089                    $842                $3,276          $1,641
 Life insurance no longer
  offered                                280,295                     601                   954              33
 FFG, LTC and other disposed
  businesses                           1,476,481                  19,821                 8,795         127,917
 All other                                 5,661                     323                18,339           5,073
SHORT DURATION CONTRACTS:
 Group term life                              --                   4,404               196,246          34,997
 Group disability                             --                   2,288             1,167,538         147,389
 Medical                                      --                   1,713                 1,704           6,611
 Dental                                       --                   3,868                 2,016          17,020
 Credit life and disability                   --                       2                    --           1,590
 All other                                    --                       9                   111              --
                                      ----------                 -------            ----------       ---------
                          TOTAL       $2,881,526                 $33,871            $1,398,979        $342,271
                                      ----------                 -------            ----------       ---------

                                                               DECEMBER 31, 2009       CLAIMS AND BENEFITS
                                                                                             PAYABLE
                                        FUTURE                                                       INCURRED
                                        POLICY                                                        BUT NOT
                                     BENEFITS AND               UNEARNED               CASE          REPORTED
                                       EXPENSES                 PREMIUMS             RESERVE         RESERVES
-------------------------------  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed funeral life insurance
  policies and investment-type
  annuity contracts                   $1,185,901                  $1,105                $3,737          $1,192
 Life insurance no longer
  offered                                287,590                     627                 1,036              33
 FFG, LTC and other disposed
  businesses                           1,196,373                  19,056                 6,851          89,323
 All other                                 5,205                     335                20,573           6,303
SHORT DURATION CONTRACTS:
 Group term life                              --                   3,501               204,069          35,731
 Group disability                             --                   6,716             1,209,968         137,402
 Medical                                      --                   2,582                 3,245           7,603
 Dental                                       --                   3,769                 4,722          18,297
 Credit life and disability                   --                       1                    --           1,416
 All other                                    --                      --                    --              --
                                      ----------                 -------            ----------       ---------
                          TOTAL       $2,675,069                 $37,692            $1,454,201        $297,300
                                      ----------                 -------            ----------       ---------

The following table provides a roll forward of the Company's product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                                GROUP
                                                 TERM             GROUP
                                                 LIFE           DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF DECEMBER 31, 2007, GROSS OF
 REINSURANCE                                    $262,141          1,449,143
                                              ----------       ------------
Less: Reinsurance ceded and other (1)               (955)           (34,237)
                                              ----------       ------------
Balance as of January 1, 2008, net of
 reinsurance                                     261,186          1,414,906
Incurred losses related to:
 Current year                                    158,899            317,328
 Prior year's interest                             8,358             62,678
 Prior year (s)                                  (54,593)           (85,403)
                                              ----------       ------------
                       TOTAL INCURRED LOSSES     112,664            294,603
Paid losses related to:
 Current year                                    104,535             77,684
 Prior year (s)                                   32,204            268,345
                                              ----------       ------------
                           TOTAL PAID LOSSES     136,739            346,029
Balance as of December 31, 2008, net of
 reinsurance                                     237,111          1,363,480
Plus: Reinsurance ceded and other (1)              1,234             31,647
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2008, GROSS OF
 REINSURANCE                                     238,345          1,395,127
                                              ----------       ------------
Less: Reinsurance ceded and other (1)             (1,234)           (31,647)
                                              ----------       ------------
Balance as of January 1, 2009, net of
 reinsurance                                     237,111          1,363,480
Incurred losses related to:
 Current year                                    138,168            300,046
 Prior year's interest                             8,299             60,625
 Prior year (s)                                  (22,243)           (75,016)
                                              ----------       ------------
                       TOTAL INCURRED LOSSES     124,224            285,655
Paid losses related to:
 Current year                                     83,520             69,424
 Prior year (s)                                   39,399            264,809
                                              ----------       ------------
                           TOTAL PAID LOSSES     122,919            334,233
Balance as of December 31, 2009, net of
 reinsurance                                     238,416          1,314,902
Plus: Reinsurance ceded and other (1)              1,384             32,468
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2009 GROSS OF
 REINSURANCE                                     239,800          1,347,370
                                              ----------       ------------
Less: Reinsurance ceded and other (1)             (1,384)           (32,468)
                                              ----------       ------------
Balance as of January 1, 2010, net of
 reinsurance                                     238,416          1,314,902
Incurred losses related to:
 Current year                                    131,507            341,152
 Prior year's interest                             8,017             57,312
 Prior year (s)                                  (24,063)           (79,457)
                                              ----------       ------------
                       TOTAL INCURRED LOSSES     115,461            319,007
Paid losses related to:
 Current year                                     81,187             66,432
 Prior year (s)                                   44,158            286,271
                                              ----------       ------------
                           TOTAL PAID LOSSES     125,345            352,703
Balance as of December 31, 2010, net of
 reinsurance                                     228,532          1,281,206
Plus: Reinsurance ceded and other (1)              2,711             33,721
                                              ----------       ------------
BALANCE AS OF DECEMBER 31, 2010 GROSS OF
 REINSURANCE                                    $231,243         $1,314,927
                                              ----------       ------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and patterns, benefits changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's products are short duration contracts that include short and long term disability coverage. Case and IBNR reserves for long-term disability have been discounted at 5.25% in 2010. The December 31, 2010 and 2009 liabilities net of reinsurance include $1,252,814 and $1,288,589, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2010 and 2009 are $439,537 and $451,267 respectively.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of Preneed life insurance policies and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

PRENEED BUSINESS

Interest and discount rates for Preneed life insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2009 and 2010 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2010 and 2009.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2010 and 2009 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2010 and 2009.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on Preneed life insurance policies ranged from 1.0% to 7.0% in 2010 and 2009. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2010 and 2009 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2010 and 2009. Withdrawal charges, if any, can range from 0% to 7% and grade to zero over a period of seven years.

FFG AND LTC

The reserves for business previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See
Note 9 for further information.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company amounted to $6,056, $6,349 and $5,327 for 2010, 2009 and 2008,
respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $5,005, $6,206 and $5,927 for 2010, 2009 and 2008, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Heath care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,500 and $1,152 in 2009 and 2008, respectively, as claims were incurred. No contributions were made during 2010. During 2010, 2009 and 2008 the Company incurred expenses related to retirement benefits of $1,132, $981 and $1,284, respectively.

12. DEFERRED ACQUISITION COSTS

Information about deferred policy acquisition costs is as follows:

                                                        DECEMBER 31,
                                            2010            2009            2008
----------------------------------------------------------------------------------------
Beginning balance                           $37,908         $43,020         $50,575
 Costs deferred                              32,600          38,608          35,680
 Amortization                               (39,286)        (43,720)        (43,235)
                                          ---------       ---------       ---------
Ending balance                              $31,222         $37,908         $43,020
                                          ---------       ---------       ---------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill is as follows:

                                                  GOODWILL FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                             2010              2009             2008
---------------------------------------------------------------------------------------
Balance as of January 1:
Goodwill                                     $156,817         $156,817         $156,817
Accumulated impairment loss                   (75,244)              --               --
                                          -----------       ----------       ----------
                                               81,573          156,817          156,817
 Impairments*                                 (64,288)         (75,244)              --
                                          -----------       ----------       ----------
Goodwill                                      156,817          156,817          156,817
Accumulated impairment losses                (139,532)         (75,244)              --
                                          -----------       ----------       ----------
Balance as of December 31:                    $17,285          $81,573         $156,817
                                          -----------       ----------       ----------

*   See Notes 2 and 4 for further information.

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company's total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment.

In the fourth quarters of 2010 and 2009, we conducted our annual assessments of goodwill. Based on the results of the 2010 assessment, the Company concluded that its net book value exceeded its estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded an impairment charge of $64,288. During 2009, the Company concluded that its net book value exceeded its estimated fair value and recorded a $75,244 impairment charge after performing a Step 2 test. The 2010 impairment reflects the effects of the low interest rate environment, continuing high unemployment, the slow pace of the economic recovery and an increased net book value of the Company, primarily related to its investment portfolio. The 2009 impairment reflected the challenging near term growth environment for the Company and an increased net book value of the Company, primarily related to its investment portfolio. Management remains confident in the long-term prospects of the Company. See Note 4 for further information.

Information about VOBA is as follows:

                                                  VOBA FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010            2009            2008
----------------------------------------------------------------------------------------
Beginning balance                           $18,783         $21,461         $22,816
 Acquisitions                                    --              --           2,088
 Amortization, net of interest accrued       (2,086)         (2,678)         (3,443)
                                          ---------       ---------       ---------
Ending balance                              $16,697         $18,783         $21,461
                                          ---------       ---------       ---------

As of December 31, 2010, the majority of the outstanding balance of VOBA relates to the Company's Preneed business. VOBA in this business assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2010 the estimated amortization of VOBA for the next five years and thereafter is as follows:

                                           AMOUNT
---------------------------------------------------
Year
2011                                         $1,863
2012                                          1,729
2013                                          1,550
2014                                          1,425
2015                                          1,323
Thereafter                                    8,807
                                          ---------
                                   TOTAL    $16,697
                                          ---------

Information about other intangible assets is as follows:

                                                              AS OF DECEMBER 31,
                                                                  2010                    NET OTHER
                                      CARRYING                 ACCUMULATED               INTANGIBLE
                                        VALUE                 AMORTIZATION                 ASSETS
-------------------------------------------------------------------------------------------------------------
Contract based intangibles              $38,020                  $(16,110)                  $21,910
                                      ---------                 ---------                 ---------

                                                           AS OF DECEMBER 31,
                                                                  2009                    NET OTHER
                                      CARRYING                 ACCUMULATED               INTANGIBLE
                                        VALUE                 AMORTIZATION                 ASSETS
-------------------------------  -----------------------------------------------------------------------
Contract based intangibles              $38,020                  $(14,323)                  $23,697
                                      ---------                 ---------                 ---------

Other intangible assets that have finite lives are amortized over their useful lives. The estimated amortization of other intangible assets which mainly include state licenses, are as follows:

                                           AMOUNT
---------------------------------------------------
Year
2011                                         $1,788
2012                                          1,788
2013                                          1,788
2014                                          1,788
2015                                          1,788
Thereafter                                   12,970
                                          ---------
      TOTAL OTHER INTANGIBLE ASSETS WITH
                            FINITE LIVES    $21,910
                                          ---------

14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss), net of tax, at December 31 are as follows:

                                               UNREALIZED                           ACCUMULATED OTHER
                                             GAINS (LOSSES)                           COMPREHENSIVE
                                              ON SECURITIES        OTTI               INCOME (LOSS)
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2008                     $(165,712)          $ --                $(165,712)
                                               -----------       --------              -----------
Cumulative effect of change in
 accounting principle (after-tax) (1)              (14,203)        (2,221)                 (16,424)
Activity in 2009                                   210,552          6,177                  216,729
                                               -----------       --------              -----------
Balance at December 31, 2009                        30,637          3,956                   34,593
                                               -----------       --------              -----------
Activity in 2010                                    77,000          2,424                   79,424
                                               -----------       --------              -----------
Balance at December 31, 2010                      $107,637         $6,380                 $114,017
                                               -----------       --------              -----------

(1) Relates to the adoption of the new OTTI guidance for debt securities. See Notes 3 and 4 for further information.

The amounts in the unrealized gains (losses) on securities column are net of reclassification adjustments of $5,762, $(14,951) and $(82,824), net of tax, in 2010, 2009 and 2008, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(168) and $ (753), net of tax, in 2010 and 2009, respectively, for net realized losses on sales of securities included in net income.

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology, actuarial and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2010, 2009 and 2008, were $43,298, $47,588 and
$52,583, respectively. Net expenses paid to affiliates were $22,218, $12,986 and $25,324, for the years ended December 31, 2010, 2009 and 2008. Information technology expenses were $21,178, $20,309 and $22,451 for the years ended December 31, 2010, 2009 and 2008, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

In, 2008, the Company assumed the remaining business not already reinsured through an existing, but amended agreement with its affiliate, UFLIC. Later in 2008, Assurant sold UFLIC to IA American Life Insurance Company. The Company has assumed premiums from IA American Life Insurance Company of $6,924, $8,157, $9,450 and reserves of $445,502, $473,088, $498,663 for the years ended December 31, 2010, 2009 and 2008 respectively.

In prior years, the Company assumed group disability business from an affiliate, Union Security Life Insurance Company of New York ("USLICoNY"). On January 1, 2010, the Company terminated this reinsurance agreement for new business written. Effective July 1, 2010, the Company commuted the existing reinsured business under the same agreement, which involved a release of $26,920 in reserves and cash paid to USLICoNY of $29,172. The commutation resulted in a $2,252 loss for the Company, and is reflected in the policyholder benefits in the consolidated statements of operations. The Company assumed $67, $4,777 and $7,806 of premiums from USLICoNY in 2010, 2009 and 2008, respectively and $30,149 and $30,802 of reserves in 2009 and 2008, respectively.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2010, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2011                                                                      $7,086
2012                                                                       2,364
2013                                                                       1,313
2014                                                                         730
2015                                                                         275
Thereafter                                                                   628
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $12,396
                                                                       ---------

Rent expense was $8,438, $8,760 and $7,961 for 2010, 2009 and 2008,
respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations or cash flows.

As previously disclosed, the Parent entered into a settlement on January 21, 2010 in connection with a complaint filed by the SEC regarding a finite reinsurance arrangement entered into by the Parent. The Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3,500, an expense that the Parent accrued as of December 31, 2009, and a permanent injunction prohibiting the Parent from violating certain provisions of the federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010, and the Parent paid the penalty.

In the course of implementing procedures for compliance with the new mandatory reporting requirements under the Medicare, Medicaid, and SCHIP Extension Act of 2007, the Parent Company's Health segment identified a possible ambiguity in the Medicare Secondary Payer Act and related regulations about which the Company subsequently had a meeting with representatives of the Centers for Medicare and Medicaid Services ("CMS"). The Parent Company believes that its historical interpretation and application of such laws and regulations is correct and has requested that CMS issue a written determination to that effect. More recently, CMS informed counsel that it disagrees with some of the Parent Company's Health segment's legal positions and requested another meeting to discuss the matter further, but as of this date, no such meeting has been schedule. The Company does not believe that any loss relating to this issue is probable, nor can the Company make any estimate of any possible loss or range of possible loss associated with this issue.

17. BUSINESS COMBINATIONS

On October 1, 2009, the Company acquired, through a reinsurance agreement, a block of business from Shenandoah Life Insurance Company ("Shenandoah"). The Company will assume, on a coinsurance basis, 100% of the group life, disability, dental and vision insurance business in force with Shenandoah. There were no goodwill or intangible assets associated with this agreement.

                        UNION SECURITY INSURANCE COMPANY
                              AT DECEMBER 31, 2010
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                   OTHER-THAN-INVESTMENTS IN RELATED PARTIES

                              COST OR                           AMOUNT AT
                             AMORTIZED        FAIR           WHICH SHOWN IN
                               COST           VALUE           BALANCE SHEET
--------------------------------------------------------------------------------
FIXED MATURITY
 SECURITIES:
 United States Government
  and government agencies
  and authorities                 $7,096         $7,300              $7,300
 States, municipalities
  and political
  subdivisions                    55,486         55,071              55,071
 Foreign governments              34,913         36,989              36,989
 Asset-backed                      2,180          2,273               2,273
 Commercial
  mortgage-backed                 11,060         11,516              11,516
 Residential
  mortgage-backed                 97,562        104,998             104,998
 Corporate                     2,329,309      2,498,709           2,498,709
                           -------------  -------------       -------------
     TOTAL FIXED MATURITY
               SECURITIES      2,537,606      2,716,856           2,716,856
                           -------------  -------------       -------------
EQUITY SECURITIES:
 Common stocks                        92            179                 179
 Non-redeemable preferred
  stocks                         126,534        128,589             128,589
                           -------------  -------------       -------------
  TOTAL EQUITY SECURITIES        126,626        128,768             128,768
                           -------------  -------------       -------------
Commercial mortgage loans
 on real estate, at
 amortized cost                  702,311        745,277             702,311
Policy loans                      13,241         13,241              13,241
Short-term investments            53,246         53,246              53,246
Collateral held under
 securities lending               57,467         57,039              57,039
Other investments                 92,117         92,117              92,117
                           -------------  -------------       -------------
        TOTAL INVESTMENTS     $3,582,614     $3,806,544          $3,763,578
                           -------------  -------------       -------------

                        UNION SECURITY INSURANCE COMPANY
               FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 & 2008
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

                                      FUTURE
                DEFERRED              POLICY                                 CLAIMS AND
               ACQUISITION         BENEFITS AND          UNEARNED             BENEFITS         PREMIUM
                  COSTS              EXPENSES            PREMIUMS             PAYABLE          REVENUES
--------------------------------------------------------------------------------------------------------
2010             $31,222            $2,881,526            $33,871            $1,741,250       $1,116,247
                 -------            ----------            -------            ----------       ----------
2009             $37,908            $2,675,069            $37,692            $1,751,501       $1,092,512
                 -------            ----------            -------            ----------       ----------
2008             $43,020            $2,687,488            $35,962            $1,778,563       $1,173,790
                 -------            ----------            -------            ----------       ----------

                                     BENEFITS         AMORTIZATION
                                  CLAIMS, LOSSES       OF DEFERRED
                   NET                 AND               POLICY              OTHER*
                INVESTMENT          SETTLEMENT         ACQUISITION         OPERATING
                  INCOME             EXPENSES             COSTS             EXPENSES
----------  -----------------------------------------------------------------------------
2010             $212,475            $838,055            $39,286            $415,216
                 --------            --------            -------            --------
2009             $216,725            $849,531            $43,720            $418,264
                 --------            --------            -------            --------
2008             $238,451            $889,498            $43,235            $357,217
                 --------            --------            -------            --------

* Includes amortization of value of business acquired, underwriting, general and administration expenses and goodwill impairment

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2010
                           SCHEDULE IV -- REINSURANCE

                                                          CEDED TO          ASSUMED FROM
                                            DIRECT          OTHER              OTHER
                                            AMOUNT        COMPANIES          COMPANIES
---------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                    $72,241,115    $12,791,301         $6,579,297
                                         -------------  -------------       ------------
PREMIUMS:
 Life insurance                               $292,452        $98,636            $17,758
 Accident and health insurance                 790,023         92,825            207,475
                                         -------------  -------------       ------------
                  TOTAL EARNED PREMIUMS     $1,082,475       $191,461           $225,233
                                         -------------  -------------       ------------
BENEFITS:
 Life insurance                               $426,739       $279,406            $33,647
 Accident and health insurance                 852,677        382,685            187,083
                                         -------------  -------------       ------------
            TOTAL POLICYHOLDER BENEFITS     $1,279,416       $662,091           $220,730
                                         -------------  -------------       ------------

                                                           PERCENTAGE OF
                                              NET             AMOUNT
                                            AMOUNT        ASSUMED TO NET
---------------------------------------  ----------------------------------
LIFE INSURANCE IN FORCE                    $66,029,111          10.0%
                                         -------------
PREMIUMS:
 Life insurance                               $211,574           8.4%
 Accident and health insurance                 904,673          22.9%
                                         -------------
                  TOTAL EARNED PREMIUMS     $1,116,247          20.2%
                                         -------------
BENEFITS:
 Life insurance                               $180,980          18.6%
 Accident and health insurance                 657,075          28.5%
                                         -------------
            TOTAL POLICYHOLDER BENEFITS       $838,055          26.3%
                                         -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2009
                           SCHEDULE IV -- REINSURANCE

                                                        CEDED TO          ASSUMED FROM
                                          DIRECT          OTHER              OTHER
                                          AMOUNT        COMPANIES          COMPANIES
-------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                  $74,478,037    $14,220,902         $8,661,374
                                       -------------  -------------       ------------
PREMIUMS:
 Life insurance                             $314,216       $112,043            $11,258
 Accident and health insurance               843,340         89,845            125,586
                                       -------------  -------------       ------------
                TOTAL EARNED PREMIUMS     $1,157,556       $201,888           $136,844
                                       -------------  -------------       ------------
BENEFITS:
 Life insurance                             $457,403       $290,203            $31,302
 Accident and health insurance               678,945        139,858            111,942
                                       -------------  -------------       ------------
          TOTAL POLICYHOLDER BENEFITS     $1,136,348       $430,061           $143,244
                                       -------------  -------------       ------------

                                                          PERCENTAGE OF
                                            NET              AMOUNT
                                          AMOUNT         ASSUMED TO NET
-------------------------------------  ------------------------------------
LIFE INSURANCE IN FORCE                  $68,918,509           12.6%
                                       -------------
PREMIUMS:
 Life insurance                             $213,431            5.3%
 Accident and health insurance               879,081           14.3%
                                       -------------
                TOTAL EARNED PREMIUMS     $1,092,512           12.5%
                                       -------------
BENEFITS:
 Life insurance                             $198,502           15.8%
 Accident and health insurance               651,029           17.2%
                                       -------------
          TOTAL POLICYHOLDER BENEFITS       $849,531           16.9%
                                       -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2008
                           SCHEDULE IV -- REINSURANCE

                                                        CEDED TO          ASSUMED FROM
                                          DIRECT          OTHER              OTHER
                                          AMOUNT        COMPANIES          COMPANIES
-------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                  $80,291,791    $14,159,840         $1,734,842
                                       -------------  -------------       ------------
PREMIUMS:
 Life insurance                             $350,710       $127,910             $9,861
 Accident and health insurance               901,072         87,337            127,394
                                       -------------  -------------       ------------
                TOTAL EARNED PREMIUMS     $1,251,782       $215,247           $137,255
                                       -------------  -------------       ------------
BENEFITS:
 Life insurance                             $606,408       $439,880            $34,399
 Accident and health insurance               666,924         95,127            116,774
                                       -------------  -------------       ------------
          TOTAL POLICYHOLDER BENEFITS     $1,273,332       $535,007           $151,173
                                       -------------  -------------       ------------

                                                          PERCENTAGE OF
                                            NET              AMOUNT
                                          AMOUNT         ASSUMED TO NET
-------------------------------------  ------------------------------------
LIFE INSURANCE IN FORCE                  $67,866,793            2.6%
                                       -------------
PREMIUMS:
 Life insurance                             $232,661            4.2%
 Accident and health insurance               941,129           13.5%
                                       -------------
                TOTAL EARNED PREMIUMS     $1,173,790           11.7%
                                       -------------
BENEFITS:
 Life insurance                             $200,927           17.1%
 Accident and health insurance               688,571           17.0%
                                       -------------
          TOTAL POLICYHOLDER BENEFITS       $889,498           17.0%
                                       -------------

                        UNION SECURITY INSURANCE COMPANY
                     AS OF DECEMBER 31, 2010, 2009 AND 2008
                SCHEDULE V -- VALUATION AND QUALIFYING ACCOUNTS

                                                                  ADDITIONS
                                 BALANCE AT          CHARGED TO                CHARGED                            BALANCE AT
                                BEGINNING OF          COSTS AND               TO OTHER                              END OF
                                    YEAR              EXPENSES                ACCOUNTS         DEDUCTIONS            YEAR
---------------------------------------------------------------------------------------------------------------------------------
2010:
 Valuation allowance for
  deferred tax assets               $10,415                108                    $ --             $ --              $10,523
 Valuation allowance for
  mortgage loans on real
  estate                              8,552              3,882                      --               --               12,434
 Valuation allowance for
  uncollectible agents
  balances                            4,811               (121)                     --               19                4,671
                                  ---------            -------                 -------            -----            ---------
                      TOTAL         $23,778             $3,869                    $ --              $19              $27,628
                                  ---------            -------                 -------            -----            ---------
2009:
 Valuation allowance for
  deferred tax assets                $7,195               (390)                  3,610             $ --              $10,415
 Valuation allowance for
  mortgage loans on real
  estate                              3,252              5,300                      --               --                8,552
 Valuation allowance for
  uncollectible agents
  balances                            4,840                (21)                     --                8                4,811
                                  ---------            -------                 -------            -----            ---------
                      TOTAL         $15,287             $4,889                  $3,610               $8              $23,778
                                  ---------            -------                 -------            -----            ---------
2008:
 Valuation allowance for
  deferred tax assets                  $ --             $7,195                    $ --             $ --               $7,195
 Valuation allowance for
  mortgage loans on real
  estate                              3,018                234                      --               --                3,252
 Valuation allowance for
  uncollectible agents
  balances                            5,622               (424)                     --              358                4,840
                                  ---------            -------                 -------            -----            ---------
                      TOTAL          $8,640             $7,005                    $ --             $358              $15,287
                                  ---------            -------                 -------            -----            ---------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    a) Principal Underwriter and Servicing Agreement.(5)
              b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(3)
       (6) a) Restated Articles of Incorporation of Union Security Insurance Company.(6)
              b) Restated By-Laws of Union Security Insurance Company.(6)
       (7)    Form of Reinsurance Contract.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    a) Opinion and Consent of Counsel.
       (9)    b) Opinion and Consent of Counsel.
       (10) a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
              b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed on April 19, 2002.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-43886 filed on November 8, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 033-37577 filed on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-43886 filed on October 21, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                               POSITION AND OFFICES
NAME AND ADDRESS                                                  WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------------
S. Craig Lemasters (2)            Director
Christopher J. Pagano (3)         Director
Michael J. Peninger (3)           Chairman of the Board
John Steven Roberts (1)           President and Chief Executive Officer, Director
Sylvia R. Wagner (3)              Director
Miles B. Yakre (1)                Senior Vice President, Chief Financial Officer and Treasurer

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement File No. 333-79701 filed with the Commission on April 29, 2011.

ITEMS 27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2011, there were 33,776 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND
PRINCIPAL BUSINESS ADDRESS                                         TITLE
------------------------------------------------------------------------------------------------------------
Lydia M. Anderson***            Vice President
Scott A. Carlson*               Senior Vice President
Shaun C. Clasby*                Vice President and Chief Marketing Officer
George Eknaian**                Senior Vice President and Chief Actuary
Richard D. Fergesen*            Director, Senior Vice President, Chief Financial Officer, and Financial
                                Principal
Albert Johnson*                 AML Officer and Chief Compliance Officer
Kathleen E. Jorens***           Vice President and Assistant Treasurer
Patrick H. McEvoy*              Director, President and Chief Executive Officer
Brian Murphy**                  Director and Chairman
Robert W. Paiano***             Senior Vice President and Treasurer
Jennifer R. Relien*             Chief Legal Officer and Assistant Secretary
Diane E. Tatelman**             Vice President

------------

*   Address: 7755 3rd Street North, Oakdale, MN 55128.

**  200 Hopmeadow Street, Simsbury CT 06089.

*** One Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 29th day of April, 2011.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:    John Steven Roberts                              *By:   /s/ Richard J. Wirth
       -----------------------------------------------         -----------------------
       John Steven Roberts,                                    Richard J. Wirth
       President and Chief Executive Officer,                  Attorney-in-Fact
       Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------------------
       John Steven Roberts,
       President and Chief Executive Officer,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

S. Craig Lemasters, Director*
Christopher J. Pagano, Director*
Michael J. Peninger, Chairman of the Board*
John Steven Roberts, President and Chief Executive
 Officer, Director*                                           *By:     /s/ Richard J. Wirth
                                                                       -------------------------------------
Sylvia R. Wagner, Director*                                            Richard J. Wirth
Miles B. Yakre, Senior Vice President, Chief Financial                 Attorney-in-Fact
 Officer and Treasurer*                                       Date:    April 29, 2011

333-43886

                                 EXHIBIT INDEX

     9(a)  Opinion and Consent of Counsel.
     9(b)  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.